UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, California	90401-1085
Address of principal executive offices)	(Zip code)

Jason A. Schwarz

1299 Ocean Avenue, Suite 700    Santa Monica, California 90401-1085

(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Consumer Discretionary - 16.7%
Amazon.com, Inc. (a)	13,660	$12,110,137
AMC Networks, Inc. - Class A (a)	14,362	842,762
Aramark	3,664	135,092
Bed Bath & Beyond, Inc.	3,430	135,348
Brunswick Corp.	30	1,836
CalAtlantic Group, Inc. (b)	2,920	109,354
Carter's, Inc.	2,260	202,948
Choice Hotels International, Inc.	1,200	75,120
Coach, Inc.	17,470	722,035
D.R. Horton, Inc.	2,230	74,281
DISH Network Corp. - Class A (a) (b)	75	4,762
Gap, Inc. (The) (b)	1,758	42,702
Gentex Corp.	15,430	329,122
Harley-Davidson, Inc.	19,420	1,174,910
Home Depot, Inc. (The)	2,610	383,226
Las Vegas Sands Corp.	1,764	100,671
Liberty Ventures - Series A (a)	4,184	186,104
Lions Gate Entertainment Corp. - Class B (a) (b)	1,016	24,770
Lowe's Cos., Inc.	3,208	263,730
Marriott International, Inc. - Class A	609	57,356
Mattel, Inc. (b)	9,407	240,913
McDonald's Corp.	8,349	1,082,114
Michael Kors Holdings Ltd. (a)	980	37,348
NIKE, Inc. - Class B	38,200	2,128,886
O'Reilly Automotive, Inc. (a) (b)	8,475	2,286,894
Panera Bread Co. - Class A (a) (b)	6,600	1,728,342
Pool Corp.	5,650	674,215
Priceline Group, Inc. (The) (a)	1,625	2,892,451
PulteGroup, Inc.	6,480	152,604
Ralph Lauren Corp. (b)	1,020	83,252
Service Corp. International	6,088	187,997
ServiceMaster Global Holdings, Inc. (a)	1,790	74,733
Signet Jewelers Ltd. (b)	1,897	131,405
Six Flags Entertainment Corp.	1,180	70,198
Starbucks Corp.	39,565	2,310,200

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Discretionary - 16.7% (Continued)
TJX Cos., Inc. (The)	3,320	$262,546
Toll Brothers, Inc. (a)	257	9,280
Tupperware Brands Corp. (b)	2,870	180,007
Ulta Beauty, Inc. (a)	10,400	2,966,391
Viacom, Inc. - Class B	14,245	664,102
Walt Disney Co. (The)	44	4,989
Williams-Sonoma, Inc. (b)	7,974	427,566
Wyndham Worldwide Corp. (b)	3,370	284,057
Yum China Holdings, Inc. (a)	35,625	969,000
Yum! Brands, Inc.	21,982	1,404,650
		38,230,406
Consumer Staples - 7.8%
Altria Group, Inc.	23,038	1,645,374
Campbell Soup Co.	2,168	124,096
Clorox Co. (The)	2,900	391,007
Coca-Cola Co. (The)	68,380	2,902,047
Costco Wholesale Corp.	2,028	340,075
Danone S.A. - ADR (b)	194,229	2,658,996
Energizer Holdings, Inc.	2,280	127,110
General Mills, Inc.	4,845	285,903
Kimberly-Clark Corp.	2,513	330,786
Monster Beverage Corp. (a)	110,302	5,092,644
PepsiCo, Inc.	4,723	528,315
Philip Morris International, Inc.	4,479	505,679
Procter & Gamble Co. (The)	30,036	2,698,735
Tyson Foods, Inc. - Class A	930	57,390
		17,688,157
Energy - 1.8%
Halliburton Co.	41,275	2,031,143
HollyFrontier Corp. (b)	3,206	90,858
Schlumberger Ltd.	24,022	1,876,118
Williams Cos., Inc. (The)	1,735	51,339
		4,049,458
Financials - 4.9%
American Express Co.	15,397	1,218,057
Ameriprise Financial, Inc.	4,478	580,707

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Financials - 4.9% (Continued)
AmTrust Financial Services, Inc. (b)	12,030	$222,074
Artisan Partners Asset Management, Inc. - Class A	24,128	665,933
Charles Schwab Corp. (The)	59,525	2,429,215
Citizens Financial Group, Inc.	6,240	215,592
Eaton Vance Corp.	80	3,597
Erie Indemnity Co. - Class A	3,525	432,518
Federated Investors, Inc. - Class B (b)	18,280	481,495
First Hawaiian, Inc.	640	19,149
Goldman Sachs Group, Inc. (The)	6,475	1,487,437
Leucadia National Corp.	11,760	305,760
Lincoln National Corp.	10,840	709,477
SEI Investments Co.	46,752	2,358,171
XL Group Ltd.	3,708	147,801
		11,276,983
Health Care - 15.7%
Abbott Laboratories	1,782	79,139
AbbVie, Inc.	8,440	549,950
Aetna, Inc. (b)	100	12,755
Akorn, Inc. (a) (b)	210	5,057
Alexion Pharmaceuticals, Inc. (a)	16,235	1,968,331
Allergan plc	1,855	443,197
AmerisourceBergen Corp.	3,311	293,024
Amgen, Inc.	15,687	2,573,767
Baxter International, Inc.	15,603	809,172
Biogen, Inc. (a)	1,177	321,815
Bioverativ, Inc. (a)	588	32,022
Bristol-Myers Squibb Co.	13,284	722,384
Bruker Corp.	4,250	99,153
C.R. Bard, Inc.	890	221,201
Cardinal Health, Inc.	4,098	334,192
Celgene Corp. (a)	30,133	3,749,450
Centene Corp. (a)	5,610	399,769
Cerner Corp. (a)	36,145	2,127,133
DaVita, Inc. (a)	1,349	91,692
DexCom, Inc. (a) (b)	18,325	1,552,677
Edwards Lifesciences Corp. (a)	27,950	2,629,256

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 15.7% (Continued)
Eli Lilly & Co.	5,215	$438,634
Gilead Sciences, Inc.	14,790	1,004,537
HCA Holdings, Inc. (a)	325	28,922
Intuitive Surgical, Inc. (a)	30	22,994
Johnson & Johnson	1,279	159,299
McKesson Corp.	4,142	614,092
Merck & Co., Inc.	21,794	1,384,791
Mylan N.V. (a)	1,276	49,751
Novartis AG - ADR (b)	21,983	1,632,677
Novo Nordisk A/S - ADR	64,347	2,205,814
Premier, Inc. - Class A (a) (b)	42,401	1,349,623
Regeneron Pharmaceuticals, Inc. (a)	5,679	2,200,670
Shire plc - ADR	9,350	1,629,051
United Therapeutics Corp. (a)	420	56,860
UnitedHealth Group, Inc.	2,635	432,166
Varex Imaging Corp. (a) (b)	6,978	234,461
Varian Medical Systems, Inc. (a)	20,399	1,858,960
Zoetis, Inc.	28,400	1,515,708
		35,834,146
Industrials - 7.5%
3M Co.	1,785	341,524
Acuity Brands, Inc. (b)	7,375	1,504,500
AdvanSix, Inc. (a)	216	5,901
Air Lease Corp. (b)	4,294	166,393
Allegion plc	1,300	98,410
BWX Technologies, Inc.	525	24,990
CSX Corp.	39,225	1,825,924
Cummins, Inc.	100	15,120
Deere & Co.	31,974	3,480,689
Delta Air Lines, Inc.	12,393	569,582
Dun & Bradstreet Corp. (The)	1,270	137,084
Expeditors International of Washington, Inc.	45,077	2,546,400
Fortive Corp.	420	25,292
Graco, Inc. (b)	1,690	159,097
HD Supply Holdings, Inc. (a)	7,710	317,073
Honeywell International, Inc.	5,402	674,548

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 7.5% (Continued)
JetBlue Airways Corp. (a)	43,140	$889,115
KAR Auction Services, Inc.	15,220	664,658
MSC Industrial Direct Co., Inc. - Class A	1,505	154,654
Robert Half International, Inc.	530	25,880
Snap-on, Inc.	809	136,454
Southwest Airlines Co.	8,660	465,562
Stericycle, Inc. (a)	690	57,194
Toro Co. (The)	1,010	63,085
United Parcel Service, Inc. - Class B	21,170	2,271,541
United Rentals, Inc. (a)	2,120	265,106
Waste Management, Inc.	1,110	80,941
Watsco, Inc.	430	61,567
		17,028,284
Information Technology - 39.8%
Accenture plc - Class A	3,724	446,433
Activision Blizzard, Inc.	38,775	1,933,322
Adobe Systems, Inc. (a)	24,475	3,184,932
Alibaba Group Holding Ltd. - ADR (a) (b)	39,250	4,232,328
Alliance Data Systems Corp. (b)	496	123,504
Alphabet, Inc. - Class A (a)	4,228	3,584,498
Alphabet, Inc. - Class C (a)	8,238	6,833,914
Analog Devices, Inc.	5,320	435,974
ANSYS, Inc. (a)	430	45,954
Apple, Inc.	55,767	8,011,487
Applied Materials, Inc.	64,675	2,515,857
Autodesk, Inc. (a)	32,144	2,779,492
Automatic Data Processing, Inc.	10,613	1,086,665
Booz Allen Hamilton Holding Corp.	11,900	421,141
Cadence Design Systems, Inc. (a)	685	21,509
CDK Global, Inc.	1,037	67,415
Cisco Systems, Inc.	129,149	4,365,237
Citrix Systems, Inc. (a)	3,569	297,619
CommScope Holding Co., Inc. (a)	3,668	152,992
DST Systems, Inc.	1,980	242,550
Electronic Arts, Inc. (a)	1,170	104,738
Euronet Worldwide, Inc. (a)	2,610	223,207

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Information Technology - 39.8% (Continued)
Facebook, Inc. - Class A (a)	91,050	$12,933,652
FactSet Research Systems, Inc. (b)	8,978	1,480,562
Fidelity National Information Services, Inc.	4,491	357,573
Intel Corp.	910	32,824
International Business Machines Corp.	5,022	874,531
Intuit, Inc.	3,790	439,602
Jack Henry & Associates, Inc.	6,028	561,207
KLA-Tencor Corp.	780	74,155
Lam Research Corp. (b)	80	10,269
LogMeIn, Inc.	613	59,768
MasterCard, Inc. - Class A	4,297	483,284
Maxim Integrated Products, Inc.	825	37,092
Microsoft Corp.	68,992	4,543,812
Motorola Solutions, Inc.	6,441	555,343
National Instruments Corp.	1,480	48,189
NCR Corp. (a) (b)	920	42,026
Nuance Communications, Inc. (a)	9,205	159,339
NVIDIA Corp.	10,537	1,147,795
Oracle Corp.	91,118	4,064,773
Palo Alto Networks, Inc. (a) (b)	9,275	1,045,107
Paychex, Inc.	4,315	254,154
QUALCOMM, Inc.	66,465	3,811,102
Red Hat, Inc. (a)	27,575	2,385,238
Sabre Corp.	9,960	211,052
salesforce.com, Inc. (a)	27,350	2,256,102
Skyworks Solutions, Inc.	2,220	217,516
Symantec Corp.	32,580	999,554
Teradata Corp. (a) (b)	32,730	1,018,558
Texas Instruments, Inc.	4,255	342,783
Vantiv, Inc. - Class A (a)	6,435	412,612
Visa, Inc. - Class A (b)	90,921	8,080,150
Western Union Co. (The)	26,058	530,280
Xilinx, Inc.	5,455	315,790
		90,896,562
Materials - 2.7%
AptarGroup, Inc.	6,875	529,306

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Bemis Co., Inc.	6,310	$308,307
Celanese Corp. - Series A	960	86,256
Eastman Chemical Co.	2,515	203,212
FMC Corp.	3,865	268,965
GCP Applied Technologies, Inc. (a)	2,620	85,543
Graphic Packaging Holding Co.	13,150	169,241
International Paper Co. (b)	5,850	297,063
LyondellBasell Industries N.V. - Class A	830	75,688
Owens-Illinois, Inc. (a)	15,490	315,686
PPG Industries, Inc.	1,930	202,804
Praxair, Inc.	2,585	306,581
Scotts Miracle-Gro Co. (The)	3,736	348,905
Sealed Air Corp.	1,510	65,806
Sherwin-Williams Co. (The)	7,375	2,287,652
Silgan Holdings, Inc.	440	26,118
Steel Dynamics, Inc.	18,117	629,747
W.R. Grace & Co.	95	6,622
		6,213,502
Real Estate - 1.1%
Care Capital Properties, Inc. (b)	4,180	112,317
CubeSmart	50	1,298
Equity LifeStyle Properties, Inc.	2,405	185,329
Federal Realty Investment Trust	2,338	312,123
Gaming and Leisure Properties, Inc.	13,600	454,512
Lamar Advertising Co. - Class A (b)	6,644	496,573
Omega Healthcare Investors, Inc. (b)	11,753	387,731
Public Storage	976	213,656
Simon Property Group, Inc.	1,193	205,232
Tanger Factory Outlet Centers, Inc.	4,960	162,539
Taubman Centers, Inc.	595	39,282
		2,570,592

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Telecommunication Services - 0.2%
Verizon Communications, Inc.	10,732	$523,185

Total Common Stocks (Cost $158,930,922)		$224,311,275

MONEY MARKET FUNDS - 2.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.56% (c)	3,963,603	$3,963,603
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 0.01% (c) (d)	891,150	891,150
Total Money Market Funds (Cost $4,854,753)		$4,854,753

Total Investments at Value - 100.3% (Cost $163,785,675)		$229,166,028

Liabilities in Excess of Other Assets - (0.3%)		(777,655)

Net Assets - 100.0%		$228,388,373

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $31,344,315 (Note 5).
(c)	The rate shown is the 7-day effective yield as of March 31, 2017.
(d)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of March 31, 2017 was $891,150.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $31,348,645 (Note 5).

ADR - American Depositary Receipt.
Ltd. - Limited.
plc - Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary - 6.9%
Adient plc	11,581	$841,592
Best Buy Co., Inc.	1,340	65,861
Choice Hotels International, Inc.	2,500	156,500
Coach, Inc.	3,460	143,002
Ford Motor Co.	141,441	1,646,374
Gap, Inc. (The) (a)	33,500	813,715
Garmin Ltd. (a)	740	37,821
General Motors Co.	22,754	804,581
Hilton Worldwide Holdings, Inc. (a)	18,558	1,084,900
Interpublic Group of Cos., Inc. (The)	27,650	679,361
John Wiley & Sons, Inc. - Class A	390	20,982
Kohl's Corp. (a)	6,975	277,675
Lear Corp.	580	82,116
Liberty Broadband Corp. - Series A (b)	1,333	113,425
Liberty Ventures - Series A (b)	616	27,400
Marriott International, Inc. - Class A	1,520	143,154
Mattel, Inc. (a)	4,295	109,995
News Corp. - Class A	74,565	969,344
Omnicom Group, Inc.	15,150	1,306,081
Ralph Lauren Corp.	2,855	233,025
Signet Jewelers Ltd. (a)	100	6,927
Staples, Inc.	129,806	1,138,399
Target Corp.	18,300	1,009,977
TEGNA, Inc.	450	11,529
Viacom, Inc. - Class B	3,930	183,217
Whirlpool Corp. (a)	4,200	719,586
		12,626,539
Consumer Staples - 6.3%
Altria Group, Inc.	28,100	2,006,902
Avon Products, Inc. (b)	4,945	21,758
Bunge Ltd.	4,890	387,581
Colgate-Palmolive Co.	440	32,204
CVS Health Corp.	6,825	535,763
Edgewell Personal Care Co. (b)	515	37,667
Kellogg Co.	7,675	557,282

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Consumer Staples - 6.3% (Continued)
Kimberly-Clark Corp.	431	$56,733
Molson Coors Brewing Co. - Class B	4,330	414,424
Nu Skin Enterprises, Inc. - Class A	4,660	258,817
Philip Morris International, Inc.	22,386	2,527,379
Post Holdings, Inc. (b)	640	56,013
Procter & Gamble Co. (The)	8,072	725,268
Tyson Foods, Inc. - Class A	11,230	693,003
Wal-Mart Stores, Inc.	44,940	3,239,275
		11,550,069
Energy - 11.5%
Apache Corp. (a)	3,785	194,511
Baker Hughes, Inc.	5,325	318,541
BP plc - ADR (a)	102,203	3,528,048
Cenovus Energy, Inc. (a)	40,800	461,040
Chevron Corp.	9,779	1,049,971
ConocoPhillips	54,825	2,734,123
Devon Energy Corp.	2,575	107,429
Ensco plc - Class A	15,164	135,718
Exxon Mobil Corp.	42,863	3,515,195
Halliburton Co.	6,175	303,871
HollyFrontier Corp. (a)	8,480	240,323
Kinder Morgan, Inc.	7,440	161,746
Marathon Petroleum Corp.	1,645	83,138
Murphy Oil Corp.	23,200	663,288
Occidental Petroleum Corp.	24,900	1,577,664
PBF Energy, Inc. - Class A (a)	25,420	563,561
Phillips 66	16,400	1,299,208
Rowan Cos. plc - Class A (a) (b)	11,403	177,659
Royal Dutch Shell plc - Class A - ADR	50,118	2,642,741
TechnipFMC plc (b)	6,403	208,098
Tesoro Corp.	4,800	389,088
Valero Energy Corp.	6,960	461,378
Williams Cos., Inc. (The)	820	24,264
World Fuel Services Corp.	8,700	315,375
		21,155,978

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Financials - 32.2%
Aflac, Inc.	180	$13,036
AGNC Investment Corp. (a)	5,095	101,340
Allstate Corp. (The)	9,175	747,671
Ally Financial, Inc.	2,770	56,314
American Express Co.	26,010	2,057,650
American Financial Group, Inc.	2,131	203,340
American International Group, Inc.	30,398	1,897,747
American National Insurance Co.	735	86,752
Ameriprise Financial, Inc.	7,120	923,322
AmTrust Financial Services, Inc. (a)	480	8,861
Annaly Capital Management, Inc. (a)	11,450	127,210
Aspen Insurance Holdings Ltd.	5,701	296,737
Assurant, Inc.	1,295	123,893
Assured Guaranty Ltd.	19,541	725,167
Axis Capital Holdings Ltd.	18,350	1,230,001
Bank of America Corp.	231,383	5,458,324
Bank of Hawaii Corp. (a)	1,030	84,831
Berkshire Hathaway, Inc. - Class B (b)	3,104	517,375
Capital One Financial Corp.	16,513	1,431,017
Chimera Investment Corp.	19,669	396,919
CIT Group, Inc.	9,547	409,853
Citigroup, Inc.	49,619	2,968,209
Citizens Financial Group, Inc.	19,675	679,771
CNA Financial Corp.	1,825	80,610
Comerica, Inc.	4,814	330,144
Commerce Bancshares, Inc.	2,038	114,454
Everest Re Group Ltd.	180	42,086
Fifth Third Bancorp	32,747	831,774
First American Financial Corp.	930	36,530
Franklin Resources, Inc.	36,045	1,518,936
Fulton Financial Corp.	286	5,105
Genworth Financial, Inc. - Class A (b)	72,195	297,443
Goldman Sachs Group, Inc. (The)	6,871	1,578,406
Hanover Insurance Group, Inc. (The)	7,800	702,468
Invesco Ltd.	12,300	376,749
JPMorgan Chase & Co.	68,352	6,004,039

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Financials - 32.2% (Continued)
KeyCorp	45,975	$817,436
Leucadia National Corp.	21,557	560,482
Lincoln National Corp.	1,255	82,140
Loews Corp.	45,600	2,132,711
Mercury General Corp. (a)	386	23,542
MetLife, Inc.	39,412	2,081,741
MFA Financial, Inc.	42,207	341,033
Morgan Stanley	38,510	1,649,768
Old Republic International Corp.	2,818	57,713
PacWest Bancorp	180	9,587
People's United Financial, Inc. (a)	12,767	232,359
PNC Financial Services Group, Inc. (The)	8,320	1,000,397
Principal Financial Group, Inc.	350	22,089
ProAssurance Corp.	6,113	368,308
Progressive Corp. (The)	3,060	119,891
Prudential Financial, Inc.	4,595	490,195
Regions Financial Corp.	67,657	983,056
RenaissanceRe Holdings Ltd.	540	78,111
Starwood Property Trust, Inc.	11,525	260,235
State Street Corp.	42,695	3,398,950
Synchrony Financial	12,599	432,146
Synovus Financial Corp.	9,380	384,768
TCF Financial Corp.	14,705	250,279
U.S. Bancorp	4,568	235,252
UBS Group AG (a)	88,375	1,409,581
Validus Holdings Ltd.	13,850	781,002
Voya Financial, Inc.	36,936	1,402,090
Waddell & Reed Financial, Inc. - Class A (a)	3,290	55,930
Wells Fargo & Co.	78,042	4,343,817
White Mountains Insurance Group Ltd.	29	25,517
Willis Towers Watson plc	2,843	372,120
XL Group Ltd.	60,973	2,430,383
		59,296,713
Health Care - 11.6%
Abbott Laboratories	18,898	839,260
Aetna, Inc. (a)	230	29,337

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Allergan plc	980	$234,142
Baxter International, Inc.	10,730	556,458
Bio-Rad Laboratories, Inc. - Class A (b)	660	131,564
Brookdale Senior Living, Inc. (b)	280	3,760
Cardinal Health, Inc.	3,550	289,503
Centene Corp. (b)	3,930	280,052
Cigna Corp.	10,610	1,554,259
DaVita, Inc. (b)	598	40,646
HCA Holdings, Inc. (b)	325	28,922
Johnson & Johnson	37,790	4,706,744
McKesson Corp.	4,336	642,855
Medtronic plc	22,120	1,781,987
Merck & Co., Inc.	59,924	3,807,571
Mylan N.V. (b)	17,250	672,578
Patterson Cos., Inc. (a)	910	41,159
Pfizer, Inc.	107,737	3,685,683
Premier, Inc. - Class A (b)	33,130	1,054,528
Sanofi - ADR	21,600	977,400
United Therapeutics Corp. (b)	340	46,029
		21,404,437
Industrials - 8.9%
Air Lease Corp. (a)	806	31,233
American Airlines Group, Inc.	5,120	216,576
Caterpillar, Inc.	5,835	541,255
Chicago Bridge & Iron Co. N.V. (a)	2,230	68,573
Crane Co.	600	44,898
Deere & Co.	5,160	561,718
Delta Air Lines, Inc.	5,650	259,674
Dover Corp.	17,000	1,365,949
Dun & Bradstreet Corp. (The)	790	85,273
Fluor Corp.	2,870	151,019
General Electric Co.	12,396	369,401
Honeywell International, Inc.	6,000	749,220
Ingersoll-Rand plc	504	40,985
JetBlue Airways Corp. (b)	20,575	424,051
Johnson Controls International plc	27,816	1,171,610

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Industrials - 8.9% (Continued)
Kansas City Southern	942	$80,786
Kennametal, Inc.	2,046	80,265
L3 Technologies, Inc.	2,125	351,241
MSC Industrial Direct Co., Inc. - Class A	747	76,762
Norfolk Southern Corp.	10,000	1,119,700
Parker-Hannifin Corp.	11,575	1,855,703
Quanta Services, Inc. (b)	1,090	40,450
Raytheon Co.	4,800	732,000
Southwest Airlines Co.	22,600	1,214,976
Stanley Black & Decker, Inc.	19,125	2,541,138
Stericycle, Inc. (b)	951	78,828
Trinity Industries, Inc.	5,710	151,601
United Continental Holdings, Inc. (b)	920	64,989
United Rentals, Inc. (b)	1,190	148,809
United Technologies Corp.	15,375	1,725,229
Waste Management, Inc.	1,280	93,338
		16,437,250
Information Technology - 11.2%
Analog Devices, Inc.	768	62,938
Apple, Inc.	3,161	454,109
Applied Materials, Inc.	5,040	196,056
ARRIS International plc (b)	4,555	120,480
Avnet, Inc.	250	11,440
Booz Allen Hamilton Holding Corp.	8,689	307,504
CA, Inc.	1,259	39,935
Cisco Systems, Inc.	33,011	1,115,772
Cognizant Technology Solutions Corp. - Class A (b)	17,350	1,032,672
Corning, Inc.	2,564	69,228
Dolby Laboratories, Inc. - Class A	2,650	138,887
Hewlett Packard Enterprise Co.	59,860	1,418,681
HP, Inc.	28,535	510,206
Intel Corp.	51,797	1,868,318
International Business Machines Corp.	9,600	1,671,744
Jabil Circuit, Inc.	1,440	41,645
Juniper Networks, Inc.	6,234	173,492
Lam Research Corp. (a)	740	94,986

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Information Technology - 11.2% (Continued)
Marvell Technology Group Ltd.	15,770	$240,650
Microsoft Corp.	15,973	1,051,982
NetApp, Inc.	15,105	632,144
Oracle Corp.	78,651	3,508,621
QUALCOMM, Inc.	43,706	2,506,102
Seagate Technology plc	18,050	829,037
Symantec Corp.	25,836	792,648
TE Connectivity Ltd.	9,210	686,605
Teradyne, Inc.	11,785	366,514
Vishay Intertechnology, Inc. (a)	4	66
Western Digital Corp.	8,850	730,391
		20,672,853
Materials - 2.9%
AptarGroup, Inc.	2,611	201,021
Bemis Co., Inc.	1,881	91,906
Cabot Corp.	1,445	86,570
Celanese Corp. - Series A	1,764	158,495
Domtar Corp.	40	1,461
Dow Chemical Co. (The)	8,200	521,028
E.I. du Pont de Nemours and Co.	20,400	1,638,731
Eastman Chemical Co.	3,545	286,436
FMC Corp.	2,540	176,759
GCP Applied Technologies, Inc. (b)	10	327
International Paper Co. (a)	8,795	446,609
Mosaic Co. (The)	7,225	210,826
Newmont Mining Corp.	5,577	183,818
Nucor Corp.	1,440	85,997
Praxair, Inc.	620	73,532
Reliance Steel & Aluminum Co.	1,685	134,834
Scotts Miracle-Gro Co. (The)	2,119	197,893
Sonoco Products Co.	3,903	206,547
Steel Dynamics, Inc.	16,520	574,235
W.R. Grace & Co.	10	697
		5,277,722

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Real Estate - 1.1%
American Campus Communities, Inc.	240	$11,422
DCT Industrial Trust, Inc.	989	47,591
Equity Commonwealth (b)	25,140	784,870
Gaming and Leisure Properties, Inc.	7,295	243,799
Highwoods Properties, Inc.	1,510	74,186
Hospitality Properties Trust	2,090	65,898
Kimco Realty Corp.	6,230	137,621
Liberty Property Trust	6,686	257,744
Omega Healthcare Investors, Inc. (a)	2,889	95,308
Quality Care Properties, Inc. (b)	687	12,957
Regency Centers Corp.	1,399	92,880
Spirit Realty Capital, Inc.	1,135	11,498
VEREIT, Inc.	9,580	81,334
W.P. Carey, Inc. (a)	825	51,332
Weyerhaeuser Co.	2,054	69,795
		2,038,235
Telecommunication Services - 2.3%
AT&T, Inc.	59,436	2,469,565
Verizon Communications, Inc.	34,050	1,659,938
		4,129,503
Utilities - 4.7%
AES Corp.	1,410	15,764
Aqua America, Inc.	5,840	187,756
Avangrid, Inc.	17,000	726,580
Calpine Corp. (b)	13,400	148,070
CenterPoint Energy, Inc.	10,718	295,495
Dominion Resources, Inc.	2,805	217,584
DTE Energy Co.	1,017	103,846
Duke Energy Corp.	2,359	193,462
Edison International	12,750	1,015,027
Entergy Corp.	32,031	2,433,074
Eversource Energy	1,235	72,593
Exelon Corp.	14,569	524,193
FirstEnergy Corp.	21,625	688,108
Hawaiian Electric Industries, Inc. (a)	29,325	976,815

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Utilities - 4.7% (Continued)
National Fuel Gas Co. (a)	6,310	$376,202
PPL Corp.	2,040	76,276
Public Service Enterprise Group, Inc.	720	31,932
Southern Co. (The)	10,545	524,930
Vectren Corp.	1,311	76,838
		8,684,545

Total Common Stocks (Cost $151,453,797)		$183,273,844

RIGHTS - 0.0% (c)	Shares	Value
Safeway CVR - Casa Ley (b) (d)	1,118	$1,134
Safeway CVR - PDC (b) (d)	1,118	55
Total Rights (Cost $0)		$1,189

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.56% (e)	770,592	$770,592
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 0.01% (e) (f)	1,090,702	1,090,702
Total Money Market Funds (Cost $1,861,294)		$1,861,294

Total Investments at Value - 100.6% (Cost $153,315,091)		$185,136,327

Liabilities in Excess of Other Assets - (0.6%)		(1,019,686)

Net Assets - 100.0%		$184,116,641

(a)	This security or a partial position of this security is on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $11,135,514 (Note 5).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $1,189 at March 31, 2017, representing 0.0% (c) of net assets (Note 1).

(e)	The rate shown is the 7-day effective yield as of March 31, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of March 31, 2017 was $1,090,702.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $10,321,338 (Note 5).

ADR - American Depositary Receipt.
CVR - Contingent Value Right.
Ltd. - Limited.
plc - Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Consumer Discretionary - 12.9%
American Axle & Manufacturing Holdings, Inc. (a) (b)	5,350	$100,473
American Eagle Outfitters, Inc.	4,440	62,293
Big 5 Sporting Goods Corp. (b)	70	1,057
BJ's Restaurants, Inc. (a)	1,730	69,892
Bloomin' Brands, Inc.	410	8,089
Bojangles', Inc. (a) (b)	12,630	258,915
Boyd Gaming Corp. (a)	540	11,885
Capella Education Co.	515	43,788
Cheesecake Factory, Inc. (The) (b)	1,151	72,927
Chico's FAS, Inc.	8,965	127,303
Chuy's Holdings, Inc. (a)	10,960	326,608
Columbia Sportswear Co.	225	13,219
Cooper-Standard Holdings, Inc. (a)	410	45,481
Culp, Inc.	196	6,115
Denny's Corp. (a)	1,585	19,606
DineEquity, Inc.	350	19,047
Dorman Products, Inc. (a)	7,920	650,469
Entravision Communications Corp. - Class A	1,040	6,448
Finish Line, Inc. (The) - Class A	76	1,081
Gentherm, Inc. (a)	1,205	47,296
G-III Apparel Group Ltd. (a) (b)	5,115	111,967
Grand Canyon Education, Inc. (a)	679	48,623
HSN, Inc.	1,940	71,974
Jack in the Box, Inc.	585	59,506
Kirkland's, Inc. (a)	1,120	13,888
La-Z-Boy, Inc.	1,085	29,295
LCI Industries (b)	3,330	332,334
Liberty Tax, Inc. (b)	1,930	27,503
Lindblad Expeditions Holdings, Inc. (a) (b)	2,340	20,966
M/I Homes, Inc. (a)	1,590	38,955
Malibu Boats, Inc. - Class A (a)	1,375	30,869
MCBC Holdings, Inc.	840	13,583
MDC Holdings, Inc. (b)	159	4,778
Monarch Casino & Resort, Inc. (a)	5	148
Monro Muffler Brake, Inc.	8,350	435,035

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
New Media Investment Group, Inc. (b)	660	$9,379
New York Times Co. (The) - Class A	2,715	39,096
Office Depot, Inc.	105	490
Oxford Industries, Inc.	100	5,726
Papa John's International, Inc.	890	71,236
Penn National Gaming, Inc. (a)	6,870	126,614
Potbelly Corp. (a)	590	8,201
Sonic Corp. (b)	18,822	477,327
Sportman's Warehouse Holdings, Inc. (a) (b)	550	2,629
Standard Motor Products, Inc.	2,470	121,376
Steven Madden Ltd. (a)	18,110	698,141
Stoneridge, Inc. (a)	6,490	117,729
Strayer Education, Inc.	60	4,829
Taylor Morrison Home Corp. - Class A (a)	7,594	161,904
Tenneco, Inc. (b)	2,180	136,076
Tile Shop Holdings, Inc.	695	13,379
TRI Pointe Group, Inc. (a)	1,600	20,064
Vera Bradley, Inc. (a)	5,020	46,736
Winmark Corp. (b)	465	52,545
		5,244,893
Consumer Staples - 5.9%
Avon Products, Inc. (a)	17,395	76,538
B&G Foods, Inc. (b)	10,650	428,663
Calavo Growers, Inc. (b)	8,200	496,921
Darling Ingredients, Inc. (a)	585	8,494
Dean Foods Co. (b)	1,850	36,371
HRG Group, Inc. (a)	6,820	131,762
Inter Parfums, Inc.	12,131	443,388
J & J Snack Foods Corp.	3,100	420,236
Lancaster Colony Corp.	922	118,790
Lifeway Foods, Inc. (a) (b)	10	107
Medifast, Inc.	3,220	142,871
Omega Protein Corp.	420	8,421
PriceSmart, Inc.	70	6,454
WD-40 Co. (b)	485	52,841
		2,371,857

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Energy - 3.4%
Adams Resources & Energy, Inc.	40	$1,494
Callon Petroleum Co. (a)	33,225	437,241
Oasis Petroleum, Inc. (a)	38,275	545,802
PHI, Inc. (a)	310	3,714
Renewable Energy Group, Inc. (a)	840	8,778
WildHorse Resource Development Corp. (a)	30,405	378,238
		1,375,267
Financials - 10.0%
Associated Capital Group, Inc. - Class A (b)	80	2,892
Atlas Financial Holdings, Inc. (a) (b)	950	12,968
Bank of the Ozarks, Inc.	4,370	227,284
CenterState Banks, Inc.	12,340	319,606
Cohen & Steers, Inc. (b)	610	24,382
County Bancorp, Inc.	710	20,633
Eagle Bancorp, Inc. (a)	150	8,955
Essent Group Ltd. (a)	4,390	158,786
Evercore Partners, Inc. - Class A	1,898	147,854
FirstCash, Inc.	1,622	79,722
Four Corners Property Trust, Inc.	2,720	62,098
GAIN Capital Holdings, Inc.	2,160	17,993
GAMCO Investors, Inc. - Class A	290	8,581
Greenhill & Co., Inc. (b)	5,311	155,612
Hallmark Financial Services, Inc. (a)	85	939
Home BancShares, Inc.	1,161	31,428
LegacyTexas Financial Group, Inc.	8,245	328,976
Marcus & Millichap, Inc. (a)	310	7,620
Meridian Bancorp, Inc.	2,745	50,234
Moelis & Co. - Class A	4,350	167,475
National Bank Holdings Corp. - Class A	2,868	93,210
Northfield Bancorp, Inc.	620	11,172
Opus Bank	2,580	51,987
Pinnacle Financial Partners, Inc.	7,020	466,478
PrivateBancorp, Inc.	6,735	399,857
Pzena Investment Management, Inc. - Class A	3,898	38,356
Regional Management Corp. (a)	310	6,023
South State Corp.	7,045	629,470

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 10.0% (Continued)
State National Cos., Inc.	900	$12,960
Texas Capital Bancshares, Inc. (a)	4,080	340,476
Third Point Reinsurance Ltd. (a)	1,745	21,114
Veritex Holdings, Inc. (a)	4,972	139,813
		4,044,954
Health Care - 22.5%
Acorda Therapeutics, Inc. (a)	445	9,345
Addus HomeCare Corp. (a)	45	1,440
Adeptus Health, Inc. - Class A (a) (b)	405	729
AdvancePierre Foods Holdings, Inc.	540	16,832
AMAG Pharmaceuticals, Inc. (a) (b)	3,685	83,097
Amedisys, Inc. (a)	180	9,196
AMN Healthcare Services, Inc. (a)	740	30,044
Anika Therapeutics, Inc. (a)	1,050	45,612
Applied Genetic Technologies Corp. (a)	1,770	12,213
BioSpecifics Technologies Corp. (a)	475	26,030
Cambrex Corp. (a)	11,465	631,148
Cantel Medical Corp.	5,140	411,713
Chemed Corp.	610	111,441
CorVel Corp. (a)	2,609	113,492
Cotiviti Holdings, Inc. (a)	17,095	711,664
Cross Country Healthcare, Inc. (a)	615	8,831
Cytokinetics, Inc. (a) (b)	1,040	13,364
Eagle Pharmaceuticals, Inc. (a) (b)	4,870	403,918
Emergent BioSolutions, Inc. (a)	3,670	106,577
Enzo Biochem, Inc. (a)	295	2,469
Exelixis, Inc. (a)	9,790	212,149
Five Prime Therapeutics, Inc. (a)	2,110	76,277
Genomic Health, Inc. (a)	1,240	39,048
Globus Medical, Inc. - Class A (a)	4,040	119,665
HealthSouth Corp.	5,294	226,636
HMS Holdings Corp. (a)	3,180	64,649
ICON plc (a)	5,800	462,376
Impax Laboratories, Inc. (a)	2,015	25,490
INC Research Holdings, Inc. - Class A (a)	763	34,984
Inogen, Inc. (a)	1,130	87,643

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 22.5% (Continued)
Ironwood Pharmaceuticals, Inc. (a) (b)	625	$10,663
Landauer, Inc.	820	39,975
Ligand Pharmaceuticals, Inc. (a) (b)	80	8,467
Magellan Health, Inc. (a)	120	8,286
Masimo Corp. (a)	1,635	152,480
Medidata Solutions, Inc. (a)	6,410	369,793
Meridian Bioscience, Inc.	4,965	68,517
Molina Healthcare, Inc. (a)	800	36,480
Myriad Genetics, Inc. (a) (b)	5,143	98,746
Natus Medical, Inc. (a)	1,124	44,117
Neogen Corp. (a)	6,800	445,739
OraSure Technologies, Inc. (a)	1,935	25,020
Orthofix International N.V. (a)	570	21,746
Owens & Minor, Inc.	2,560	88,576
PAREXEL International Corp. (a)	49	3,092
Phibro Animal Health Corp. - Class A	2,840	79,804
PRA Health Sciences, Inc. (a)	15,465	1,008,783
Prestige Brands Holdings, Inc. (a) (b)	11,804	655,830
Providence Service Corp. (The) (a)	2,500	111,100
Quality Systems, Inc. (a)	2,990	45,568
Repligen Corp. (a)	19,874	699,564
SciClone Pharmaceuticals, Inc. (a)	4,638	45,452
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	2,150	23,650
Supernus Pharmaceuticals, Inc. (a) (b)	26,050	815,365
Surmodics, Inc. (a)	330	7,937
Tandem Diabetes Care, Inc. (a) (b)	4,770	5,724
TESARO, Inc. (a) (b)	60	9,232
U.S. Physical Therapy, Inc.	920	60,076
Vanda Pharmaceuticals, Inc. (a)	1,500	21,000
Xencor, Inc. (a)	1,100	26,312
		9,135,166
Industrials - 13.2%
Actuant Corp. - Class A	1,373	36,179
Allegiant Travel Co. (b)	100	16,025
Altra Industrial Motion Corp.	10	390
American Woodmark Corp. (a)	240	22,032

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Apogee Enterprises, Inc.	100	$5,961
Applied Industrial Technologies, Inc.	2,175	134,524
ARC Document Solutions, Inc. (a)	2,535	8,746
Barrett Business Services, Inc.	1,360	74,283
Beacon Roofing Supply, Inc. (a)	460	22,614
Belden, Inc.	360	24,908
Brady Corp. - Class A	4,375	169,094
Brink's Co. (The)	1,900	101,555
Casella Waste Systems, Inc. - Class A (a)	40	564
CEB, Inc.	6,900	542,340
Comfort Systems USA, Inc.	2,180	79,896
Continental Building Products, Inc. (a)	100	2,450
EMCOR Group, Inc.	890	56,026
EnerSys	650	51,311
EnPro Industries, Inc.	1,875	133,424
Exponent, Inc.	673	40,077
Forward Air Corp.	1,440	68,501
General Cable Corp.	865	15,527
Global Brass & Copper Holdings, Inc.	620	21,328
Gorman-Rupp Co. (The)	442	13,879
Harsco Corp. (a)	1,841	23,473
Hawaiian Holdings, Inc. (a)	4,160	193,232
Heritage-Crystal Clean, Inc. (a) (b)	180	2,466
Herman Miller, Inc.	865	27,291
HNI Corp.	1,750	80,658
Huron Consulting Group, Inc. (a)	600	25,260
Insperity, Inc.	470	41,666
Insteel Industries, Inc.	1,325	47,886
Interface, Inc.	1,840	35,052
Kimball International, Inc. - Class B	1,690	27,885
Knight Transportation, Inc.	6,540	205,029
Knoll, Inc.	15,040	358,101
Korn/Ferry International	71	2,236
Lydall, Inc. (a)	595	31,892
MasTec, Inc. (a)	1,835	73,492
Mueller Industries, Inc.	128	4,381

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 13.2% (Continued)
Multi-Color Corp.	115	$8,165
NCI Building Systems, Inc. (a)	96	1,646
On Assignment, Inc. (a)	735	35,670
PGT Innovations, Inc. (a)	615	6,611
Ply Gem Holdings, Inc. (a)	1,920	37,824
Quad/Graphics, Inc.	4,160	104,998
Saia, Inc. (a)	12,280	544,004
Simpson Manufacturing Co., Inc.	4,015	173,007
SiteOne Landscape Supply, Inc. (a)	8,210	397,445
SP Plus Corp. (a)	5	169
Standex International Corp.	405	40,561
Steelcase, Inc. - Class A	450	7,538
Tennant Co.	1,407	102,219
Tetra Tech, Inc.	690	28,187
Trex Co., Inc. (a)	355	24,633
TrueBlue, Inc. (a)	940	25,709
Universal Forest Products, Inc.	170	16,752
Wabash National Corp. (b)	1,030	21,311
WageWorks, Inc. (a)	9,965	720,469
Woodward, Inc.	3,275	222,437
		5,340,989
Information Technology - 23.0%
ADTRAN, Inc.	3,265	67,749
Advanced Energy Industries, Inc. (a)	1,960	134,378
Advanced Micro Devices, Inc. (a) (b)	13,118	190,867
Alarm.com Holdings, Inc. (a)	1,786	54,902
American Software, Inc. - Class A	1,190	12,233
Amkor Technology, Inc. (a)	1,800	20,862
Aspen Technology, Inc. (a)	4,092	241,101
Badger Meter, Inc.	1,420	52,185
Barracuda Networks, Inc. (a)	2,665	61,588
Brightcove, Inc. (a)	220	1,958
BroadSoft, Inc. (a) (b)	12,175	489,435
Cardtronics plc - Class A (a)	3,131	146,374
Cass Information Systems, Inc.	768	50,765
CEVA, Inc. (a)	11,234	398,807

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 23.0% (Continued)
ChannelAdvisor Corp. (a)	2,900	$32,335
Cirrus Logic, Inc. (a)	1,300	78,897
CommVault Systems, Inc. (a)	3,125	158,750
Convergys Corp.	1,790	37,859
DHI Group, Inc. (a)	100	395
Eastman Kodak Co. (a) (b)	4,640	53,360
Ellie Mae, Inc. (a) (b)	5,810	582,569
EPAM Systems, Inc. (a)	470	35,494
Euronet Worldwide, Inc. (a)	845	72,264
EVERTEC, Inc.	1,980	31,482
ExlService Holdings, Inc. (a)	2,010	95,194
Fabrinet (a) (b)	860	36,146
Fair Isaac Corp.	486	62,670
Gigamon, Inc. (a)	1,065	37,861
Hackett Group, Inc. (The)	2,854	55,624
Information Services Group, Inc. (a)	1,890	5,954
Inphi Corp. (a) (b)	7,555	368,835
Itron, Inc. (a)	300	18,210
Ixia (a)	3,675	72,214
Jive Software, Inc. (a)	8,075	34,723
Littelfuse, Inc.	545	87,150
LogMeIn, Inc.	5,030	490,424
Lumentum Holdings, Inc. (a)	655	34,944
MAXIMUS, Inc.	12,965	806,423
MaxLinear, Inc. (a)	15,252	427,818
Methode Electronics, Inc.	355	16,188
Microsemi Corp. (a)	2,030	104,606
Monolithic Power Systems, Inc.	370	34,077
Monotype Imaging Holdings, Inc.	790	15,879
MTS Systems Corp. (b)	1,030	56,702
Nanometrics, Inc. (a)	2,500	76,150
NETGEAR, Inc. (a)	2,170	107,523
NIC, Inc.	1,490	30,098
NVE Corp.	837	69,295
Pegasystems, Inc.	17,580	770,882
Plantronics, Inc.	3,105	168,011

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 23.0% (Continued)
Plexus Corp. (a)	819	$47,338
Power Integrations, Inc.	1,310	86,133
Qualys, Inc. (a)	13,410	508,239
RealPage, Inc. (a)	3,940	137,506
Reis, Inc.	35	627
Rogers Corp. (a)	70	6,011
Rubicon Project, Inc. (The) (a) (b)	890	5,242
Science Applications International Corp.	100	7,440
Semtech Corp. (a)	3,310	111,878
ShoreTel, Inc. (a)	3,804	23,395
Silicon Laboratories, Inc. (a)	5,255	386,505
SPS Commerce, Inc. (a)	4,450	260,280
Super Micro Computer, Inc. (a)	30	761
Synchronoss Technologies, Inc. (a)	190	4,636
Syntel, Inc. (b)	6,270	105,524
Take-Two Interactive Software, Inc. (a) (b)	4,012	237,791
TeleTech Holdings, Inc.	1,198	35,461
TiVo Corp.	1,487	27,881
Ultratech, Inc. (a)	45	1,333
WebMD Health Corp. (a)	2,560	134,861
XO Group, Inc. (a) (b)	3,419	58,841
Zix Corp. (a)	9,438	45,397
		9,323,290
Materials - 3.1%
American Vanguard Corp.	1,180	19,588
Caesarstone Ltd. (a) (b)	1,950	70,688
Calgon Carbon Corp.	700	10,220
Chemours Co. (The)	2,420	93,169
Chemtura Corp. (a)	2,350	78,490
H.B. Fuller Co.	885	45,631
Innophos Holdings, Inc.	1,070	57,748
Kaiser Aluminum Corp.	1,920	153,408
KapStone Paper and Packaging Corp.	1,534	35,435
Koppers Holdings, Inc. (a)	1,610	68,184
Louisiana-Pacific Corp. (a)	8,295	205,882
Myers Industries, Inc.	7,160	113,486

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Materials - 3.1% (Continued)
Neenah Paper, Inc.	559	$41,757
PolyOne Corp.	340	11,591
Rayonier Advanced Materials, Inc.	616	8,285
Schweitzer-Mauduit International, Inc.	2,075	85,947
Sensient Technologies Corp.	280	22,193
SunCoke Energy, Inc. (a)	920	8,243
Trinseo S.A.	1,400	93,939
Worthington Industries, Inc.	830	37,425
		1,261,309
Real Estate - 1.8%
American Assets Trust, Inc.	180	7,531
CareTrust REIT, Inc.	605	10,176
Chesapeake Lodging Trust	2,140	51,274
DuPont Fabros Technology, Inc.	410	20,332
FelCor Lodging Trust, Inc.	646	4,851
Forestar Group, Inc. (a)	1,070	14,606
Life Storage, Inc.	35	2,874
LTC Properties, Inc.	450	21,555
Pennsylvania Real Estate Investment Trust (b)	5,275	79,864
Potlatch Corp.	2,255	103,054
PS Business Parks, Inc.	240	27,542
RLJ Lodging Trust	525	12,343
RMR Group, Inc. (The) - Class A	2,620	129,690
Sabra Health Care REIT, Inc.	3,720	103,900
Universal Health Realty Income Trust	115	7,418
Urstadt Biddle Properties, Inc. - Class A	5,750	118,219
		715,229
Telecommunication Services - 1.1%
Cogent Communications Holdings, Inc.	10,445	449,657

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Utilities - 0.5%
MGE Energy, Inc.	540	$35,100
Ormat Technologies, Inc.	3,080	175,806
		210,906

Total Common Stocks (Cost $30,517,283)		$39,473,517

RIGHTS - 0.0% (c)	Shares	Value
Dyax Corp. (a) (b) (d)	860	$0
Trius CVR (a) (d)	180	360
Total Rights (Cost $0)		$360

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.56% (e)	1,173,005	$1,173,005
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 0.01% (e) (f)	1,806,199	1,806,199
Total Money Market Funds (Cost $2,979,204)		$2,979,204

Total Investments at Value - 104.8% (Cost $33,496,487)		$42,453,081

Liabilities in Excess of Other Assets - (4.8%)		(1,938,407)

Net Assets - 100.0%		$40,514,674

(a)	Non-income producing security.
(b)	This security or a partial portion of this security is on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $6,670,846 (Note 5).
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $360 at March 31, 2017, representing 0.0% (c) of net assets (Note 1).

(e)	The rate shown is the 7-day effective yield as of March 31, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of March 31, 2017 was $1,806,199.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,010,676 (Note 5).

CVR - Contingent Value Right.
Ltd. - Limited.
plc - Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 9.9%
American Eagle Outfitters, Inc. (a)	2,950	$41,389
American Public Education, Inc. (b)	1,070	24,503
Barnes & Noble, Inc. (a)	2,565	23,726
BJ's Restaurants, Inc. (b)	130	5,252
Chico's FAS, Inc.	8,410	119,422
Cooper Tire & Rubber Co. (a)	9,700	430,195
Dana, Inc.	2,665	51,461
DSW, Inc. - Class A (a)	1,128	23,327
Ethan Allen Interiors, Inc. (a)	1,960	60,074
Express, Inc. (b)	2,817	25,663
Flexsteel Industries, Inc.	614	30,946
Fred's, Inc. - Class A (a)	18,675	244,643
Hooker Furniture Corp.	14,027	435,538
La-Z-Boy, Inc.	2,180	58,860
M/I Homes, Inc. (b)	5,684	139,258
MDC Holdings, Inc. (a)	1,465	44,023
Modine Manufacturing Co. (b)	1,345	16,409
Movado Group, Inc. (a)	1,670	41,667
New York Times Co. (The) - Class A	6,095	87,768
Penn National Gaming, Inc. (b)	7,305	134,631
Pinnacle Entertainment, Inc. (a) (b)	2,609	50,928
Reading International, Inc. - Class A (b)	826	12,836
Ruby Tuesday, Inc. (b)	100	281
Scholastic Corp.	4,569	194,502
Select Comfort Corp. (a) (b)	3,985	98,788
Standard Motor Products, Inc.	620	30,467
Stoneridge, Inc. (b)	21,993	398,953
Strayer Education, Inc.	190	15,293
Superior Industries International, Inc.	920	23,322
Taylor Morrison Home Corp. - Class A (b)	20,780	443,030
TRI Pointe Group, Inc. (a) (b)	42,541	533,463
Vera Bradley, Inc. (b)	3,120	29,047
		3,869,665
Consumer Staples - 3.7%
Avon Products, Inc. (b)	21,555	94,842

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Consumer Staples - 3.7% (Continued)
Darling Ingredients, Inc. (b)	785	$11,398
Dean Foods Co. (a)	470	9,240
Ingles Markets, Inc. - Class A	109	4,703
Inter Parfums, Inc.	2,939	107,420
John B. Sanfilippo & Son, Inc.	6,084	445,288
Lancaster Colony Corp.	685	88,255
Nutraceutical International Corp. (a)	800	24,920
Omega Protein Corp.	1,210	24,261
Seneca Foods Corp. - Class A (b)	290	10,469
TreeHouse Foods, Inc. (a) (b)	6,474	548,089
Universal Corp.	810	57,308
		1,426,193
Energy - 5.5%
Archrock, Inc.	2,875	35,650
Carrizo Oil & Gas, Inc. (a) (b)	21,045	603,149
Cobalt International Energy, Inc. (a) (b)	13,550	7,228
Era Group, Inc. (b)	603	7,996
Green Plains, Inc. (a)	590	14,603
International Seaways, Inc. (b)	7,575	144,834
McDermott International, Inc. (a) (b)	20,823	140,554
Newpark Resources, Inc. (a) (b)	3,605	29,201
Overseas Shipholding Group, Inc. - Class A (b)	21,790	84,109
PDC Energy, Inc. (b)	6,445	401,846
PHI, Inc. (b)	8,257	98,919
Renewable Energy Group, Inc. (a) (b)	14,680	153,406
RSP Permian, Inc. (b)	110	4,557
Scorpio Tankers, Inc. (a)	3,190	14,164
SemGroup Corp. - Class A (a)	755	27,180
SRC Energy, Inc. (a) (b)	45,430	383,429
		2,150,825
Financials - 29.0%
AG Mortgage Investment Trust, Inc.	2,930	52,887
Ambac Financial Group, Inc. (b)	90	1,697
Ameris Bancorp	8,710	401,531
Anworth Mortgage Asset Corp.	14,435	80,114
Apollo Commercial Real Estate Finance, Inc.	4,720	88,783

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 29.0% (Continued)
Ares Commercial Real Estate Corp.	8,295	$110,987
Argo Group International Holdings Ltd.	380	25,764
Arrow Financial Corp.	436	14,780
Baldwin & Lyons, Inc. - Class B	4,297	105,062
Banco Latinoamericano de Comercio Exterior S.A. - Class E (a)	410	11,373
BancorpSouth, Inc.	3,920	118,580
Bank Mutual Corp.	2,722	25,587
Bank of N.T. Butterfield & Son Ltd. (The)	18,740	597,993
BankFinancial Corp.	1,908	27,704
Banner Corp.	3,699	205,812
Beneficial Bancorp, Inc.	1,105	17,680
Berkshire Hills Bancorp, Inc.	1,745	62,907
Boston Private Financial Holdings, Inc.	10,439	171,200
Capital Bank Financial Corp. - Class A	11,053	479,700
Capitol Federal Financial, Inc.	2,000	29,260
Cathay General Bancorp	400	15,072
CenterState Banks, Inc.	2,170	56,203
Central Pacific Financial Corp.	1,075	32,831
Charter Financial Corp.	2,230	43,864
Citizens & Northern Corp. (a)	370	8,614
City Holding Co.	569	36,689
CNO Financial Group, Inc.	3,310	67,855
Community Bank System, Inc. (a)	275	15,120
CU Bancorp (b)	965	38,262
Dime Community Bancshares, Inc.	13,993	284,058
Donegal Group, Inc. - Class A	120	2,114
Eagle Bancorp, Inc. (b)	1,543	92,117
Employers Holdings, Inc.	494	18,747
Enterprise Financial Services Corp.	1,269	53,806
EZCORP, Inc. - Class A (b)	9,609	78,313
F.N.B. Corp.	5,928	88,149
FBL Financial Group, Inc. - Class A	1,502	98,306
Federated National Holding Co.	1,632	28,446
First BanCorp (Puerto Rico) (b)	22,780	128,707
First Busey Corp.	5,418	159,289
First Citizens BancShares, Inc. - Class A	250	83,843

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 29.0% (Continued)
First Financial Bancorp	1,915	$52,567
First Financial Corp.	720	34,200
First Midwest Bancorp, Inc.	3,165	74,947
FirstCash, Inc.	2,063	101,397
Flagstar Bancorp, Inc. (b)	10,470	295,149
Flushing Financial Corp.	965	25,930
GAMCO Investors, Inc. - Class A	1,370	40,538
Genworth Financial, Inc. - Class A (b)	23,580	97,150
Glacier Bancorp, Inc. (a)	2,214	75,121
Global Indemnity Ltd. (b)	1,358	52,269
Greenhill & Co., Inc. (a)	8,910	261,064
Hallmark Financial Services, Inc. (b)	4,505	49,780
Hancock Holding Co.	825	37,579
Hanmi Financial Corp.	2,448	75,276
Heritage Financial Corp.	11,095	274,601
Heritage Insurance Holdings, Inc. (a)	850	10,855
Hilltop Holdings, Inc.	6,995	192,153
Home BancShares, Inc.	2,690	72,818
HomeStreet, Inc. (b)	10,695	298,925
Hope Bancorp, Inc.	4,935	94,604
Horace Mann Educators Corp.	975	40,024
Independent Bank Corp.	1,570	32,499
Infinity Property & Casualty Corp.	828	79,074
Invesco Mortgage Capital, Inc.	490	7,556
LegacyTexas Financial Group, Inc. (a)	2,160	86,184
Manning & Napier, Inc.	12,819	73,068
Marlin Business Services Corp.	510	13,133
MB Financial, Inc.	2,005	85,854
MBIA, Inc. (b)	1,140	9,656
Mercantile Bank Corp.	1,099	37,806
Meridian Bancorp, Inc.	9,630	176,229
MGIC Investment Corp. (b)	27,273	276,275
National Western Life Group, Inc. - Class A	435	132,309
Navigators Group, Inc. (The)	1,848	100,346
NBT Bancorp, Inc. (a)	1,491	55,271
New Residential Investment Corp.	24,631	418,234

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 29.0% (Continued)
NMI Holdings, Inc. - Class A (b)	3,940	$44,916
Northfield Bancorp, Inc.	4,600	82,892
Northrim BanCorp, Inc.	830	24,942
Northwest Bancshares, Inc. (a)	3,760	63,318
OFG Bancorp (a)	6,290	74,222
OM Asset Management plc	910	13,759
Oritani Financial Corp.	6,116	103,972
PacWest Bancorp	9,680	515,557
PennyMac Financial Services, Inc. - Class A (b)	460	7,843
Prosperity Bancshares, Inc.	1,545	107,702
Provident Financial Holdings, Inc.	965	17,997
Pzena Investment Management, Inc. - Class A	8,576	84,388
Radian Group, Inc.	17,573	315,612
Redwood Trust, Inc. (a)	7,395	122,831
Renasant Corp.	460	18,257
Republic Bancorp, Inc. - Class A	1,637	56,296
S&T Bancorp, Inc.	1,123	38,856
Safety Insurance Group, Inc.	1,210	84,821
Simmons First National Corp. - Class A	1,149	63,367
State Auto Financial Corp.	1,190	32,666
Sterling Bancorp	1,435	34,010
Territorial Bancorp, Inc.	3,680	114,706
Texas Capital Bancshares, Inc. (b)	1,380	115,161
Third Point Reinsurance Ltd. (b)	9,710	117,491
TriState Capital Holdings, Inc. (b)	1,535	35,842
Umpqua Holdings Corp.	4,590	81,427
United Fire Group, Inc. (a)	1,061	45,379
Univest Corp. of Pennsylvania	960	24,864
Washington Federal, Inc.	4,050	134,055
Waterstone Financial, Inc.	347	6,333
Western Alliance Bancorp (b)	15,255	748,868
Wintrust Financial Corp.	945	65,318
		11,297,915
Health Care - 1.8%
Analogic Corp.	2,495	189,371
Exactech, Inc. (b)	1,480	37,296

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Health Care - 1.8% (Continued)
Exelixis, Inc. (b)	4,160	$90,147
Magellan Health, Inc. (b)	1,191	82,238
Meridian Bioscience, Inc.	6,450	89,010
National HealthCare Corp. (a)	799	56,969
OraSure Technologies, Inc. (b)	280	3,620
Orthofix International N.V. (b)	820	31,283
Owens & Minor, Inc.	1,795	62,107
PharMerica Corp. (b)	63	1,474
Triple-S Management Corp. - Class B (a) (b)	2,650	46,561
		690,076
Industrials - 9.0%
AAR Corp.	1,032	34,706
Albany International Corp. - Class A	8,625	397,182
Apogee Enterprises, Inc. (a)	3,100	184,791
Applied Industrial Technologies, Inc.	2,930	181,221
ARC Document Solutions, Inc. (b)	2,415	8,332
Brady Corp. - Class A	5,920	228,807
Briggs & Stratton Corp.	43	965
Casella Waste Systems, Inc. - Class A (b)	2,959	41,751
Chart Industries, Inc. (b)	3,235	113,031
Comfort Systems USA, Inc.	2,308	84,588
EnerSys	6,080	479,955
Ennis, Inc.	10,666	181,322
Essendant, Inc.	509	7,711
Esterline Technologies Corp. (b)	206	17,726
Federal Signal Corp.	1,915	26,446
Franklin Covey Co. (a) (b)	1,440	29,088
General Cable Corp.	290	5,206
Global Brass & Copper Holdings, Inc.	1,240	42,656
GP Strategies Corp. (b)	9,860	249,458
Graham Corp.	1,740	40,020
Harsco Corp. (b)	365	4,654
HNI Corp.	140	6,453
Interface, Inc.	2,850	54,293
Kelly Services, Inc. - Class A	5,804	126,875
Kennametal, Inc.	3,510	137,697

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 9.0% (Continued)
Kimball International, Inc. - Class B	1,315	$21,698
Knoll, Inc.	1,675	39,882
Miller Industries, Inc.	729	19,209
Moog, Inc. - Class A (b)	453	30,510
Navigant Consulting, Inc. (b)	650	14,859
Orbital ATK, Inc.	4,662	456,876
Quad/Graphics, Inc.	1,785	45,053
Simpson Manufacturing Co., Inc.	1,210	52,139
Tennant Co. (a)	1,097	79,697
Tetra Tech, Inc.	320	13,072
Tutor Perini Corp. (a) (b)	980	31,164
Wabash National Corp. (a)	1,655	34,242
		3,523,335
Information Technology - 19.1%
ADTRAN, Inc.	3,225	66,919
Advanced Energy Industries, Inc. (b)	933	63,966
Advanced Micro Devices, Inc. (a) (b)	15,370	223,634
Amkor Technology, Inc. (b)	6,980	80,898
Anixter International, Inc. (b)	290	22,997
AVX Corp.	12,302	201,507
Bankrate, Inc. (b)	7,340	70,831
Benchmark Electronics, Inc. (b)	4,120	131,016
Black Box Corp.	1,575	14,096
Cabot Microelectronics Corp.	970	74,312
CACI International, Inc. - Class A (b)	70	8,211
ChannelAdvisor Corp. (b)	805	8,976
Coherent, Inc. (b)	3,165	650,850
Cohu, Inc.	3,248	59,958
Convergys Corp.	120	2,538
Cray, Inc. (a) (b)	15,785	345,692
Daktronics, Inc.	1,230	11,624
Digi International, Inc. (b)	4,806	57,191
DSP Group, Inc. (b)	561	6,732
Eastman Kodak Co. (a) (b)	14,820	170,430
Electronics For Imaging, Inc. (b)	10,660	520,527
Entegris, Inc. (b)	24,930	583,362

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Information Technology - 19.1% (Continued)
Euronet Worldwide, Inc. (b)	2,330	$199,261
Finisar Corp. (a) (b)	3,270	89,402
Insight Enterprises, Inc. (b)	2,637	108,354
Integrated Device Technology, Inc. (b)	16,405	388,306
Ixia (b)	1,235	24,268
IXYS Corp.	165	2,401
Lattice Semiconductor Corp. (b)	81,605	564,707
ManTech International Corp. - Class A	95	3,290
Mellanox Technologies Ltd. (a) (b)	8,600	438,170
Mitel Networks Corp. (b)	110,140	763,271
MTS Systems Corp. (a)	2,055	113,128
Nanometrics, Inc. (b)	2,234	68,048
NETGEAR, Inc. (b)	884	43,802
Novanta, Inc. (b)	14,800	392,940
NVE Corp.	945	78,237
Photronics, Inc. (b)	3,949	42,254
Plexus Corp. (b)	2,220	128,316
Progress Software Corp.	667	19,376
Rogers Corp. (b)	780	66,979
Rubicon Project, Inc. (The) (a) (b)	1,545	9,100
Sanmina Corp. (b)	4,034	163,780
ScanSource, Inc. (b)	1,056	41,448
Semtech Corp. (b)	154	5,205
ShoreTel, Inc. (b)	4,080	25,092
Super Micro Computer, Inc. (b)	100	2,535
Sykes Enterprises, Inc. (b)	1,420	41,748
SYNNEX Corp.	1,190	133,209
Tech Data Corp. (b)	260	24,414
TTM Technologies, Inc. (b)	620	10,001
Ultratech, Inc. (b)	820	24,288
Vishay Intertechnology, Inc. (a)	1,140	18,753
Xperi Corp.	730	24,784
		7,435,134
Materials - 8.1%
American Vanguard Corp.	5,770	95,782
Boise Cascade Co. (b)	16,120	430,403

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Materials - 8.1% (Continued)
Calgon Carbon Corp.	5,670	$82,782
Chemours Co. (The)	740	28,490
Deltic Timber Corp. (a)	2,615	204,284
FutureFuel Corp.	1,968	27,906
Greif, Inc. - Class A	3,807	209,728
Innophos Holdings, Inc.	1,550	83,654
Innospec, Inc.	1,955	126,586
Kaiser Aluminum Corp.	510	40,749
KMG Chemicals, Inc.	185	8,523
Koppers Holdings, Inc. (b)	50	2,118
Landec Corp. (b)	39,425	473,099
Louisiana-Pacific Corp. (b)	13,530	335,815
Materion Corp.	10,170	341,203
Neenah Paper, Inc.	1,150	85,905
Olympic Steel, Inc. (a)	285	5,290
P.H. Glatfelter Co.	8,080	175,659
Schnitzer Steel Industries, Inc. - Class A	3,290	67,939
Schweitzer-Mauduit International, Inc.	5,195	215,177
Sensient Technologies Corp.	515	40,819
SunCoke Energy, Inc. (b)	3,525	31,584
Tredegar Corp.	1,880	32,994
		3,146,489
Real Estate - 8.0%
Ashford Hospitality Prime, Inc.	12,385	131,405
Ashford Hospitality Trust, Inc.	1,565	9,969
Brandywine Realty Trust	17,998	292,107
CBL & Associates Properties, Inc. (a)	17,155	163,659
Cedar Realty Trust, Inc.	10,728	53,855
Chesapeake Lodging Trust	5,075	121,597
DiamondRock Hospitality Co.	570	6,356
FelCor Lodging Trust, Inc.	2,418	18,159
Forestar Group, Inc. (b)	46,648	636,745
Getty Realty Corp.	9,865	249,289
Hudson Pacific Properties, Inc.	6,250	216,500
Kite Realty Group Trust	480	10,320
LaSalle Hotel Properties	5,210	150,830

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Real Estate - 8.0% (Continued)
Lexington Realty Trust	9,255	$92,365
Life Storage, Inc.	75	6,159
Parkway, Inc.	235	4,674
Pennsylvania Real Estate Investment Trust (a)	1,304	19,743
PS Business Parks, Inc.	175	20,083
Ramco-Gershenson Properties Trust	30,685	430,203
RE/MAX Holdings, Inc. - Class A (a)	2,680	159,326
RLJ Lodging Trust	3,404	80,028
Sabra Health Care REIT, Inc.	3,595	100,408
Select Income REIT	2,060	53,127
STORE Capital Corp.	2,880	68,774
Sunstone Hotel Investors, Inc.	2,795	42,847
		3,138,528
Telecommunication Services - 0.0% (c)
Cincinnati Bell, Inc. (b)	1,007	17,824

Utilities - 3.1%
ALLETE, Inc. (a)	1,715	116,122
American States Water Co.	2,079	92,100
Artesian Resources Corp. - Class A	3,900	126,983
Atlantica Yield plc	4,510	94,530
Avista Corp.	345	13,472
Dynegy, Inc. (a) (b)	1,075	8,450
El Paso Electric Co.	219	11,060
MGE Energy, Inc. (a)	683	44,395
Northwest Natural Gas Co.	765	45,212
NorthWestern Corp.	120	7,044
ONE Gas, Inc.	804	54,350
Ormat Technologies, Inc.	6,920	394,993
Otter Tail Corp.	280	10,612
Portland General Electric Co.	1,583	70,317
Southwest Gas Holdings, Inc.	744	61,685

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Utilities - 3.1% (Continued)
Spire, Inc. (a)	430	$29,025
York Water Co. (The) (a)	1,410	49,421
		1,229,771

Total Common Stocks (Cost $30,023,456)		$37,925,755

MONEY MARKET FUNDS - 3.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.56% (d)	443,310	$443,310
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 0.01% (d) (e)	1,063,679	1,063,679
Total Money Market Funds (Cost $1,506,989)		$1,506,989

Total Investments at Value - 101.1% (Cost $31,530,445)		$39,432,744

Liabilities in Excess of Other Assets - (1.1%)		(431,672)

Net Assets - 100.0%		$39,001,072

(a)	This security or a partial position of this security is on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $6,311,505 (Note 5).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2017.
(e)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of March 31, 2017 was $1,063,679.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,414,369 (Note 5).

Ltd. - Limited.
plc - Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS – 96.6%	Shares	Value
Australia - 4.2%
AMP Ltd. (a)	3,733	$14,768
Australia & New Zealand Banking Group Ltd. (a)	44,085	1,070,414
BHP Billiton Ltd. (a)	54,390	989,146
BHP Billiton plc (a)	179,676	2,771,476
Coca-Cola Amatil Ltd. (a)	30,815	254,765
CSL Ltd. (a)	50,992	4,882,274
Medibank Private Ltd. (a)	86,055	185,353
Oil Search Ltd. (a)	46,612	256,993
Origin Energy Ltd. (a) (b)	26,520	142,656
QBE Insurance Group Ltd. (a)	85,618	842,896
Rio Tinto Ltd. (a)	1,678	77,477
Santos Ltd. (a) (b)	87,163	252,940
TPG Telecom Ltd. (a) (c)	8,846	47,095
Westpac Banking Corp. (a)	3,118	83,352
		11,871,605
Austria - 0.1%
OMV AG (a)	5,608	221,027
Raiffeisen Bank International AG (a) (b)	1,227	27,673
		248,700
Belgium - 0.3%
Ageas (a)	3,706	144,735
Colruyt S.A. (a)	6,752	331,621
UCB S.A. (a) (b)	3,942	305,801
		782,157
Brazil - 2.1%
Ambev S.A. - ADR (c)	869,138	5,006,234
Banco Santander Brasil S.A.	25,100	222,853
Cia Siderurgica Nacional S.A. (b)	13,400	39,215
EDP - Energias do Brasil S.A.	17,950	79,714
Embraer S.A.	34,700	192,347

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Brazil - 2.1% (Continued)
Fibria Celulose S.A. (b)	800	$7,361
Petroleo Brasileiro S.A. (b)	1,600	7,790
Sul America S.A.	14,113	75,298
Vale S.A.	30,300	289,835
		5,920,647
Canada - 4.2%
AltaGas Ltd. (b)	700	16,212
Atco Ltd. - Class I	2,600	101,099
Bank of Montreal	3,000	224,078
Bank of Nova Scotia	2,700	157,958
Barrick Gold Corp.	3,500	66,146
Brookfield Asset Management, Inc. - Class A	2,200	80,152
CAE, Inc.	400	6,112
Canadian Imperial Bank of Commerce	4,300	370,779
Canadian National Railway Ltd.	300	22,144
Canadian Natural Resources Ltd. (c)	50,248	1,647,633
Canadian Pacific Railway Ltd.	26,381	3,875,897
Canadian Utilities Ltd. - Series A	4,100	120,115
Cenovus Energy, Inc.	11,200	126,751
CI Financial Corp.	14,400	286,191
Commercial Bank (Q.S.C) (The) (b)	17,412	162,347
Constellation Software, Inc.	3,638	1,787,745
Crescent Point Energy Corp.	2,888	31,207
First Capital Realty, Inc.	4,900	73,803
First Quantum Minerals Ltd. (c)	3,600	38,251
H&R Real Estate Investment Trust	5,300	91,943
Husky Energy, Inc. (b)	26,334	297,232
IGM Financial, Inc.	4,700	140,168
Industrial Alliance Insurance & Financial Services, Inc.	1,400	60,670
Intact Financial Corp.	100	7,112
Kinross Gold Corp. (b)	13,800	48,669
Linamar Corp.	4,650	211,511

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Canada - 4.2% (Continued)
Manulife Financial Corp.	18,900	$335,264
Open Text Corp.	11,500	392,901
Potash Corp. of Saskatchewan, Inc.	2,300	39,295
RioCan Real Estate Investment Trust	6,500	128,060
Royal Bank of Canada	7,400	539,148
Smart Real Estate Investment Trust (b)	800	19,653
SNC-Lavalin Group, Inc.	2,000	78,475
Suncor Energy, Inc.	9,400	288,605
Teck Resources Ltd. - Class B	4,000	87,468
Tourmaline Oil Corp. (b)	400	8,918
Turquoise Hill Resources Ltd. (b)	20,800	63,502
West Fraser Timber Co. Ltd.	200	8,365
		12,041,579
Cayman Islands - 0.1%
GCL-Poly Energy Holdings Ltd. (a) (b)	1,212,000	160,717

Chile - 0.1%
AES Gener S.A. (b)	253,151	102,295
Enel Chile S.A. (b)	1,805,639	199,860
		302,155
China - 4.0%
Agricultural Bank of China Ltd. - H Shares (a)	509,000	234,739
Aluminum Corp. of China Ltd. - H Shares (a) (b)	226,000	110,603
Belle International Holdings Ltd. (a)	97,000	63,090
China Coal Energy Co. Ltd. - H Shares (a) (b)	275,000	138,788
China Communications Services Corp. Ltd. - H Shares (a)	164,000	107,404
China Construction Bank Corp. - H Shares (a)	1,122,000	904,002
China Everbright Ltd. (a)	78,000	157,530
China Longyuan Power Group Corp. Ltd. - H Shares (a)	222,000	172,680
China National Building Material Co. Ltd. - H Shares (a)	36,000	23,187
China Resources Land Ltd. (a)	120,000	324,557
China Shenhua Energy Co. Ltd. - H Shares (a)	49,000	114,010
CITIC Ltd. (a)	207,000	295,421

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
China - 4.0% (Continued)
Ctrip.com International Ltd. - ADR (b) (c)	66,211	$3,254,271
Great Wall Motor Co. Ltd. - H Shares (a)	300,500	342,478
Guangdong Investment Ltd. (a)	78,000	111,222
Huaneng Renewables Corp. Ltd. - H Shares (a)	418,000	144,761
Hutchison Port Holdings Trust (a)	231,100	95,921
Jiangxi Copper Co. Ltd. (a) (b)	64,000	99,729
Kunlun Energy Co. Ltd. (a)	374,000	346,558
PetroChina Co. Ltd. - H Shares (a)	4,000	2,930
Shandong Weigao Group Medical Polymer Co. Ltd. (a)	68,000	48,678
Shanghai Electric Group Co. Ltd. (a) (b)	260,000	128,903
Shanghi Industrial Holdings Ltd. (a)	19,000	55,902
Tencent Holdings Ltd. (a)	127,555	3,674,788
Weichai Power Co. Ltd. - H Shares (a)	89,000	157,213
Yanzhou Coal Mining Co. Ltd. - H Shares (a)	162,000	126,006
YY, Inc. - ADR (b) (c)	2,800	129,108
		11,364,479
Colombia - 0.1%
Ecopetrol S.A. (b)	119,444	56,102
Grupo Aval Acciones y Valores S.A.	100,571	40,939
Interconexion Electrica S.A. (b)	19,544	78,878
		175,919
Czech Republic - 0.0% (d)
CEZ A/S (a)	4,122	70,980

Denmark - 4.0%
A.P. Moeller-Maerska A/S - Series A (a)	100	161,177
A.P. Moeller-Maerska A/S - Series B (a)	117	193,812
Carlsberg A/S - Series B (a)	24,071	2,223,021
Chr. Hansen Holding A/S (a)	40,027	2,567,906
Coloplast A/S - Series B (a)	39,693	3,100,186
ISS A/S (a)	2,393	90,477
Novo Nordisk A/S - Class B (a)	9,381	322,169
Novozymes A/S (a)	64,623	2,560,617
William Demant Holding A/S (a) (b)	5,321	111,204
		11,330,569

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Finland - 0.4%
Nokian Renkaat OYJ (a)	8,925	$372,541
Sampo OYJ - A Shares (a)	1,075	51,014
Stora Enso OYJ (a)	7,262	85,875
UPM-Kymmene OYJ (a)	25,471	598,089
		1,107,519
France - 9.9%
Alstom S.A. (a)	14,283	426,441
Atos SE (a)	4,592	567,532
AXA S.A. (a)	87,768	2,267,756
Carrefour S.A. (a)	71,765	1,691,016
Casino Guichard Perrachon S.A. (a)	3,122	174,452
Cie Generale des Etablissements Michelin (a)	928	112,779
EADS N.V. (a) (b)	41,540	3,168,193
Engie (a)	157,440	2,225,079
Essilor International S.A. (a)	37,602	4,565,705
Eutelsat Communications S.A. (a)	7,530	167,840
Hermes International (a)	5,990	2,835,825
LVMH Moet Hennessy Louis Vuitton SE (a)	14,712	3,233,872
Orange S.A. (a)	124,460	1,932,485
Remy Cointreau S.A. (a)	433	42,364
Renault S.A. (a)	1,033	89,747
SCOR SE (a)	5,758	217,632
Sodexo S.A. (a)	1,820	213,862
Total S.A. - ADR (c)	37,515	1,891,506
Unibail-Rodamco SE (a)	1,434	334,396
Veolia Environnement S.A. (a)	2,640	49,509
Vinci S.A. (a)	772	61,309
Vivendi S.A. (a)	94,655	1,836,341
		28,105,641
Germany - 4.3%
adidas AG (a)	12,976	2,468,669
Allianz SE (a)	5,009	928,983
BASF SE (a)	1,384	137,047
Bayer AG (a)	4,854	559,296
Brenntag AG (a)	4,157	233,007
Continental AG (a)	561	123,010

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Germany - 4.3% (Continued)
Daimler AG (a)	6,492	$479,149
Deutsche Bank AG (a)	11,705	201,239
Deutsche Lufthansa AG (a)	14,517	235,528
E.ON SE (a) (b)	267,730	2,128,671
Evonik Industries AG (a)	16,192	527,816
Fresenius Medical Care AG & Co. KGaA (a)	21,055	1,775,547
Hannover Rueck SE (a)	2,360	271,971
HeidelbergCement AG (a)	98	9,178
Hugo Boss AG (a)	567	41,351
LANXESS AG (a)	4,791	321,421
Linde AG (a)	964	160,637
METRO AG (a)	5,257	167,990
OSRAM Licht AG (a)	7,978	500,355
Porsche Automobil Holding SE (a)	3,769	205,385
RWE AG (a)	10,160	168,386
Siemens AG (a)	931	127,532
thyssenkrupp AG (a)	4,111	100,719
Volkswagon AG (a)	2,960	442,290
		12,315,177
Greece - 0.0% (d)
FF Group (a) (b)	3,196	61,057

Hong Kong - 4.4%
AIA Group Ltd. (a)	675,600	4,264,348
Bank of East Asia Ltd. (The) (a) (c)	2,200	9,102
Cheung Kong Property Holdings Ltd. (a) (b)	35,000	236,103
China Evergrande Group (a) (b)	89,000	82,520
China Mobile Ltd. - ADR	49,540	2,736,095
CK Hutchison Holdings Ltd. (a)	167,125	2,057,626
First Pacific Co. Ltd. (a)	194,000	141,007
Guangzhou R&F Properties Co. Ltd. (a) (b)	8,000	12,498
Hang Lung Group Ltd. (a)	38,000	162,085
Hongkong Land Holdings Ltd. (a)	15,500	119,121
Hysan Development Co. Ltd. (a)	54,000	244,989
Jardine Matheson Holdings Ltd (a)	500	32,120

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Hong Kong - 4.4% (Continued)
Kerry Properties Ltd. (a)	61,500	$213,322
Kingsoft Corp. Ltd. (a) (b)	71,000	195,725
Li & Fung Ltd. (a)	270,000	117,137
Melco Crown Entertainment Ltd. - ADR	1,384	25,659
Nine Dragons Paper Holdings Ltd. (a)	150,000	161,376
PCCW Ltd. (a) (b)	60,000	35,395
Shangri-La Asia Ltd. (a) (b)	120,000	174,740
Sino-Ocean Group Holding Ltd. (a) (b)	235,000	110,412
Swire Pacific Ltd. - Class A (a)	500	4,998
Swire Properties Ltd. (a)	64,600	207,041
Tingyi (Cayman Islands) Holding Corp. (a)	172,000	216,002
Wheelock & Co. Ltd. (a)	38,000	300,590
Wynn Macau Ltd. (a) (b)	4,800	9,776
Yue Yuen Industrial Holdings Ltd. (a)	10,000	39,296
ZTE Corp. – Class H (a) (b)	297,605	546,769
		12,455,852
Hungary - 0.0% (d)
MOL Hungarian Oil & Gas plc	1,610	110,224

India - 1.9%
HDFC Bank Ltd. - ADR	44,224	3,326,530
Tata Motors Ltd. - ADR (c)	54,665	1,948,807
		5,275,337
Indonesia - 0.0% (d)
Bank Danamon Indonesia Tbk PT (a)	291,800	103,104

Ireland - 1.6%
Experian plc (a)	223,019	4,550,142

Italy - 2.2%
Assicurazioni Generali SpA (a)	11,254	178,573
Enel SpA (a)	12,113	57,002
Eni SpA (a)	37,924	620,996
Intesa Sanpaolo SpA (a)	812,990	2,211,615
Luxottica Group SpA (a)	38,142	2,105,109
Mediobanca SpA (a)	5,585	50,360

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Italy - 2.2% (Continued)
Saipem SpA (a) (b)	549,158	$249,449
Snam SpA (a)	40,311	174,237
Telecom Italia SpA/Milano (a) (b)	154,013	138,653
Telecom Italia SpA/Milano – Savings Shares (b)	248,688	181,481
Terna Rete Elettrica Nazionale SpA (a)	59,389	294,445
		6,261,920
Japan - 12.7%
Alfresa Holdings Corp. (a)	3,400	59,109
Amada Holdings Co. Ltd. (a)	24,600	281,609
Astellas Pharma, Inc. (a)	137,258	1,810,367
Bridgestone Corp. (a)	11,100	450,604
Canon, Inc. (a)	24,000	749,521
Daicel Corp. (a)	14,300	172,687
Dai-ichi Life Insurance Holdings, Inc. (a)	26,200	468,985
Dena Co. Ltd. (a)	6,800	138,441
Fuji Electric Co. Ltd. (a) (b)	13,000	77,420
Fuji Heavy Industries Ltd. (a)	9,800	359,463
Fujitsu Ltd. (a)	9,000	55,248
Hino Motors Ltd. (a)	10,600	128,521
Hitachi Ltd. (a)	36,000	195,480
Iida Group Holdings Co. Ltd. (a)	13,700	210,834
INPEX Corp. (a)	43,400	427,985
Japan Airlines Co. Ltd. (a)	10,900	346,090
Japan Post Bank Co. Ltd. (a)	11,600	144,031
JGC Corp. (a)	8,800	153,263
JTEKT Corp. (a)	500	7,779
JX Holdings, Inc. (a)	103,300	508,626
Kakaku.com, Inc. (a)	12,500	170,652
Kamigumi Co. Ltd. (a)	21,000	182,004
Kawasaki Heavy Industries Ltd. (a)	47,000	142,785
KDDI Corp. (a)	700	18,411
Keyence Corp. (a)	9,360	3,755,145
Kobe Steel Ltd. (a)	4,900	44,839
Komatsu Ltd. (a)	78,400	2,053,645
Kurita Water Industries Ltd. (a)	5,200	126,275
Kyocera Corp. (a)	3,000	167,610

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Japan - 12.7% (Continued)
Marubeni Corp. (a)	26,400	$163,079
Mazda Motor Corp. (a)	155,300	2,241,840
Medipal Holdings Corp. (a)	15,500	243,549
Mitsubishi Estate Co. Ltd. (a)	102,000	1,859,203
Mitsubishi Heavy Industries Ltd. (a)	96,000	386,298
Mitsubishi Materials Corp. (a)	4,400	133,559
Mitsubishi UFJ Financial Group, Inc. (a)	56,800	357,808
Mitsui OSK Lines Ltd. (a)	55,000	172,854
mixi, Inc. (a)	4,000	193,495
MS&AD Insurance Group Holdings, Inc. (a)	17,500	558,986
Murata Manufacturing Co. Ltd. (a)	13,600	1,937,618
NEC Corp. (a)	4,000	9,657
Nikon Corp. (a)	10,400	151,138
Nippon Electric Glass Co. Ltd. (a)	35,000	212,029
Nippon Telegraph & Telephone Corp. (b)	6,500	277,458
Nippon Yusen KK (a)	2,000	4,223
Nissan Motor Co. Ltd. (a)	27,900	269,035
Nomura Real Estate Holdings, Inc. (a)	5,100	81,391
Nomura Research Institute Ltd. (a)	2,667	98,323
Oji Holdings Corp. (a)	42,000	196,982
Otsuka Holdings Co. Ltd. (a)	44,700	2,023,235
Panasonic Corp. (a)	179,748	2,034,338
Rakuten, Inc. (a)	34,600	347,664
Resona Holdings, Inc. (a)	8,100	43,547
Ricoh Co. Ltd. (a)	30,100	248,306
Sankyo Co. Ltd. (a)	2,700	90,440
Secom Co. Ltd. (a)	26,400	1,897,121
Sega Sammy Holdings, Inc. (a)	17,000	228,661
Seiko Epson Corp. (a)	89,330	1,884,856
Seven & i Holdings Co. Ltd. (a)	2,300	90,356
Shimamura Co. Ltd. (a)	200	26,514
Sompo Holdings, Inc. (a)	4,300	157,982
Sony Financial Holdings, Inc. (a)	5,000	80,302
Sumitomo Heavy Industries Ltd. (a)	2,000	13,983
Sundrug Co. Ltd. (a)	4,400	148,044
Suzuken Co. Ltd. (a)	3,900	128,164

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Japan - 12.7% (Continued)
Sysmex Corp. (a)	34,075	$2,073,257
T&D Holdings, Inc. (a)	17,600	255,117
Tokio Marine Holdings, Inc. (a)	5,500	232,464
Tokyo Tatemono Co. Ltd. (a)	5,100	67,433
Tokyu Fudosan Holdings Corp. (a)	30,000	163,297
Toyo Suisan Kaisha Ltd. (a)	400	14,924
Toyoda Gosei Co. Ltd. (a)	1,200	30,608
Toyota Motor Corp. (a)	14,600	792,492
		36,029,059
Jersey - 0.2%
Glencore plc (a)	122,976	482,532

Korea (Republic of) - 0.2%
Daewoo Engineering & Construction Co. Ltd. (a) (b)	11,610	75,356
Dongbu Insurance Co. Ltd. (a)	164	9,400
Hyundai Engineering & Construction Co. Ltd. (a)	2,292	101,673
Hyundai Steel Co. (a)	517	27,109
Hyundai Wia Corp. (a)	1,519	92,368
LG Electronics, Inc. (a)	1,346	81,876
Lotte Shopping Co. Ltd. (a)	570	111,026
OCI Co. Ltd. (a)	1,555	118,010
		616,818
Luxembourg - 0.3%
ArcelorMittal (a) (b)	98,160	821,287

Malaysia - 0.1%
AirAsia BHD (a)	122,000	86,513
Felda Global Ventures Holdings Berhad (a)	95,500	45,077
IOI Properties Group Berhad (a)	77,000	35,994
UMW Holdings Berhad (a) (b)	6,500	8,808
		176,392
Mexico - 1.0%
OHL Mexico SAB de CV	90,300	127,612
Wal-Mart de Mexico SAB de CV	1,231,245	2,840,803
		2,968,415

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Netherlands - 6.2%
Aegon N.V. (a)	424,185	$2,160,926
AerCap Holdings N.V. (b)	61,810	2,841,406
Akzo Nobel N.V. (a)	4,507	373,140
CNH Industrial N.V. (a) (b)	52,990	510,078
Gemalto N.V. (a) (c)	31,340	1,748,487
Koninklijke Ahold Delhaize N.V. (a)	824	17,610
Koninklijke DSM N.V. (a)	27,838	1,882,828
Koninklijke KPN N.V. (a)	668,718	2,010,624
Koninklijke Vopak N.V. (a)	6,458	281,285
NN Group N.V. (a)	15,652	508,377
Randstad Holding N.V. (a)	3,212	185,182
Royal Dutch Shell plc (a)	5,982	157,685
Royal Dutch Shell plc - Class A - ADR (c)	51,085	2,693,713
Yandex N.V. - Class A (b)	102,974	2,258,220
		17,629,561
Norway - 0.7%
DNB ASA (a) (b)	115,801	1,838,932
Norsk Hydro ASA (a)	2,266	13,207
Orkla ASA (a) (b)	12,145	108,807
Yara International ASA (a)	1,024	39,446
		2,000,392
Philippines - 0.0% (d)
Alliance Global Group, Inc. (a)	82,100	20,737

Poland - 0.2%
Grupa Lotos S.A. (a) (b)	6,708	92,514
Jastrzebska Spolka Weglowa S.A. (a) (b)	1,107	17,523
KGHM Polska Miedz S.A. (a)	6,255	182,541
PGE Polska Grupa Energetyczna S.A. (a)	41,848	120,226
Tauron Polska Energia S.A. (a) (b)	93,681	80,063
		492,867
Portugal - 0.1%
Jeronimo Martins SGPS S.A. (a)	9,378	167,593

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Qatar - 0.0% (d)
Doha Bank QSC	11,789	$101,663

Russia - 0.3%
Inter RAO UES PJSC	2,883,000	205,558
RusHydro PJSC	10,602,000	175,993
Sistema PJSC (a) (b)	19,560	175,050
Tatneft PJSC	69,260	427,930
		984,531
Singapore - 0.9%
DBS Group Holdings Ltd. (a)	138,510	1,918,626
Genting Singapore plc (a)	406,200	296,215
Jardine Cycle & Carriage Ltd. (a) (b)	4,900	153,477
Oversea-Chinese Banking Corp. Ltd. (a)	6,100	42,371
Sembcorp Industries Ltd. (a) (b)	3,600	8,181
Singapore Technologies Engineering Ltd. (a) (b)	3,300	8,799
Wilmar International Ltd. (a) (b)	51,400	129,709
Yangzijiang Shipbuilding Holdings Ltd. (a)	159,400	128,691
		2,686,069
South Africa - 0.1%
Exxaro Resources Ltd. (a)	12,456	109,411
Growthpoint Properties Ltd. (a)	5,230	10,082
Impala Platinum Holdings Ltd. (a) (b)	19,841	66,935
Mondi plc (a)	1,131	27,328
Sasol Ltd. (a)	5,875	172,229
		385,985
South Korea - 1.8%
BNK Financial Group, Inc. (a)	18,131	148,948
DGB Financial Group, Inc. (a)	19,378	188,105
Hana Financial Group, Inc. (a)	27,054	893,896
Hankook Tire Co. Ltd. (a)	3,323	162,274
Hanwha Chemical Corp. (a)	1,609	38,058
Hanwha Corp. (a)	4,378	140,747
Hanwha Life Insurance Co. Ltd. (a)	19,988	108,094
Hyundai Department Store Co. Ltd. (a)	1,208	109,231
Hyundai Marine & Fire Insurance Co. Ltd. (a)	5,563	174,345
KB Financial Group, Inc. (a)	5,981	262,469

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
South Korea - 1.8% (Continued)
Korea Gas Corp. (a) (b)	848	$34,171
KT Corp. (a)	1,089	31,126
KT&G Corp. (a)	1,985	173,370
LG Display Co. Ltd. (a)	1,628	44,144
Samsung Electronics Co. Ltd. (a)	757	1,395,016
Samsung Heavy Industries Co. Ltd. (a) (b)	6,453	64,760
Shinhan Financial Group Co. Ltd. (a)	7,842	327,180
SK Innovation Co. Ltd. (a)	2,253	336,152
Woori Bank (a)	39,148	455,378
		5,087,464
Spain - 3.4%
ACS Actividades de Construccion y Servicios S.A. (a)	78,451	2,666,993
Amadeus IT Group S.A. (a)	11,114	563,181
Banco Bilbao Vizcaya Argentaria S.A. - ADR (c)	274,725	2,090,658
Banco Bilbao Vizcaya Argentaria S.A. (a)	32,645	253,435
Banco Popular Espanol S.A. (a) (c)	134,715	130,645
Banco Santander S.A. (a)	136,413	835,100
CaixaBank S.A (a)	42,991	184,856
Enagas S.A. (a)	20,766	538,790
Grifols S.A. (a)	1,309	32,119
Iberdrola S.A. (a)	51,733	369,659
Industria de Diseno Textil S.A. (a)	42,134	1,483,946
Repsol S.A. (a)	28,576	442,764
Zardoya Otis S.A. (a)	15,080	139,263
		9,731,409
Sweden - 1.4%
Alfa Laval AB (a)	4,786	90,214
Atlas Copco AB - A Shares (a)	42,538	1,499,560
Boliden AB (a)	2,521	75,045
Electrolux AB - Series B (a)	5,313	147,512
Getinge AB - B Shares (a)	14,796	259,449
Husqvarna AB - B Shares (a)	23,228	203,675
Millicom International Cellular S.A. (a) (c)	433	24,147
Skandinaviska Enskilda Banken AB (a)	4,085	45,397
SKF AB - B Shares (a) (b)	33,900	670,451
Svenska Handelsbanken AB (a)	5,113	70,075

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Sweden - 1.4% (Continued)
Swedbank AB - A Shares (a)	8,586	$198,685
Swedish Match AB (a)	6,701	217,795
Telefonaktiebolaget LM Ericsson - B Shares (a)	29,311	195,709
Telia Co. AB (a) (b)	54,077	226,730
		3,924,444
Switzerland - 6.5%
Adecco Group AG (a)	28,545	2,027,185
Aryzta AG (a) (c)	5,239	168,249
Credit Suisse Group AG (a) (b)	47,392	705,255
Givaudan S.A. (a)	57	102,679
Julius Baer Group Ltd. (a) (b)	38,142	1,905,765
Nestlé S.A. (a)	66,221	5,083,493
Novartis AG (a)	11,028	819,060
Roche Holdings AG (a) (b)	15,386	3,935,426
SGS S.A. (a)	1,303	2,779,302
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (a) (b)	67,200	106,049
Sika AG (a)	17	101,979
Sonova Holding AG (a)	726	100,725
STMicroelectronics N.V. (a)	12,415	191,054
Swiss Re AG (a)	6,262	562,529
		18,588,750
Taiwan - 2.5%
Acer, Inc. (a) (b)	9,000	4,265
Asia Cement Corp. (a)	202,000	203,503
AU Optronics Corp. (a)	907,000	352,849
Casetek Holdings Ltd. (a)	13,000	43,202
Catcher Technology Co. Ltd. (a)	6,000	59,221
Chang Hwa Commercial Bank Ltd. (a)	200,000	121,732
Cheng Shin Rubber Industry Co. Ltd. (a)	159,000	328,104
Formosa Petrochemical Corp. (a)	12,000	41,862
Foxconn Technology Co. Ltd. (a)	15,302	46,592
Highwealth Construction Corp. (a) (b)	4,000	7,023
Innolux Corp. (a) (b)	21,000	8,677
Inventec Corp. (a)	17,000	12,730
Lite-On Technology Corp. (a)	169,568	291,899

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
Taiwan - 2.5% (Continued)
MediaTek, Inc. (a)	115,000	$813,803
Pegatron Corp. (a)	3,000	8,869
Shin Kong Financial Holding Co. Ltd. (a) (b)	753,000	219,302
Taiwan Business Bank (a)	448,191	123,906
Taiwan Cooperative Financial Holding Co. Ltd. (a)	75,274	37,417
Taiwan Fertilizer Co. Ltd. (a)	66,000	91,229
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	117,884	3,871,311
Transcend Information, Inc. (a)	18,000	58,893
Wistron Corp. (a)	250,268	229,019
WPG Holdings Ltd. (a)	51,000	63,956
Yulon Motor Co. Ltd. (a)	68,000	63,229
		7,102,593
Thailand - 0.1%
PTT Exploration & Production PCL N.V. (a)	77,700	210,327
Siam Commercial Bank PCL N.V. (The) (a)	7,400	35,107
TMB Bank plc (a)	672,100	47,724
		293,158
Turkey - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a)	122,903	98,100
Turkiye Garanti Bankasi AS (a)	26,749	65,251
Turkiye Halk Bankasi AS (a)	55,538	158,546
Turkiye Vakiflar Bankasi TAO (a)	36,020	53,164
Yapi ve Kredi Bankasi AS (a) (b)	30,209	31,581
		406,642
United Arab Emirates - 0.1%
Aldar Properties PJSC	286,237	176,131

United Kingdom - 7.2%
3i Group plc (a)	5,163	48,479
Aberdeen Asset Management plc (a)	10,377	34,437
Anglo American plc (a)	28,100	429,190
AstraZeneca plc (a)	7,168	440,766
Barclays plc (a)	96,217	271,616
BP plc (a)	36,630	210,859
British American Tobacco plc (a)	8,132	539,559

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 96.6% (Continued)	Shares	Value
United Kingdom - 7.2% (Continued)
BT Group plc (a)	115,613	$461,685
Burberry Group plc (a)	1,766	38,114
Capita plc (a)	3,273	23,180
Centrica plc (a) (b)	81,282	221,343
Cobham plc (a)	100,492	167,551
Compass Group plc (a)	210,662	3,977,583
Croda International plc (a)	10,052	449,014
Diageo plc (a)	18,610	532,933
easyJet plc (a)	12,412	159,588
G4S plc (a)	83,685	319,036
GlaxoSmithKline plc (a)	13,565	282,073
HSBC Holdings plc - ADR (c)	71,770	2,929,652
HSBC Holdings plc (a)	16,932	138,120
Johnson Matthey plc (a)	1,586	61,195
Prudential plc (a)	9,643	203,704
Reckitt Benckiser Group plc (a)	54,785	5,001,716
Rolls-Royce Holdings plc (a) (b)	33,378	315,343
Sky plc (a)	30,245	369,913
Smith & Nephew plc (a)	12,082	183,969
Smith & Nephew plc - ADR	55,645	1,721,100
Standard Chartered plc (a) (b)	43,033	411,632
Standard Life plc (a) (b)	904	4,020
Tesco plc (a) (b)	210,959	491,008
		20,438,378
United States - 6.6%
Accenture plc - Class A	33,037	3,960,476
Chubb Ltd.	33,596	4,577,455
Core Laboratories N.V. (c)	26,886	3,105,870
DP World Ltd. (a)	5,780	124,187
ICON plc (b)	26,638	2,123,581
Lazard Ltd. - Class A	50,658	2,329,761
Schlumberger Ltd.	34,655	2,706,556
		18,927,886

Total Common Stocks (Cost $245,288,572)		$274,856,236

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 0.3%	Shares	Value
iShares MSCI India ETF (Cost $998,512)	33,018	$1,039,572

PREFERRED STOCKS - 0.6%	Shares	Value
Brazil – 0.4%
Cia Energetica de Minas Gerais	75,700	251,527
Cia Paranaense de Energia	8,900	92,185
Gerdau S.A.	41,000	142,780
Petroleo Brasileiro S.A. (b)	45,200	210,404
Vale S.A. (b)	36,100	326,629
		1,023,525
Germany – 0.2%
Volkswagon AG (a)	4,487	654,176

Total Preferred Stocks (Cost $1,197,473)		$1,677,701

RIGHTS - 0.0% (d)	Shares	Value
Doha Bank QSC (a) (Cost $4,193)	2,357	$4,143

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 3.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.39% (e)	6,596,405	$6,596,405
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 0.01% (e) (f)	2,730,677	2,730,677
Total Money Market Funds (Cost $9,327,082)		$9,327,082

Total Investments at Value - 100.8% (Cost $256,815,832)		$286,904,734

Liabilities in Excess of Other Assets - (0.8%)		(2,292,905)

Net Assets - 100.0%		$284,611,829

(a)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees.  The total value of such securities is $201,927,667 at March 31, 2017, representing 70.9% of net assets (Note 1).

(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $19,985,194 (Note 5).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of March 31, 2017.
(f)
This security was purchased with cash collateral held from securities on loan.  The total value of such securities as of March 31, 2017 was $2,730,677.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $17,994,602 (Note 5).

ADR - American Depositary Receipt.
Ltd. - Limited.
plc - Public Limited Company.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 13.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 1.2%
U.S. Treasury Bonds	2.750%	11/15/42	$4,260,000	$4,056,150
U.S. Treasury Bonds	2.875%	11/15/46	570,000	553,056
				4,609,206
U.S. Treasury Notes - 8.4%
U.S. Treasury Notes	0.625%	05/31/17	1,410,000	1,409,852
U.S. Treasury Notes	0.625%	09/30/17	820,000	818,847
U.S. Treasury Notes	1.000%	02/15/18	4,320,000	4,317,805
U.S. Treasury Notes	1.000%	05/31/18	2,470,000	2,466,527
U.S. Treasury Notes	1.500%	05/31/20	3,990,000	3,980,025
U.S. Treasury Notes	2.000%	11/30/20	3,790,000	3,828,787
U.S. Treasury Notes	2.250%	03/31/21	4,170,000	4,243,951
U.S. Treasury Notes	1.750%	03/31/22	6,100,000	6,043,288
U.S. Treasury Notes	2.125%	02/29/24	1,090,000	1,084,124
U.S. Treasury Notes	1.625%	05/15/26	5,280,000	4,952,682
				33,145,888
U.S. Treasury Inflation-Protection Notes - 1.0%
U.S. Treasury Inflation-Protection Notes	0.125%	07/15/24	889,592	881,292
U.S. Treasury Inflation-Protection Notes	0.125%	07/15/26	901,481	879,507
U.S. Treasury Inflation-Protection Notes	1.000%	02/15/46	2,151,681	2,184,384
				3,945,183
U.S. Treasury Strips - 2.4%
U.S. Treasury Bonds, Stripped Principal Payment (a)	2.921%	11/15/44	22,672,000	9,611,568

Total U.S. Treasury Obligations (Cost $51,595,696)				$51,311,845

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corp. - 1.5%
Federal Home Loan Mortgage Corp.	2.874%	09/15/29	$3,000,000	$2,006,100
Federal Home Loan Mortgage Corp.	3.068%	12/14/29	1,450,000	960,654
Federal Home Loan Mortgage Corp.	4.288%	03/15/31	1,250,000	781,733
Federal Home Loan Mortgage Corp.	6.750%	03/15/31	249,000	356,336
Federal Home Loan Mortgage Corp.	3.000%	03/01/46	439,594	435,846

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corp. - 1.5% (Continued)
Federal Home Loan Mortgage Corp.	3.000%	04/01/46	$452,777	$449,098
Federal Home Loan Mortgage Corp.	3.000%	05/01/46	929,848	921,921
				5,911,688
Federal National Mortgage Association - 1.5%
Federal National Mortgage Association	2.948%	05/15/29	3,700,000	2,440,539
Federal National Mortgage Association	3.018%	01/15/30	775,000	509,001
Federal National Mortgage Association	3.075%	05/15/30	2,900,000	1,879,223
Federal National Mortgage Association	3.500%	07/01/42	974,609	1,001,800
				5,830,563
Tennessee Valley Authority - 0.3%
Tennessee Valley Authority	5.375%	04/01/56	410,000	522,988
Tennessee Valley Authority	4.250%	09/15/65	700,000	734,518
				1,257,506

Total U.S. Government Agency Obligations (Cost $13,575,205)				$12,999,757

AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.7%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corp. - 1.7%
Federal Home Loan Mortgage Corp., Series 4249, Class CS	4.300%	09/15/43	$1,332,026	$1,208,364
Federal Home Loan Mortgage Corp., Series 4355, Class ZX	4.000%	05/15/44	5,022,332	5,350,891
				6,559,255
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.3%
Federal Home Loan Mortgage Corp., Series K-722, Class X1 (b)	1.311%	03/01/23	2,274,553	145,048
Federal Home Loan Mortgage Corp., Series 4077, Class TS (b)	5.087%	05/15/41	2,005,269	301,892

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.3% (Continued)
Federal Home Loan Mortgage Corp., Series 3966, Class SA (b)	4.987%	12/15/41	$2,715,268	$411,868
Federal Home Loan Mortgage Corp., Series 4089, Class SH (b)	5.087%	08/15/42	2,055,302	297,952
				1,156,760
Federal National Mortgage Association - 1.2%
Federal National Mortgage Association, Series 2016-75, Class ZP	3.000%	10/25/46	1,409,866	1,244,731
Federal National Mortgage Association, Series 2016-73, Class DZ	3.000%	10/25/46	4,060,376	3,689,629
				4,934,360
Federal National Mortgage Association Interest-Only Strips - 0.5%
Federal National Mortgage Association, Series 2011-124, Class NS (b)	5.721%	12/25/41	2,355,737	400,554
Federal National Mortgage Association, Series 2012-20, Class SA (b)	5.671%	03/25/42	2,153,448	389,782
Federal National Mortgage Association, Series 2012-76, Class SC (b)	5.221%	07/25/42	1,009,905	169,648
Federal National Mortgage Association, Series 2014-28, Class SD (b)	5.068%	05/25/44	7,159,950	1,101,483
				2,061,467

Total Agency Mortgage-Backed Obligations (Cost $15,674,678)				$14,711,842

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0%	Coupon	Maturity	Par Value	Value
A10, LLC, Series 2016-1, Class A-1	2.420%	03/15/35	$163,000	$162,409
AABS Ltd., Series 2013-1, Class A	4.875%	01/15/38	385,167	384,204
Alliance Bancorp Trust, Series 2007-OA1, Class A-1 (b)	1.018%	07/25/37	1,173,092	853,611
American Home Mortgage Assets, Series 2006-4, Class I-A1-1 (b)	0.968%	10/25/46	1,258,382	828,914
American Home Mortgage Assets, Series 2006-6, Class A1-A (b)	0.968%	12/25/46	893,346	681,398

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0% (Continued)	Coupon	Maturity	Par Value	Value
Americold, LLC Trust, Series 2010-ART, Class C	6.811%	01/14/21	$50,000	$55,820
Arbor Realty Commercial Real Estate, Series 2016-FL1, Class B (b)	3.718%	09/15/26	302,000	306,152
Bank of America RE-REMIC, Series 2010-UBER3, Class A-4B-2 (b)	5.770%	06/01/46	218,000	217,841
Barclays Commercial Mortgage Securities, Series 2017-C1, Class X-A (b)	1.531%	02/01/27	1,986,000	220,096
Barclays Commercial Mortgage Securities, Series 2014-BX0, Class E (b)	3.330%	08/15/27	236,000	234,938
Bayview Opportunity Master Fund, Series 2017-RN1, Class A-1 (b)	3.597%	02/28/32	944,284	942,903
Bayview Opportunity Master Fund, Series 2016-RN3, Class A1 (b)	3.597%	09/29/31	1,649,750	1,647,292
BCAPB, LLC Trust, Series 2007-AB1, Class A-5 (b)	5.091%	03/25/37	4,730,618	3,284,960
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1 (b)	3.361%	01/01/35	808,064	722,299
Bear Stearns Commercial Mortgage Trust, Series 2007-PWR16, Class A-M	5.719%	06/11/40	278,505	279,092
Bear Stearns Commercial Mortgage Trust, Series 2007-PWR17, Class A-4	5.694%	06/11/50	170,463	171,675
Bear Stearns Commercial Mortgage Trust, Series 2007-PWR18, Class A-4	5.700%	06/11/50	256,053	259,117
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C	4.878%	05/10/58	120,000	119,588
CIM Trust, Series 2016-1, Class B2 (b)	11.488%	07/26/55	1,000,000	866,919
CIM Trust, Series 2016-2, Class B2 (b)	11.035%	02/01/56	1,000,000	867,296
CIM Trust, Series 2016-3, Class B2	12.173%	02/27/56	1,000,000	867,421
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M (b)	6.126%	12/01/49	334,000	340,672
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-MA (b)	6.126%	12/01/49	120,000	122,399
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A-M	5.711%	12/10/49	301,575	304,312

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0% (Continued)	Coupon	Maturity	Par Value	Value
Citi-Mortgage Alternative Loan Trust, Series 2006-A1, Class IA-6	6.000%	04/25/36	$3,374,537	$3,083,612
Citi-Mortgage Alternative Loan Trust, Series 2007-A5, Class IA-6 (b)	6.000%	05/01/37	3,758,981	3,461,112
Cobal Commercial Mortgage Trust, Series 2007-C3, Class A-M	5.764%	05/15/46	120,000	121,863
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A-4B	6.093%	12/10/49	220,135	222,319
Commercial Mortgage Trust, Series 2012-CCRE4, Class C	4.442%	10/15/45	69,000	67,415
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A (b)	1.348%	10/01/46	3,948,893	233,669
Cosmopolitan Hotel Trust, Series 2016-COSMO, Class C (b)	3.561%	11/15/21	1,000,000	1,011,670
Countrywide Alternative Loan, Inc., Series 2007-16CB, Class 5-A-4 (b)	6.249%	08/25/37	917,931	796,975
Countrywide Alternative Loan, Inc., Series 2007-OA7, Class A-1-A (b)	0.958%	05/25/47	1,091,172	925,473
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1 (b)	0.948%	09/25/36	2,053,046	1,913,966
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1 (b)	4.608%	09/25/37	2,569,354	2,291,178
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A-4	5.695%	09/15/40	62,535	62,808
Credit Suisse Commercial Mortgage Trust, Series 2014-WIN2, Class A-3	3.500%	10/25/44	674,997	670,713
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A-M	5.603%	01/15/49	17,518	17,564
Credit Suisse Commercial Mortgage Trust, Series 2016-PR1, Class A-1 (b)	5.109%	07/01/56	876,272	856,224
Deutsche Bank Alt-A Securities, Series 2006-AF1, Class A-4 (b)	1.078%	04/25/36	1,076,040	968,064
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1 (b)	2.053%	07/25/34	651,032	630,171
FirstKey Mortgage Trust, Series 2014-1, Class A-8	3.500%	11/25/44	478,171	483,139

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0% (Continued)	Coupon	Maturity	Par Value	Value
Fort CRE, LLC, Series 2016-1, Class B	3.250%	05/21/36	$181,000	$176,715
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class G-FX (b)	3.382%	12/15/34	950,000	913,903
GCAT, LLC, Series 2017-1, Class A-1, 144A	3.375%	03/25/47	1,200,000	1,197,754
GE Business Loan Trust, Series 2007-1, Class C (b)	1.362%	04/16/35	731,401	665,986
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D (b)	5.043%	12/10/41	96,000	98,362
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E (b)	5.141%	12/10/41	160,000	158,444
Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class D (b)	4.065%	07/10/23	60,000	53,988
Goldman Sachs Mortgage Securities Trust, Series 2016-ICE2, Class C (b)	5.019%	02/15/33	1,000,000	1,023,470
Goldman Sachs Mortgage Securities Trust, Series 2007-GG10, Class A-4 (b)	5.865%	08/10/45	108,144	108,032
GSAA Home Equity Trust, Series 2005-6, Class M-1 (b)	1.208%	06/25/35	1,300,000	1,177,723
GSAA Home Equity Trust, Series 2007-7, Class A4 (b)	1.048%	07/25/37	1,012,019	919,578
Harborview Mortgage Loan Trust, Series 2006-14, Class 2A-1A (b)	0.929%	01/25/47	1,056,869	901,581
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D (b)	5.046%	10/15/23	84,000	79,338
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class B (b)	2.919%	10/15/22	115,000	115,436
JPMCC Commercial Mortgage Trust, Series 2016-ASH, Class C (b)	3.520%	10/15/22	65,000	65,402
JPMCC RE-REMIC Trust, Series 2014-FRR1, Class A-K707	4.347%	12/27/18	181,000	178,342
JPMDB Commercial Mortgage Securities, Series 2016-C2, Class X-A (b)	1.711%	06/01/49	1,257,796	125,843
JPMorgan Chase Commercial Trust, Series 2016-WPT, Class E (b)	5.769%	10/15/18	181,000	184,135
JPMorgan Chase Commercial Trust, Series 2016-WIKI, Class E (b)	4.008%	10/05/21	1,000,000	977,618

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0% (Continued)	Coupon	Maturity	Par Value	Value
JPMorgan Chase Commercial Trust, Series 2007-CIBC19, Class A-M (b)	5.880%	02/12/49	$218,000	$218,142
JPMorgan Chase Commercial Trust, Series 2007-CIBC20, Class A-M	5.880%	02/12/51	273,000	276,927
JPMorgan Chase Commercial Mortgage, Series 2015-JP1, Class F (b)	4.742%	01/01/49	240,000	169,433
JPMorgan Chase Commercial Mortgage, Series 2007-LDPX, Class A-M (b)	5.464%	01/15/49	159,338	159,206
JPMorgan Commercial Mortgage Trust, Series 2004-CIBC10, Class D	5.097%	01/12/37	89,000	90,385
JPMorgan Commercial Mortgage Trust, Series 2006-LDP9, Class A-MS	5.337%	05/15/47	176,000	173,767
Lehman Brothers Commercial Mortgage Trust, Series 2007-C3, Class A-4	5.918%	07/15/44	155,817	156,560
Lehman Brothers-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M	5.493%	02/15/40	143,730	143,803
Lehman Brothers-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-3	5.866%	09/15/45	189,357	192,197
Lehman Brothers-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-J	6.243%	09/15/45	120,000	122,368
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C	4.701%	03/10/49	274,000	248,032
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X (b)	1.392%	03/10/50	2,968,000	173,161
LSTAR Securities Investments Ltd., Series 2016-4, Class A-1 (b)	2.779%	10/01/18	1,444,639	1,433,110
LSTAR Securities Investments Ltd., Series 2016-7, Class A-1 (b)	2.771%	12/01/18	1,941,091	1,924,106
LSTAR Securities Investments Ltd., Series 2017-1, Class A (b)	2.784%	01/01/19	939,880	937,531
LSTAR Securities Investments Ltd., Series 2016-5, Class A-1, 144A	2.546%	11/01/21	824,719	820,526
LSTAR Securities Investments Trust, Series 2016-2, Class A (b)	2.784%	03/01/21	1,213,510	1,207,443
LSTAR Securities Investments Trust, Series 2016-3, Class A (b)	2.784%	09/01/21	1,549,877	1,530,357

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0% (Continued)	Coupon	Maturity	Par Value	Value
Luminent Mortgage Trust, Series 2006-2, Class A1A (b)	0.978%	02/25/46	$1,475,562	$1,095,890
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AM (b)	6.022%	06/01/50	181,000	178,007
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2007-9, Class A-4	5.700%	09/12/49	163,871	165,377
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2007-7, Class A-4	5.738%	06/12/50	27,686	27,686
Morgan Stanley BAML Trust, Series 2014-C19, Class LNC-3 (b) (g)	4.749%	12/15/24	1,000,000	998,988
Morgan Stanley BAML Trust, Series 2015-C20, Class D (b)	3.071%	02/15/48	232,000	173,403
Morgan Stanley Capital I Trust, Series 2006-XLF, Class J (b)	1.199%	07/15/19	68,327	68,115
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1 (b)	1.158%	12/25/35	1,000,000	932,454
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A-M	6.052%	12/12/49	273,000	278,454
Morgan Stanley REMIC Trust, Series 2010-R5, Class 4-B (b)	1.581%	06/26/36	897,031	771,970
Morgan Stanley REMIC Trust, Series 2010-GG10, Class A4B	5.794%	08/15/45	218,000	217,928
Motel 6 Trust, Series 2015-MTL6, Class E (b)	5.278%	02/05/20	1,000,000	998,415
PR Mortgage Loan Trust, Series 2014-1, Class APT (b)	5.916%	10/25/49	2,315,166	2,279,828
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3	6.500%	10/25/36	1,534,012	1,302,109
Residential Accredited Loans, Inc., Series 2006-QO2, Class A-1 (b)	0.998%	02/25/46	2,176,994	943,732
Residential Accredited Loans, Inc., Series 2006-Q05, Class I-A-1 (b)	0.993%	05/25/46	1,205,863	1,070,944
Rise Ltd., Series 2014-1A, Class A	4.750%	02/15/39	1,076,089	1,070,709
Springfield Funding Trust, Series 2015-A, Class A	3.160%	11/15/24	1,000,000	1,009,478
Structured Asset Investment Loan, Series 2005-11, Class A7 (b)	1.138%	01/25/36	803,132	726,138

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0% (Continued)	Coupon	Maturity	Par Value	Value
Taco Bell Funding, LLC, Series 2016-1, Class A-2-II	4.377%	05/25/46	$1,691,500	$1,713,425
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX	3.533%	04/25/46	424,282	423,450
VOLT L, LLC, Series 2016-NP10, Class A-1, 144A	3.500%	09/25/46	1,908,430	1,920,374
VOLT LI, LLC, Series 2016-NP11, Class A-1	3.500%	10/25/46	1,047,953	1,055,645
VOLT XXVII, LLC, Series 2014-NPL7, Class A-1	3.375%	08/27/57	630,485	629,767
Wachovia Asset Securitization, Series 2007-HE2, Class A (b)	0.908%	07/25/37	1,840,752	1,646,433
Wachovia Asset Securitization, Series 2007-HE1, Class A (b)	0.918%	07/25/37	1,547,686	1,329,324
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class F (b)	5.849%	05/15/43	236,000	236,679
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M (b)	6.085%	06/15/45	181,000	182,301
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A-J	5.825%	07/15/45	91,957	92,740
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A-3	5.678%	05/15/46	82,661	82,994
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A-J	5.632%	10/15/48	152,337	152,718
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3 (b)	5.727%	06/15/49	47,383	47,333
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class B (b)	2.962%	06/15/29	148,000	148,059
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class C (b)	3.412%	06/15/29	125,000	125,047
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C	5.029%	06/15/49	141,000	144,688
Wendy's Funding, LLC, Series 2015-1, Class A2-III	4.497%	06/15/45	985,000	958,870
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class D (b)	5.578%	04/01/22	89,000	88,965
Winwater Mortgage Loan Trust, Series 2016-1, Class 2A-3	3.000%	12/20/30	391,411	391,534

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.0% (Continued)	Coupon	Maturity	Par Value	Value
Wrightwood Capital Real Estate CDO, Series 2005-1, Class B (b)	1.482%	11/21/40	$1,450,000	$1,422,541
Total Non-Agency Mortgage-Backed Obligations (Cost $78,991,048)				$78,760,479

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.1%	Coupon	Maturity	Par Value	Value
American Home Mortgage Assets Trust, Series 2007-1, Class IO-P (b)	2.078%	05/25/47	$8,322,743	$1,477,755
BofA Merrill Lynch Commercial Mortgage Trust, Series 2016-UBS10, Class X-A (b)	2.005%	06/15/49	1,116,582	128,362
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A (b)	1.444%	08/10/26	1,994,133	193,450
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A (b)	1.767%	05/10/58	1,291,428	145,634
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A (b)	2.015%	08/10/26	1,233,518	160,003
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class X-A (b)	1.805%	04/10/49	3,829,633	455,584
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A (b)	1.943%	05/10/49	1,175,117	149,847
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class X-A (b)	1.796%	08/10/49	1,893,415	239,611
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A (b)	1.814%	01/15/49	990,964	112,889
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A (b)	1.591%	01/10/23	2,362,336	165,511
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A (b)	1.670%	05/10/49	1,040,564	113,112
JPMCC Commercial Mortgage Trust, Series 2016-JP2, Class X-A (b)	1.864%	08/15/49	1,934,954	245,488
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A (b)	1.955%	03/01/49	1,622,417	139,236
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A (b)	1.144%	12/01/47	3,510,351	191,001

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.1% (Continued)	Coupon	Maturity	Par Value	Value
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C27, Class X-A (b)	1.035%	12/15/47	$26,072,421	$1,607,681
Morgan Stanley Capital I Trust, Series 2016-UBS11, Class X-A (b)	1.679%	08/15/49	5,845,797	619,676
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A (b)	0.838%	12/15/49	3,271,258	178,430
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A (b)	2.030%	10/01/48	8,148,415	1,040,542
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class X-A (b)	2.007%	07/15/48	6,855,966	898,701
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,173,677)				$8,262,513

ASSET-BACKED SECURITIES - 9.9%	Coupon	Maturity	Par Value	Value
Anchorage Credit Funding Ltd.	3.850%	10/28/33	$1,000,000	$1,014,586
Anchorage Credit Funding Ltd., Series 2016-4A, Class A	3.500%	02/15/35	2,000,000	1,992,708
Apollo Aviation Sec Equity, Series 2014-1, Class A	5.125%	12/15/29	1,140,315	1,138,890
Apollo Aviation Sec Equity, Series 2014-1, Class B	7.375%	12/15/29	570,158	569,445
Apollo Aviation Sec Equity, Series 2016-1A, Class A	4.875%	03/17/36	900,000	904,500
Apollo Aviation Sec Equity, Series 2016-2, Class A	4.212%	11/15/41	1,648,490	1,649,901
Arcadia Receivables Credit Trust, Series 2017-1, Class A, 144A	3.250%	06/15/23	470,553	470,994
Capital Automotive REIT, Series 2017-1, Class A-1, 144A (b)	3.870%	04/01/47	1,900,000	1,899,449
Castle Air Securities Trust, Series 2015-1, Class A	4.703%	12/15/40	1,278,849	1,305,080
Castlelake Aircraft Securitization, Series 2014-1, Class A-1	5.250%	02/15/29	402,693	401,686
Castlelake Aircraft Securitization, Series 2014-1, Class B	7.500%	02/15/29	341,374	341,374

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 9.9% (Continued)	Coupon	Maturity	Par Value	Value
Cerberus Loan Funding XVII, Series 2016-17, Class A (b)	3.483%	01/15/28	$1,000,000	$996,762
Chesterfield Financial Holding, LLC, Series 2014-1A, Class A (b)	4.500%	12/15/34	792,000	788,349
CIFC Funding Ltd. (b)	2.999%	12/05/24	1,500,000	1,500,869
Diamond Head Aviation Ltd., Series 2015-1, Class A	3.810%	07/14/28	674,906	675,239
Drug Royalty III, L.P., Series 2016-1, Class NT	3.979%	04/15/27	849,838	849,926
Dryden Senior Loan Fund, Series 2015-37, Class COMB	8.826%	04/15/27	1,000,000	927,000
Earnest Student Loan Program, LLC, Series 2016-C, Class B	4.460%	01/26/37	1,000,000	972,260
Falcon Aerospace Ltd., Series 2017-1-A (b)	4.581%	02/15/42	750,000	756,083
FDF Ltd. (b)	4.285%	05/12/61	1,000,000	1,004,802
Flagship VII Ltd. (b)	3.990%	01/20/26	1,500,000	1,500,218
Golub Capital Partners, Series 2015-25, Class A-1 (b)	2.833%	08/05/27	1,000,000	1,000,189
Halcyon Loan Advisors Funding, Series 2012-2, Class C (b)	3.847%	12/20/24	1,500,000	1,500,606
Harbour Aircraft Investments Ltd. (b)	4.703%	07/15/41	917,700	919,612
Ivy Hill Middle Market Credit Funding, Series 2014-9, Class B-1 (b)	3.473%	10/18/25	2,000,000	1,954,820
Kabbage Funding, LLC, Series 2017-1, Class A, 144A	4.571%	03/15/22	1,000,000	1,016,705
Newmark Capital Funding (b)	4.498%	06/30/26	1,159,000	1,141,366
OZLM Funding IX Ltd., Series 2014-9A, Class A2-R (b)	2.482%	01/20/27	1,000,000	996,915
PFP Ltd., Series 2015-2, Class A-S (b)	2.769%	07/14/34	1,000,000	999,135
Putnam Structured Product, Series 2003-1, Class A2 144 (b)	1.770%	10/15/38	1,667,093	1,510,500
Regatta V Funding Ltd. (b)	4.187%	10/25/26	1,500,000	1,502,235
Rockwall CDO II Ltd., Series 2007-2, Class A-1LB (b)	1.584%	08/01/24	1,500,000	1,496,597
SRERS Funding Ltd., Series 2011, Class A1B-2 (b)	1.022%	05/09/46	500,000	313,122

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 9.9% (Continued)	Coupon	Maturity	Par Value	Value
SRERS Funding Ltd., Series 2011, Class A1B-1 (b)	1.025%	05/09/46	$281,503	$278,066
Store Master Funding I, Series 2016-1, Class A-1 (b)	3.960%	10/20/26	2,035,133	1,945,587
TRIAXX Prime CDO, Series 2006-2, Class A-1A (b)	1.048%	10/02/39	698,626	680,130
Total Asset-Backed Securities (Cost $38,580,514)				$38,915,706

COLLATERALIZED LOAN OBLIGATIONS - 13.6%	Coupon	Maturity	Par Value	Value
ABPCI Direct Lending Fund CLO, Series 2016-1A, Class A (b)	3.650%	12/22/28	$1,000,000	$994,736
ALM Loan Funding, Series 2016-19A, Class B (b)	4.023%	07/15/28	250,000	252,645
AMMC CLO XIII Ltd., Series 2013-13, Class A-3L (b)	3.743%	01/26/26	1,500,000	1,502,237
Annisa CLO Ltd., Series 2016, Class B (b)	2.751%	07/20/28	500,000	501,591
Apidos CLO (b)	4.647%	07/20/27	500,000	503,522
Atrium CDO Corporation, Series 2013-9R, Class D-R, 144A (b)	4.605%	05/28/30	500,000	496,180
Avery Point III CLO Ltd. (b)	2.423%	01/18/25	500,000	500,027
Babson CLO Ltd., Series 2012-II, Class SUB	0.000%	05/15/23	1,000,000	560,927
BlueMountain CLO Ltd., Series 2014-2, Class A (b)	2.485%	07/20/26	250,000	250,017
BlueMountain CLO Ltd., Series 2016-2, Class C (b)	4.800%	08/20/28	500,000	504,610
Canyon Capital CLO Ltd. (b)	4.289%	04/30/25	250,000	244,604
Cent CLO, L.P. (b)	3.284%	08/01/24	500,000	500,193
Cent CLO, L.P. (b)	4.233%	08/01/24	1,000,000	1,000,449
Cerberus Onshore II CLO, LLC (b)	3.930%	11/06/25	2,000,000	2,003,085
Duane Street CLO IV, Series 2007-4, Class C (b)	2.036%	11/14/21	1,500,000	1,500,074
ECAF I Ltd., Series 2015-1, Class A-2	4.947%	06/15/40	974,062	943,846
Flagship CLO (b)	3.506%	01/20/26	1,500,000	1,500,000
Flagship CLO VIII, Series 2014-8A, Class B-R (b)	2.738%	01/16/26	1,300,000	1,296,878
Fortress Credit BSL II Ltd., 144A (b)	0.000%	10/19/25	1,500,000	1,500,000

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 13.6% (Continued)	Coupon	Maturity	Par Value	Value
Fortress Credit Investments IV CLO (b)	2.923%	07/17/23	$1,250,000	$1,250,055
Fortress Credit Opportunities (b)	2.800%	04/28/26	2,300,000	2,300,000
Fortress Credit Opportunities (b)	0.000%	10/15/26	1,000,000	1,000,000
Fortress Credit Opportunities, Series 2014-5A (b)	0.000%	10/15/26	1,000,000	1,000,000
Fortress Credit Opportunities CLO (b)	3.526%	10/15/26	1,000,000	992,567
Fortress Credit Opportunities CLO (b)	4.421%	10/15/26	1,000,000	987,623
Fortress Credit Opportunities CLO, Series 2016-7A, Class B (b)	3.884%	12/15/28	1,000,000	993,953
Galaxy XXII CLO Ltd. (b)	5.105%	07/16/28	500,000	505,362
Golub Capital Partners CLO (b)	3.487%	10/25/26	700,000	680,420
Golub Capital Partners CLO, Series 2016-33I, Class A (b)	3.365%	11/21/28	2,250,000	2,242,544
Great Lakes CLO Ltd. (b)	2.973%	07/15/26	1,000,000	1,003,199
Jamestown CLO III Ltd., Series 2013-3, Class D (b)	5.623%	01/15/26	1,750,000	1,654,526
Keuka Park CLO Ltd., Series 2013, Class SUB	0.000%	10/21/24	1,250,000	498,074
KVK CLO Ltd., Series 2013-1A, Class SUB	0.000%	04/14/25	1,150,000	426,744
KVK CLO Ltd. (b)	2.980%	10/15/26	1,000,000	999,992
Madison Park Funding VI, Series 2007-6, Class C (b)	2.031%	07/26/21	250,000	248,458
Madison Park Funding XI, Series 2013-11, Class D (b)	4.541%	10/23/25	500,000	500,002
Marea CLO Ltd., Series 2012-REFI, Class B-R (b)	2.823%	10/15/23	1,250,000	1,249,995
Nelder Grove CLO Ltd., Series 2014-1A, Class B-R (b)	2.800%	08/28/26	1,000,000	999,846
North End CLO Ltd., Series 2013, Class E (b)	5.623%	07/17/25	1,000,000	951,638
NXT Capital CLO, LLC, Series 2017-1A, Class A	0.000%	04/01/29	1,200,000	1,200,000
Ocean Trails CLO IV, LLC (b)	4.033%	08/13/25	1,750,000	1,751,582
Octagon Investment Partners (b)	3.173%	07/15/27	250,000	252,838
Octagon Investment Partners XXI, Series 2014-21, Class D (b)	7.502%	11/14/26	250,000	250,006
Palmer Square Loan Funding (b)	2.980%	06/21/24	250,000	250,219
Silverado CLO Ltd., Series 2006-II, Class A1J 14 (b)	1.370%	10/16/20	123,538	123,538

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 13.6% (Continued)	Coupon	Maturity	Par Value	Value
Steele Creek CLO Ltd., Series 2014-1A, Class B-R	2.887%	08/21/26	$1,000,000	$999,994
Symphony CLO XIV Ltd. (b)	4.623%	07/14/26	500,000	500,613
TCI-Cent CLO, Series 2016-1A, Class C (b)	4.934%	12/21/29	500,000	501,397
TCI-Flatiron (b)	2.862%	07/17/28	250,000	253,297
TCI-Flatiron (b)	3.712%	07/17/28	250,000	253,002
TCP Waterman CLO, LLC, Series 2016-1A, Class A1J (b)	3.216%	12/15/28	1,000,000	999,956
TICP CLO I Ltd. (b)	4.030%	07/20/26	1,000,000	1,000,479
Treman Park CLO Ltd., Series 2015, Class COMB	4.500%	04/20/27	500,000	437,600
Venture CDO Ltd., Series 2012-12A, Class B-R (b)	2.684%	02/28/26	1,000,000	997,252
Venture CDO Ltd. (b)	3.324%	07/19/28	500,000	503,181
Vibrant CLO Ltd. (b)	3.123%	07/17/24	1,000,000	1,000,093
Voya CLO IV Ltd. (b)	3.241%	06/14/22	1,500,000	1,500,539
Voya CLO Ltd. (b)	4.932%	07/19/28	500,000	503,885
Westcott Park CLO, Series 2016, Class D (b)	5.380%	07/20/28	500,000	509,408
Whitehorse IV Ltd. CLO (b)	2.473%	01/17/20	1,500,000	1,503,844
Whitehorse VIII Ltd. CLO (b)	3.084%	05/01/26	1,100,000	1,086,666
Wind River CLO I Ltd., Series 2012-1A, Class DR (b)	4.979%	01/15/26	250,000	252,571
Total Collateralized Loan Obligations (Cost $53,806,565)				$53,672,579

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 5.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.2%
Comcast Corp.	4.400%	08/15/35	$130,000	$134,748
Delphi Automotive plc	4.250%	01/15/26	130,000	135,710
Ford Motor Co.	7.450%	07/16/31	105,000	132,438
General Motors Financial Co., Inc.	2.400%	05/09/19	165,000	165,355
General Motors Financial Co., Inc.	3.200%	07/06/21	30,000	30,114
Home Depot, Inc. (The)	3.000%	04/01/26	130,000	129,773
Newell Brands, Inc.	3.150%	04/01/21	35,000	35,754

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 5.3% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.2% (Continued)
Omnicom Group, Inc.	3.600%	04/15/26	$100,000	$99,949
				863,841
Consumer Staples - 0.5%
Anheuser-Busch InBev SA/NV	4.900%	02/01/46	65,000	70,247
Coca-Cola Co. (The)	1.550%	09/01/21	65,000	63,398
Danone S.A., 144A	2.947%	11/02/26	1,100,000	1,051,553
Kraft Heinz Co. (The)	2.000%	07/02/18	135,000	135,335
Kroger Co. (The)	3.400%	04/15/22	170,000	173,702
PepsiCo, Inc.	3.450%	10/06/46	145,000	131,192
Smithfield Foods, Inc., 144A	4.250%	02/01/27	135,000	136,588
Tyson Foods, Inc.	3.950%	08/15/24	130,000	132,570
				1,894,585
Energy - 0.7%
Apache Corp.	4.750%	04/15/43	65,000	64,885
BP Capital Markets plc	3.723%	11/28/28	130,000	131,555
Buckeye Partners, L.P.	4.350%	10/15/24	242,000	245,895
Chevron Corp.	1.561%	05/16/19	95,000	94,687
Chevron Corp.	2.498%	03/03/22	40,000	40,080
Enable Midstream Partners, L.P.	4.400%	03/15/27	135,000	133,992
Energy Transfer Partners, L.P.	4.750%	01/15/26	125,000	128,764
Energy Transfer Partners, L.P.	4.200%	04/15/27	15,000	14,820
Kinder Morgan Energy Partners	6.950%	01/15/38	95,000	110,226
Occidental Petroleum Corp.	3.400%	04/15/26	35,000	34,932
Phillips 66	5.875%	05/01/42	55,000	62,947
Schlumberger Holdings Corp., 144A	2.350%	12/21/18	65,000	65,430
Shell International Finance BV	1.375%	05/10/19	135,000	133,803
Shell International Finance BV	6.375%	12/15/38	1,000,000	1,288,546
Sunoco Logistics Partners	5.950%	12/01/25	245,000	272,788
				2,823,350
Financials - 1.4%
Air Lease Corp.	3.750%	02/01/22	165,000	169,944
Ally Financial, Inc.	4.125%	03/30/20	125,000	127,500
American Express Credit Corp.	2.250%	05/05/21	140,000	138,747
American Express Credit Corp.	2.700%	03/03/22	120,000	119,856

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 5.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 1.4% (Continued)
Australia & New Zealand Banking Group Ltd., 144A	4.875%	01/12/21	$125,000	$135,473
Bank of America Corp.	2.000%	01/11/18	100,000	100,256
Bank of America Corp.	2.503%	10/21/22	105,000	102,353
Bank of Montreal	1.900%	08/21/27	135,000	131,498
Boston Properties, L.P.	4.125%	05/15/21	125,000	131,442
Citigroup, Inc.	2.700%	03/30/21	195,000	195,232
Commonwealth Bank Trust, 144A	2.750%	03/10/22	165,000	165,330
Goldman Sachs Group, Inc.	2.350%	11/15/21	80,000	78,218
Goldman Sachs Group, Inc.	3.000%	04/26/22	55,000	55,135
Infinity Property and Casualty Corp.	5.000%	09/19/22	450,000	475,260
Jefferies Group, LLC	4.850%	01/15/27	650,000	663,509
JPMorgan Chase & Co.	2.972%	01/15/23	130,000	129,897
JPMorgan Chase & Co.	4.250%	10/01/27	125,000	128,065
Liberty Mutual Group, Inc., 144A	6.500%	05/01/42	155,000	192,971
Manufacturing Americas Holding Corp.	2.250%	02/10/20	140,000	139,877
Morgan Stanley	2.500%	04/21/21	60,000	59,676
Morgan Stanley	2.625%	11/17/21	75,000	74,506
Morgan Stanley	3.625%	01/20/27	135,000	134,014
New York Life Global Holdings, 144A	2.900%	01/17/24	85,000	85,234
PNC Funding Corp.	3.300%	03/08/22	130,000	133,876
Royal Bank of Canada	2.125%	03/02/20	65,000	65,003
Royal Bank of Canada	2.500%	01/19/21	35,000	35,240
S&P Global, Inc.	4.400%	02/15/26	65,000	68,985
Simon Property Group, L.P.	3.300%	01/15/26	135,000	133,107
State Street Corp.	3.550%	08/18/25	100,000	102,767
State Street Corp.	2.650%	05/19/26	15,000	14,370
Sumitomo Mitsui Financial Group, Inc.	2.934%	03/09/21	140,000	141,076
Sumitomo Mitsui Financial Group, Inc.	2.058%	07/14/21	60,000	58,406
Synchrony Financial	3.000%	08/15/19	120,000	121,872
TIAA Asset Management Finance Co., LLC, 144A	2.950%	11/01/19	130,000	132,140
Toronto-Dominion Bank	1.800%	07/13/21	200,000	194,880
Wells Fargo & Co.	3.069%	01/24/23	130,000	130,791
Wells Fargo & Co.	3.000%	04/22/26	75,000	71,979

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 5.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 1.4% (Continued)
Wells Fargo & Co.	3.000%	10/23/26	$85,000	$81,384
Westpac Banking Corp.	2.600%	11/23/20	120,000	120,896
Westpac Banking Corp.	2.000%	08/19/21	15,000	14,644
				5,355,409
Health Care - 0.5%
AbbVie, Inc.	4.700%	05/14/45	135,000	134,642
Actavis Funding SCS	2.350%	03/12/18	135,000	135,589
AstraZeneca plc	2.375%	11/16/20	70,000	70,099
Cardinal Health, Inc.	1.950%	06/15/18	135,000	135,413
Celgene Corp.	3.875%	08/15/25	65,000	66,437
Express Scripts Holdings Co.	4.500%	02/25/26	75,000	76,932
Express Scripts Holdings Co.	3.400%	03/01/27	25,000	23,545
Laboratory Corp. of America Holdings	2.500%	11/01/18	135,000	136,175
Mylan N.V., 144A	3.150%	06/15/21	165,000	165,607
Shire Acquisitions Investments Ireland	2.875%	09/23/23	140,000	135,634
Teva Pharmaceuticals Financial Co. BV	2.800%	07/21/23	50,000	47,490
Teva Pharmaceuticals Financial Co. BV	2.950%	12/18/22	160,000	156,240
Thermo Fisher Scientific, Inc.	3.300%	02/15/22	200,000	203,929
UnitedHealth Group, Inc.	4.200%	01/15/47	130,000	132,007
WellPoint, Inc.	2.300%	07/15/18	125,000	125,556
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	140,000	140,990
				1,886,285
Industrials - 0.3%
Boeing Co.	6.875%	03/15/39	90,000	127,066
Burlington North Santa Fe Corp.	4.550%	09/01/44	150,000	158,188
Cintas Corp.	3.700%	04/01/27	45,000	45,982
CSX Corp.	3.800%	11/01/46	140,000	127,715
Delta Airlines, Inc.	3.625%	03/15/22	55,000	56,144
FedEx Corp.	4.750%	11/15/45	125,000	128,020
John Deere Capital Corp.	2.650%	01/06/22	60,000	60,217
Lockheed Martin Corp.	4.700%	05/15/46	130,000	140,810
Penske Truck Leasing Co., L.P., 144A	4.200%	04/01/27	55,000	55,999
Reynolds American, Inc.	4.000%	06/12/22	165,000	173,180
Waste Management, Inc.	4.100%	03/01/45	35,000	35,030
				1,108,351

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 5.3% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 0.2%
Analog Devices, Inc.	2.500%	12/05/21	$135,000	$133,706
Broadcom Corporation	3.625%	01/15/24	60,000	60,442
Cisco Systems, Inc.	1.850%	09/20/21	135,000	132,394
Fidelity National Information Services, Inc.	3.625%	10/15/20	150,000	155,876
Hewlett Packard Enterprise Co., 144A	3.600%	10/15/20	90,000	92,554
Microsoft Corp.	4.450%	11/03/45	120,000	126,648
Oracle Corp.	1.900%	09/15/21	130,000	127,741
Oracle Corp.	4.125%	05/15/45	120,000	116,636
				945,997
Materials - 0.8%
Applied Materials, Inc.	4.350%	04/01/47	70,000	70,866
BHP Billiton Finance USA Ltd., 144A	6.750%	10/19/75	450,000	508,950
Georgia-Pacific, LLC, 144A	3.600%	03/01/25	267,000	272,699
International Paper Co.	3.000%	02/15/27	65,000	60,768
Newcrest Finance Property Ltd., 144A	4.200%	10/01/22	550,000	564,961
Potash Corp. Saskatchewan, Inc.	4.000%	12/15/26	30,000	30,713
Tamaha Gold, Inc.	4.950%	07/15/24	1,450,000	1,457,251
Vale Overseas Ltd.	5.875%	06/10/21	90,000	96,446
				3,062,654
Real Estate - 0.3%
Hospitality Properties Trust	5.250%	02/15/26	1,300,000	1,362,247

Telecommunication Services - 0.2%
AT&T, Inc.	3.800%	03/01/24	130,000	131,998
British Telecommunications plc	5.950%	01/15/18	285,000	294,371
Charter Communications, LLC	4.908%	07/23/25	125,000	132,084
Orange S.A.	2.750%	02/06/19	100,000	101,173
Verizon Communications, Inc.	4.400%	11/01/34	135,000	127,749
				787,375
Utilities - 0.2%
Duke Energy Corp.	3.750%	09/01/46	50,000	44,888
Duke Energy Progress, Inc.	4.150%	12/01/44	95,000	96,470
Exelon Corp.	3.400%	04/15/26	65,000	63,929
Fortis, Inc., 144A	2.100%	10/04/21	140,000	135,651
MidAmerican Energy Holdings	6.500%	09/15/37	200,000	260,176

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 5.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 0.2% (Continued)
Southern Co. (The)	2.450%	09/01/18	$196,000	$197,645
				798,759

Total Investment-Grade Corporate Obligations (Cost $21,014,362)				$20,888,853

HIGH YIELD CORPORATE OBLIGATIONS - 2.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.3%
Allison Transmission, Inc., 144A	5.000%	10/01/24	$25,000	$25,250
AMC Entertainment Holdings, Inc., 144A	5.875%	11/15/26	20,000	20,225
AMC Entertainment Holdings, Inc., 144A	6.125%	05/15/27	20,000	20,175
American Axle & Manufacturing, Inc.	6.625%	10/15/22	55,000	56,650
Aramark Services, Inc., 144A	5.000%	04/01/25	30,000	30,900
Argos Merger Sub, Inc., 144A	7.125%	03/15/23	50,000	47,500
Asbury Automotive Group	6.000%	12/15/24	30,000	30,975
CCO Holdings, LLC, 144A	5.125%	05/01/27	5,000	5,025
Gannett Co., Inc., 144A	4.875%	09/15/21	60,000	60,900
GLP Capital LP/Financing II	5.375%	04/15/26	20,000	20,650
Goodyear Tire & Rubber Co.	5.125%	11/15/23	40,000	41,700
Gray Television, Inc., 144A	5.125%	10/15/24	25,000	24,688
Gray Television, Inc., 144A	5.875%	07/15/26	30,000	30,525
Hilton Domestic Operating Co., Inc., 144A	4.250%	09/01/24	60,000	59,250
Jack Ohio Finance, LLC, 144A	6.750%	11/15/21	40,000	41,400
Levi Strauss & Co.	5.000%	05/01/25	20,000	20,504
Live Nation Entertainment, Inc., 144A	4.875%	11/01/24	40,000	40,000
NCL Corp. Ltd., 144A	4.750%	12/15/21	40,000	40,600
Pinnacle Entertainment, Inc., 144A	5.625%	05/01/24	40,000	40,500
Prime Securities Service Borrower, LLC, 144A	9.250%	05/15/23	35,000	38,369
Sally Holdings, LLC	5.750%	06/01/22	55,000	56,581
Scientific Games International, Inc., 144A	7.000%	01/01/22	25,000	26,688
ServiceMaster Co., LLC, 144A	5.125%	11/15/24	20,000	20,500
Sirius XM Canada Holdings, Inc., 144A	5.625%	04/23/21	400,000	301,537
Six Flags Entertainment Corp., 144A	4.875%	07/31/24	45,000	44,550
Six Flags Entertainment Corp., 144A	5.500%	04/15/27	50,000	49,875

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 0.3% (Continued)
Station Casinos, LLC	7.500%	03/01/21	$40,000	$41,600
Videotron Ltd., 144A	5.125%	04/15/27	10,000	10,000
Viking Cruises Ltd., 144A	8.500%	10/15/22	60,000	62,250
				1,309,367
Consumer Staples - 0.4%
Albertsons Cos., LLC, 144A	5.750%	03/15/25	40,000	38,800
B&G Foods, Inc.	5.250%	04/01/25	40,000	40,350
Bumble Bee Holdings, Inc., 144A	9.000%	12/15/17	769,000	749,775
HRG Group, Inc.	7.875%	07/15/19	415,000	429,525
JBS USA, LLC, 144A	5.750%	06/15/25	30,000	30,300
Kronos Acquisition Holdings, Inc., 144A	9.000%	08/15/23	10,000	10,175
Pilgrim's Pride Corp., 144A	5.750%	03/15/25	40,000	40,300
Post Holdings, Inc., 144A	5.500%	03/01/25	20,000	20,100
Revlon Consumer Products Corp. (b)	5.750%	02/15/21	40,000	39,950
Revlon Consumer Products Corp.	6.250%	08/01/24	10,000	9,975
Rite Aid Corp., 144A	6.125%	04/01/23	40,000	39,650
SM Energy Co.	5.000%	01/15/24	25,000	23,625
Spectrum Brands, Inc.	5.750%	07/15/25	35,000	37,013
TreeHouse Foods, Inc., 144A	6.000%	02/15/24	20,000	20,950
				1,530,488
Energy - 0.2%
Access Midstream Partners, L.P.	4.875%	03/15/24	40,000	41,146
Dynagas LNG Partners (c)	6.250%	10/30/19	500,000	493,749
Energy Transfer Equity	5.500%	06/01/27	30,000	31,350
Everest Acquisition, LLC	9.375%	05/01/20	5,000	4,714
Extraction Oil & Gas Holdings, LLC, 144A	7.875%	07/15/21	20,000	21,100
Foresight Energy, L.P.	11.500%	04/01/23	10,000	9,350
FTS International, Inc.	6.250%	05/01/22	10,000	8,750
Halcon Resources Corp.	6.750%	02/15/25	10,000	9,820
Meg Energy Corp. (c)	7.000%	03/31/24	10,000	8,950
NGL Energy Partners, L.P., 144A	6.125%	03/01/25	30,000	29,100
Noble Holding International Ltd.	7.750%	01/15/24	10,000	9,600
PDC Energy, Inc., 144A	6.125%	09/15/24	15,000	15,375
Peabody Securities Finance Corp, 144A	6.000%	03/31/22	15,000	14,916
Sanchez Energy Corp.	6.125%	01/15/23	25,000	23,188

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 0.2% (Continued)
Targa Resource Partners, 144A	5.375%	02/01/27	$25,000	$25,875
				746,983
Financials - 0.4%
AECOM Corp., 144A	5.125%	03/15/27	30,000	30,075
Dana Financing Luxembourg S.A.R.L., 144A	5.750%	04/15/25	25,000	25,219
ESH Hospitality, Inc., 144A	5.250%	05/01/25	45,000	45,365
Hexion 2, 144A	10.375%	02/01/22	40,000	39,900
Icahn Enterprises	6.250%	02/01/22	30,000	30,450
Jefferies Finance, LLC	7.500%	04/15/21	500,000	504,375
MGP Growth, L.P., 144A	5.625%	05/01/24	10,000	10,550
Nationstar Mortgage, LLC	6.500%	07/01/21	30,000	30,375
Navient Corp.	6.500%	06/15/22	30,000	30,263
Voya Financial, Inc.	5.650%	05/15/53	600,000	610,500
				1,357,072
Health Care - 0.4%
Acadia Healthcare Co., Inc.	5.625%	02/15/23	40,000	41,425
Air Medical Merger Sub, 144A	6.375%	05/15/23	60,000	58,050
Centene Corp.	5.625%	02/15/21	15,000	15,699
Centene Corp.	4.750%	01/15/25	40,000	40,225
CHS/Community Health Systems	6.250%	03/31/23	5,000	5,088
Community Health Systems, Inc.	8.000%	11/15/19	20,000	19,700
DJO Finance, LLC, 144A	8.125%	06/15/21	10,000	8,725
Inventive Group Holdings, Inc., 144A	7.500%	10/01/24	40,000	41,150
Kinetic Concepts, Inc., 144A	7.875%	02/15/21	120,000	127,199
LifePoint Health, Inc., 144A	5.375%	05/01/24	20,000	20,340
MPH Acquisition Holdings, LLC, 144A	7.125%	06/01/24	55,000	59,132
New Amethyst Corp., 144A	6.250%	12/01/24	50,000	52,500
RegionalCare Hospital Partners Holdings, Inc., 144A	8.250%	05/01/23	25,000	26,675
Reynolds Group Issuer, LLC, 144A	7.000%	07/15/24	25,000	26,766
Select Medical Corp.	6.375%	06/01/21	40,000	40,400
Tenet Healthcare Corp. (b)	4.463%	06/15/20	800,000	803,999
Tenn Merger Sub, Inc.	6.375%	02/01/25	40,000	39,200
Universal Hospital Services, Inc.	7.625%	08/15/20	30,000	29,850
Valeant Pharmaceuticals, 144A	7.000%	03/15/24	20,000	20,525

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.8% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 0.4% (Continued)
Vizient, Inc., 144A	10.375%	03/01/24	$30,000	$34,238
Wellcare Health Plans	5.250%	04/01/25	30,000	30,699
				1,541,585
Industrials - 0.1%
Blueline Rental Corp.	9.250%	03/15/24	15,000	15,356
Builders FirstSource, Inc., 144A	5.625%	09/01/24	22,000	22,330
Flex Acquisition Co., Inc.	6.875%	01/15/25	30,000	30,648
Gates Global, LLC, 144A	6.000%	07/15/22	45,000	45,787
Grinding Media, Inc., 144A	7.375%	12/15/23	20,000	21,000
Novelis Corp., 144A	6.250%	08/15/24	25,000	26,063
Novelis Corp., 144A	5.875%	09/30/26	10,000	10,213
OPE KAG Finance, Inc., 144A	7.875%	07/31/23	20,000	20,450
Signode Industrial Group US, Inc., 144A	6.375%	05/01/22	40,000	41,025
Tempur Sealy International, Inc.	5.625%	10/15/23	20,000	20,100
Tenet Healthcare Corp.	6.750%	06/15/23	40,000	39,300
United Rentals North America, Inc.	5.500%	05/15/27	15,000	15,150
				307,422
Information Technology - 0.1%
Camelot Finance S.A., 144A	5.500%	10/15/24	30,000	31,575
CommScope, Inc., 144A	5.000%	06/15/21	40,000	41,100
Cyrusone, L.P., 144A	5.000%	03/15/24	15,000	15,413
Diamond 1 Financial Corp., 144A	7.125%	06/15/24	40,000	44,219
Ensemble S Merger Sub, Inc., 144A	9.000%	09/30/23	60,000	62,999
First Data Corp., 144A	7.000%	12/01/23	30,000	32,175
First Data Corp., 144A	5.750%	01/15/24	30,000	30,945
Gartner, Inc., 144A	5.125%	04/01/25	10,000	10,188
Greeneden US Holdings II, LLC, 144A	10.000%	11/30/24	45,000	48,937
Infor U.S, Inc.	6.500%	05/15/22	40,000	41,104
Micron Technology, Inc.	5.250%	08/01/23	30,000	30,750
Open Text Corp., 144A	5.875%	06/01/26	40,000	41,900
Quintiles Transnational Corp., 144A	4.875%	05/15/23	40,000	40,550
Sabre Global, Inc., 144A	5.250%	11/15/23	40,000	40,900
Solera, LLC, 144A	10.500%	03/01/24	25,000	28,563
Western Digital Corp., 144A	7.375%	04/01/23	20,000	21,925
				563,243

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.8% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 0.0% (d)
Ashland, Inc.	4.750%	08/15/22	$30,000	$31,050
Berry Plastics Corp.	5.500%	05/15/22	40,000	41,550
BWAY Holding Co., 144A	5.500%	04/15/24	35,000	35,285
Cliffs Natural Resources, 144A	5.750%	03/01/25	5,000	4,850
Olin Corp.	5.125%	09/15/27	20,000	20,338
PQ Corp., 144A	6.750%	11/15/22	30,000	31,950
				165,023
Real Estate - 0.1%
Equinix, Inc.	5.875%	01/15/26	40,000	42,550
Geo Group, Inc. (The)	5.875%	10/15/24	260,000	265,850
Geo Group, Inc. (The)	6.000%	04/15/26	25,000	25,318
				333,718
Telecommunication Services - 0.3%
CCO Holdings, LLC	5.250%	09/30/22	10,000	10,375
CCO Holdings, LLC, 144A	5.125%	05/01/23	15,000	15,450
Cengage Learning, Inc., 144A	9.500%	06/15/24	35,000	31,325
Cequel Commercial Capital, 144A	6.375%	09/15/20	60,000	61,800
Cincinnati Bell, Inc., 144A	7.000%	07/15/24	40,000	41,950
CSC Holdings, LLC	5.250%	06/01/24	20,000	19,925
Embarq Corp.	7.995%	06/01/36	30,000	29,850
Frontier Communications Corp.	8.500%	04/15/20	30,000	31,650
Intelsat Jackson Holdings Ltd.	5.500%	08/01/23	35,000	28,875
Intelsat Jackson Holdings Ltd., 144A	8.000%	02/15/24	20,000	21,200
Level 3 Communications, Inc.	5.750%	12/01/22	60,000	62,100
Lincoln Finance Ltd.	7.375%	04/15/21	500,000	530,000
Nexstar Escrow Corp., 144A	5.625%	08/01/24	30,000	30,450
Sinclair Television Group, 144A	5.625%	08/01/24	10,000	10,125
Sirius XM Radio, Inc., 144A	5.375%	07/15/26	40,000	40,852
Telesat Canada, LLC, 144A	8.875%	11/15/24	30,000	32,850
WMG Acquisition Corp., 144A	6.750%	04/15/22	45,000	47,306
				1,046,083
Utilities - 0.5%
Calpine Corp.	5.750%	01/15/25	20,000	19,875
Ferrellgas, L.P.	6.750%	01/15/22	400,000	378,000
Ferrellgas, L.P.	6.750%	06/15/23	595,000	559,299

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 2.8% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 0.5% (Continued)
LBC Tank Termal Holdings, 144A	6.875%	05/15/23	$400,000	$415,048
NGL Energy Partners, L.P., 144A	7.500%	11/01/23	20,000	20,650
NRG Energy, Inc., 144A	7.250%	05/15/26	40,000	41,200
Pattern Energy Group, Inc., 144A	5.875%	02/01/24	500,000	506,250
				1,940,322

Total High Yield Corporate Obligations (Cost $10,808,847)				$10,841,306

FOREIGN BONDS - 12.8%	Coupon	Maturity	Par Value	Value
Argentina - 0.8%
Aeropuertos Argentina 2000, 144A	6.875%	02/01/27	$150,000	$154,875
Banco Macro S.A.	6.750%	11/04/26	350,000	350,238
Pamp Energia S.A., 144A	7.500%	01/24/27	600,000	607,650
Provincia de Buenos Aires, 144A	7.875%	06/15/27	600,000	607,620
Republic of Argentina, 144A	6.875%	01/26/27	1,250,000	1,267,500
				2,987,883
Austria - 0.0% (d)
Eldorado International Finance GmbH, 144A	8.625%	06/16/21	200,000	169,000

Bermuda - 0.4%
Digicel Group Ltd.	7.125%	04/01/22	900,000	699,750
OOREDOO QSC Communications	3.875%	01/31/28	800,000	785,599
				1,485,349
Brazil - 0.3%
Federal Republic of Brazil	5.625%	01/07/41	1,100,000	1,069,750

Cayman Islands - 1.5%
Cementos Progreso Trust	7.125%	11/06/23	600,000	631,332
CK Hutchison Holdings Ltd., 144A	3.500%	04/05/27	700,000	697,951
Cosan Overseas Ltd.	8.250%	11/29/49	1,200,000	1,203,000
Gruposura Finance	5.500%	04/29/26	600,000	633,000
Guanay Finance Ltd.	6.000%	12/15/20	777,409	797,816
Industrial Senior Trust	5.500%	11/01/22	1,000,000	997,500
Pontis IV Ltd., 144A	5.125%	03/31/27	600,000	600,300

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.8% (Continued)	Coupon	Maturity	Par Value	Value
Cayman Islands - 1.5% (Continued)
Republic of Kenya, 144A	6.875%	06/24/24	$300,000	$298,536
				5,859,435
Chile - 1.5%
Aes Gener S.A.	5.000%	07/14/25	400,000	405,932
Cencosud S.A.	5.150%	02/12/25	500,000	520,666
Colbun S.A.	6.000%	01/21/20	700,000	758,538
CorpGroup Banking S.A.	6.750%	03/15/23	500,000	479,160
Empresa Electrica Guacolda S.A.	4.560%	04/30/25	600,000	578,942
Empresa Nacional de Telecommunicaciones S.A.	4.875%	10/30/24	400,000	413,453
Engie Energia Chile S.A.	4.500%	01/29/25	500,000	510,753
Entel Chila S.A.	4.750%	08/01/26	600,000	614,841
GNL Quintero S.A.	4.634%	07/31/29	305,000	311,863
Inversiones CMP C S.A., 144A	4.375%	04/04/27	600,000	597,688
Republic of Chile	3.125%	01/21/26	600,000	609,300
				5,801,136
Colombia - 0.2%
Banco de Bogota S.A., 144A	6.250%	05/12/26	200,000	208,750
Banco GNB Sudameris S.A., 144A	6.500%	04/03/27	300,000	300,000
Republic of Columbia	4.500%	01/28/26	300,000	316,500
				825,250
Costa Rica - 0.4%
Banco Nacional de Costa Rica, 144A	5.875%	04/25/21	800,000	814,000
Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	500,000	532,150
Costa Rica Government International Bond	9.995%	08/01/20	200,000	234,360
				1,580,510
Dominican Republic - 0.8%
Banco de Reservas de la Republica Dominicana	7.000%	02/01/23	500,000	507,830
Dominican Republic	5.500%	01/27/25	200,000	203,250
Dominican Republic, 144A	5.950%	01/25/27	1,500,000	1,531,876
Dominican Republic	6.850%	01/27/45	500,000	516,250
Dominican Republic, 144A	6.850%	01/27/45	295,000	304,588
				3,063,794

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.8% (Continued)	Coupon	Maturity	Par Value	Value
Guatemala - 0.2%
Republic of Columbia	4.875%	02/13/28	$200,000	$203,400
Republic of Guatemala	4.500%	05/03/26	600,000	597,858
				801,258
India - 0.6%
Bharti Airtel Ltd.	4.375%	06/10/25	700,000	699,496
Indian Oil Corp. Ltd.	5.625%	08/02/21	1,000,000	1,095,756
Instit Costa de Electric	6.950%	11/10/21	300,000	315,726
ONGC Videsh Ltd.	3.250%	07/15/19	200,000	202,700
				2,313,678
Indonesia - 0.4%
Perusahaan Pen Erbit SBSN, 144A	4.150%	03/29/27	1,000,000	1,004,200
PT Pertamina Persero	5.625%	05/20/43	500,000	513,510
				1,517,710
Israel - 0.4%
Delek & Avner Tamar Bond Ltd.	5.412%	12/30/25	200,000	212,000
Israel Electric Corp. Ltd.	5.000%	11/12/24	1,200,000	1,260,600
				1,472,600
Korea (Republic of) - 0.3%
Korea Development Bank	3.000%	01/13/26	200,000	198,854
Republic of Korea	2.750%	01/19/27	1,200,000	1,179,120
				1,377,974
Luxembourg - 0.1%
Minerva Luxembourg S.A.	8.750%	12/29/49	300,000	313,500

Malaysia - 0.3%
Comision Federal de Electricid S.A.	4.750%	02/23/27	700,000	701,750
Petronas Capital Ltd.	3.500%	03/18/25	500,000	507,981
				1,209,731
Mexico - 1.4%
Banco Mercantile del Norte S.A.	5.750%	10/04/31	800,000	783,000
Banco Santander Mexico	5.950%	01/30/24	200,000	206,500
BBVA Bancomer S.A. Cayman Islands, 144A	6.008%	05/17/22	500,000	498,750
BBVA Bancomer S.A. Texas	5.350%	11/12/29	300,000	295,500
Credito Real SAB de CV, 144A	7.250%	07/20/23	300,000	303,750
Grupo Idesa SA de CV	7.875%	12/18/20	630,000	555,188
Grupo Posadas SAB de CV	7.875%	06/30/22	250,000	259,400

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.8% (Continued)	Coupon	Maturity	Par Value	Value
Mexico - 1.4% (Continued)
Petroleos Mexicanos, 144A	6.750%	09/21/47	$65,000	$65,936
Sixsigma Networks Mexico	8.250%	11/07/21	200,000	198,000
United Mexican States	4.000%	10/02/23	194,000	199,820
United Mexican States	4.125%	01/21/26	700,000	719,600
United Mexican States	4.150%	03/28/27	1,000,000	1,017,000
United Mexican States	4.750%	03/08/44	500,000	486,250
				5,588,694
Netherlands - 0.7%
AES Andres Dominicana Ltd., 144A	7.950%	05/11/26	500,000	536,128
Marfrig Holdings Europe BV, 144A	8.000%	06/08/23	700,000	731,360
Marfrig Holdings Europe BV, 144A	7.000%	03/15/24	200,000	198,500
Petrobras Global Finance	7.375%	01/27/27	200,000	211,440
Petrobras Global Finance	7.250%	03/17/44	1,000,000	987,500
				2,664,928
Panama - 0.7%
Autoridad Canal De Panama	4.950%	07/29/35	200,000	218,500
Avianca Holdings S.A.	8.375%	05/10/20	500,000	496,750
Ena Norte Trust	4.950%	04/25/28	633,592	652,600
Republic of Panama	3.875%	03/17/28	1,200,000	1,221,000
				2,588,850
Peru - 0.3%
Fondo Mivivienda S.A.	3.500%	01/31/23	200,000	201,500
Transportadora de Gas Del Peru S.A.	4.250%	04/30/28	1,000,000	1,007,500
				1,209,000
Philippines - 0.1%
Republic of Philippines	3.700%	02/02/42	600,000	592,778

Poland - 0.1%
Republic of Poland	5.125%	04/21/21	500,000	547,680

Singapore - 0.5%
BPRL International Singapore	4.375%	01/18/27	500,000	509,165
DBS Group Holdings Ltd.	3.600%	12/29/49	1,000,000	982,707
ONGC Videsh Ltd.	3.750%	07/27/26	600,000	588,101
				2,079,973

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 12.8% (Continued)	Coupon	Maturity	Par Value	Value
United Kingdom - 0.2%
Genting Overseas Holding Ltd.	4.250%	01/24/27	$700,000	$707,002

United States - 0.2%
CNOOC Finance (2015) U.S.A., LLC	3.500%	05/05/25	1,000,000	989,658

Virgin Islands British - 0.4%
CNOOC Finance 2011 Ltd.	4.250%	01/26/21	200,000	209,503
Sinopec Group Overseas Development	2.750%	09/29/26	1,300,000	1,205,788
				1,415,291

Total Foreign Bonds (Cost $49,448,251)				$50,232,412

LOAN PARTICIPATIONS - 7.4%	Coupon	Maturity	Par Value	Value
Albertson's, LLC (b)	3.778%	08/23/21	$688,992	$692,830
American Axle & Manufacturing (b)	3.220%	02/24/21	130,000	130,122
Asurion, LLC (b)	4.749%	05/24/19	304,011	306,355
Avantor (b)	5.000%	12/31/20	268,687	270,926
Avolon TLB Borrower 1 S.A.R.L. (b)	2.750%	01/20/22	290,000	294,230
B/E Aerospace, Inc. (b)	3.750%	12/16/21	695,000	695,869
Berry Plastics Corp. (b)	3.592%	12/31/19	369,417	372,226
BJ's Wholesale Club, Inc. (b)	3.750%	01/27/24	770,000	754,049
BJ's Wholesale Club, Inc. (b)	0.000%	02/03/25	35,000	34,248
Burger King (b)	3.250%	02/28/24	370,000	370,771
Cablevision (b)	3.876%	10/31/24	686,175	685,962
Capital Automotive (b)	0.000%	03/21/25	40,000	40,538
CareCore National Group, LLC (b)	5.500%	03/05/21	155,689	156,468
Cengage Learning, Inc. (b)	5.249%	06/07/23	1,094,999	1,047,608
Change Healthcare Holdings, LLC (b)	3.750%	01/31/21	320,000	320,901
Charter Communications Operating, LLC (b)	3.342%	01/15/24	390,000	392,330
CHG Healthcare Services, Inc. (b)	4.749%	05/19/23	992,500	1,006,271
Community Health (b)	3.750%	12/31/19	395,000	393,116
CompuCom Systems, Inc. (b)	4.250%	05/09/20	328,678	276,810
Dell International Bank Debt (b)	3.999%	09/07/23	684,285	687,956
Dell Software Cov (b)	3.999%	09/27/22	698,250	709,597
DJO Finance, LLC (b)	4.250%	06/08/20	248,111	240,720

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 7.4% (Continued)	Coupon	Maturity	Par Value	Value
EIG Investors Corp. (b)	6.000%	02/09/23	$467,839	$472,323
Eldorado Resorts (b)	3.243%	03/15/24	205,000	205,000
Ellucian (b)	0.000%	09/30/22	390,000	390,427
Envision Healthcare Corp. (b)	3.999%	12/01/23	389,025	392,915
Epicor Software Corp. (b)	4.749%	06/01/22	1,031,587	1,034,940
Fairmount Santrol, Inc. (b)	0.000%	09/05/19	350,000	343,585
Federal Mogul (b)	4.750%	04/15/21	395,000	394,169
First Data Corp. (b)	3.759%	03/24/21	350,122	353,186
Fitness International, LLC (b)	6.000%	07/01/20	481,529	488,150
Floor & Decor Outlets of America (b)	5.249%	09/30/24	299,250	301,120
Grifols Worldwide Operations USA, Inc. (b)	3.300%	01/24/25	680,000	681,924
Harbor Freight Tools USA (b)	4.137%	08/16/23	686,562	686,562
HBC Hardware Holdings, LLC (b) (c)	6.750%	03/30/20	570,375	558,968
HCA, Inc. (b)	3.520%	02/15/24	259,350	261,805
Ineos U.S. Finance, LLC (b)	0.000%	02/10/24	70,000	70,470
Kraton Polymers, LLC (b)	5.000%	01/06/22	253,044	255,837
Leslie's Poolmart, Inc. (b)	5.249%	08/09/23	686,550	690,240
Lightstone Generation, LLC, Class B (b)	0.000%	12/15/23	356,087	358,802
Lightstone Generation, LLC, Class C (b)	0.000%	12/15/23	33,913	34,172
Lineage Logistics, LLC (b)	4.500%	04/07/21	438,722	439,957
Lumileds (b)	0.000%	03/15/24	270,000	272,249
Mallinckrodt International Finance S.A. (b)	3.840%	09/24/24	95,000	95,059
MGM Growth Properties Operating Partnership, L.P. (b)	3.528%	04/25/23	390,151	392,590
Model Bank Debt (b)	0.000%	03/17/21	195,000	196,219
Nature's Bounty, Inc. (b)	5.000%	05/05/23	689,821	695,426
Numericables US, LLC (b)	5.289%	01/15/24	248,125	249,121
Peabody Energy Corp. (b)	0.000%	01/30/21	390,000	390,683
PetSmart, Inc. (b)	3.999%	03/11/22	494,962	473,926
Pharmaceutical Prod (Jag) (b)	4.250%	08/18/22	688,198	691,315
Protection One (b)	0.000%	05/02/22	390,000	394,467
Ranpack Cov-Lite (b)	8.250%	09/22/22	133,333	130,333
Revlon Consumer Products Corp. (b)	4.269%	07/21/23	686,550	687,600
Reynolds Group Holdings, Inc. (b)	4.250%	01/23/20	684,132	687,590
Sabre Global, Inc. (b)	0.000%	02/16/24	35,000	35,328
Scientific Games International, Inc. (b)	5.054%	10/01/21	273,832	277,661
Select Medical Corp. (b)	0.000%	02/13/24	330,000	333,713

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 7.4% (Continued)	Coupon	Maturity	Par Value	Value
Solera, LLC (b)	0.000%	03/03/23	$390,000	$392,465
Team Health Holdings, Inc. (b)	1.850%	01/12/24	590,000	586,681
Telesat Canada (b)	4.780%	11/17/23	477,603	482,379
TKC Holdings, Inc. (b)	4.750%	02/01/23	395,000	399,527
Tribune Media Co. (b)	3.769%	12/27/20	605,216	611,649
Univar USA, Inc., Series B (b)	3.800%	07/01/22	693,186	695,678
Warner Music (b)	3.750%	11/21/23	695,000	698,638
York Risk Services Holding Corp. (b) (c)	4.749%	10/01/21	977,500	955,814
Total Loan Participations (Cost $29,109,739)				$29,120,566

MILITARY HOUSING OBLIGATIONS - 1.9%	Coupon	Maturity	Par Value	Value
Atlantic Marine Corps Communities Military Housing, 144A (c)	5.433%	12/01/50	$713,329	$696,116
Capmark Military Housing Trust, Series 2007-AETC, Class Class A1 (c)	5.746%	02/10/52	1,915,446	1,872,233
Capmark Military Housing Trust, Series 2007-ROBS, Class Class A (c)	6.059%	10/10/52	480,599	482,324
Fort Benning Family Communities, LLC, 144A (c)	5.810%	01/15/51	1,050,000	976,721
GMAC Commercial Military Housing Trust, Series 2007-HCKM, Class A (b) (c) (g)	6.107%	08/10/52	1,122,092	1,136,917
HP Communities, LLC (c)	5.630%	09/15/34	650,000	694,395
Mid-Atlantic Military Co., 144A	5.300%	08/01/50	943,941	888,173
Northeast Housing, LLC (c) (g)	6.298%	10/15/49	725,000	726,012
Total Military Housing Obligations (Cost $7,759,321)				$7,472,891

MUNICIPAL OBLIGATIONS - 0.9%	Coupon	Maturity	Par Value	Value
American Municipal Power, Inc., Revenue	8.084%	02/15/50	$650,000	$1,002,131
Beverly Hills Unified School District Zero, GO	0.000%	08/01/37	645,000	279,046
Illinois State, GO	5.650%	12/01/38	1,310,000	1,385,403
San Mateo County, CA, Community College, GO	0.000%	09/01/34	1,350,000	715,622
Total Municipal Obligations (Cost $3,324,770)				$3,382,202

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.4%	Shares	Value
Bank of America Corp., 6.300%	1,300,000	$1,413,749
Bank of America Corp., 6.100%	700,000	741,650
Citigroup, Inc., 5.950%	250,000	260,315
Citigroup, Inc., 6.250%	1,195,000	1,289,106
Citigroup, Inc., 5.950%	140,000	146,125
Citigroup, Inc., 5.900%	500,000	521,250
JPMorgan Chase & Co., 6.000%	200,000	208,560
JPMorgan Chase & Co., 6.100%	250,000	264,188
Keycorp, 5.000%	500,000	495,000
Wells Fargo & Co., 5.875%	300,000	323,383
Total PREFERRED STOCKS (Cost $5,534,522)		$5,663,326

COMMON STOCKS - 0.0% (d)	Shares	Value
Energy - 0.0% (d)
Titan Energy, LLC (c) (e) (Cost $502,500)	3,370	$61,334

AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.5%	Shares	Value
Guggenheim Floating Rate Strategies Fund	175,770	$4,584,074
Guggenheim Strategy Fund I	208,476	5,222,314
Total Affiliated Registered Investment Companies (Cost $9,745,104)		$9,806,388

PURCHASED OPTION CONTRACTS - 0.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.1%
iShares 20+ Year Treasury Bond ETF (Cost $206,325)	06/16/17	$120 .00	1,179	$313,614

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.39% (f) (Cost $7,562,639)	7,562,639	$7,562,639

Total Investments at Value - 102.6% (Cost $405,413,763)		$403,980,252

Liabilities in Excess of Other Assets - (2.6%)		(10,438,316)

Net Assets - 100.0%		$392,831,296

(a)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2017.
(c)	Illiquid.
(d)	Percentage rounds to less than 0.1%.
(e)	Non-income producing security.
(f)	The rate shown is the 7-day effective yield as of March 31, 2017.
(g)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $2,861,917 at March 31, 2017, representing 0.7% of net assets (Note 1).

CV - Convertible Security.
Ltd. - Limited.
plc - Public Limited Company.
CDO - Collateralized Debt Obligation.
CLO - Collateralized Loan Obligation.
GO - General Obligation.
LLC - Limited Liability Corporation.
Re-REMIC - Re-securitization of Real Estate Mortgage Investment Conduit.
STRIPS - Separately Traded Registered Interest and Principal Securities.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedules of Investments.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
iShares 20+ Year Treasury Bond ETF	06/16/17	$123 .00	1,179	$159,165	$107,289

See accompanying notes to Schedules of Investments.

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2017 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 12.5%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	$3,060
2U, Inc. (a) (b)	325	12,890
A.H. Belo Corp. - Class A	90	554
Aaron's, Inc.	400	11,896
Abercrombie & Fitch Co. - Class A (b)	425	5,070
Acme United Corp.	300	8,430
Advance Auto Parts, Inc.	591	87,622
Amazon.com, Inc. (a)	3,129	2,773,983
AMC Entertainment Holdings, Inc. - Class A	107	3,365
AMC Networks, Inc. - Class A (a)	356	20,890
American Axle & Manufacturing Holdings, Inc. (a) (b)	550	10,329
American Eagle Outfitters, Inc. (b)	1,225	17,187
American Outdoor Brands Corp. (a) (b)	475	9,410
American Public Education, Inc. (a)	300	6,870
Aramark	1,675	61,757
Ascena Retail Group, Inc. (a) (b)	1,789	7,621
Ascent Capital Group, Inc. - Class A (a)	200	2,826
Autoliv, Inc. (b)	648	66,264
AutoNation, Inc. (a) (b)	525	22,202
AutoZone, Inc. (a)	206	148,948
Barnes & Noble Education, Inc. (a)	347	3,328
Barnes & Noble, Inc. (b)	550	5,088
BBX Capital Corp.	22	140
Beazer Homes USA, Inc. (a)	200	2,426
Bed Bath & Beyond, Inc.	1,125	44,393
Best Buy Co., Inc.	1,625	79,869
Big 5 Sporting Goods Corp. (b)	200	3,020
Big Lots, Inc. (b)	200	9,736
BJ's Restaurants, Inc. (a)	300	12,120
BMC Stock Holdings, Inc. (a)	475	10,735
BorgWarner, Inc. (b)	1,310	54,745
Boyd Gaming Corp. (a)	725	15,957
Bravo Brio Restaurant Group, Inc. (a)	1,000	5,100
Bridgepoint Education, Inc. (a) (b)	500	5,335
Bright Horizons Family Solutions, Inc. (a)	300	21,747

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Brinker International, Inc. (b)	175	$7,693
Brunswick Corp.	550	33,660
Buckle, Inc. (The) (b)	350	6,510
Buffalo Wild Wings, Inc. (a)	66	10,082
Burlington Stores, Inc. (a)	548	53,315
Cabela's, Inc. (a)	500	26,555
CalAtlantic Group, Inc. (b)	534	19,998
Caleres, Inc.	425	11,229
Callaway Golf Co. (b)	500	5,535
Capella Education Co.	100	8,503
Career Education Corp. (a)	500	4,350
CarMax, Inc. (a) (b)	1,380	81,724
Carnival Corp.	3,125	184,094
Carter's, Inc.	382	34,304
Cato Corp. (The) - Class A (b)	300	6,588
Cavco Industries, Inc. (a) (b)	100	11,640
CBS Corp. - Class B	2,833	196,497
Charter Communications, Inc. - Class A (a)	1,783	583,611
Cheesecake Factory, Inc. (The) (b)	300	19,008
Chico's FAS, Inc.	1,300	18,460
Children's Place, Inc. (The) (b)	132	15,847
Chipotle Mexican Grill, Inc. (a) (b)	137	61,036
Choice Hotels International, Inc.	450	28,170
Churchill Downs, Inc.	67	10,643
Cinemark Holdings, Inc. (b)	775	34,364
Citi Trends, Inc.	50	850
Clear Channel Outdoor Holdings, Inc. - Class A	1,000	6,050
Coach, Inc.	1,900	78,527
Collectors Universe, Inc.	110	2,871
Columbia Sportswear Co.	100	5,875
Comcast Corp. - Class A	35,938	1,350,908
Conn's, Inc. (a) (b)	500	4,375
Cooper Tire & Rubber Co.	425	18,849
Core-Mark Holding Co., Inc.	206	6,425
Cracker Barrel Old Country Store, Inc. (b)	191	30,417
Crocs, Inc. (a)	1,200	8,484

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
CSS Industries, Inc. (b)	50	$1,296
CST Brands, Inc.	379	18,226
D.R. Horton, Inc.	2,373	79,045
Dana, Inc.	900	17,379
Darden Restaurants, Inc.	975	81,578
Dave & Buster's Entertainment, Inc. (a)	300	18,327
Deckers Outdoor Corp. (a) (b)	325	19,412
DeVry Education Group, Inc. (b)	400	14,180
Dick's Sporting Goods, Inc.	527	25,644
Dillard's, Inc. - Class A (b)	347	18,127
Discovery Communications, Inc. - Series A (a) (b)	1,098	31,941
Discovery Communications, Inc. - Series C (a)	1,298	36,746
DISH Network Corp. - Class A (a) (b)	1,675	106,346
Dollar General Corp.	1,996	139,181
Dollar Tree, Inc. (a)	1,912	150,016
Domino's Pizza, Inc. (b)	279	51,420
Dorman Products, Inc. (a)	300	24,639
DSW, Inc. - Class A (b)	550	11,374
Dunkin' Brands Group, Inc.	600	32,808
E.W. Scripps Co. (The) - Class A (a) (b)	526	12,329
Eldorado Resorts, Inc. (a) (b)	528	9,992
Empire Resorts, Inc. (a) (b)	20	485
Entercom Communications Corp. - Class A (b)	250	3,575
Entravision Communication Corp. - Class A	100	620
Expedia, Inc.	757	95,511
Express, Inc. (a)	1,000	9,110
Famous Dave's of America, Inc. (a) (b)	200	770
Fiesta Restaurant Group, Inc. (a) (b)	300	7,260
Foot Locker, Inc.	1,025	76,680
Ford Motor Co.	30,185	351,353
Fossil Group, Inc. (a)	400	6,980
Fred's, Inc. - Class A (b)	700	9,170
Gaia, Inc. (a) (b)	600	5,970
GameStop Corp. - Class A (b)	550	12,403
Gannett Co., Inc.	1,050	8,799
Gap, Inc. (The) (b)	1,850	44,937

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
General Motors Co.	10,950	$387,192
Gentex Corp.	2,195	46,819
Gentherm, Inc. (a) (b)	375	14,719
Genuine Parts Co.	1,112	102,760
G-III Apparel Group Ltd. (a) (b)	275	6,020
Golden Entertainment, Inc. (b)	100	1,323
Goodyear Tire & Rubber Co. (The)	2,125	76,500
GoPro, Inc. - Class A (a) (b)	300	2,610
Grand Canyon Education, Inc. (a)	200	14,322
Gray Television, Inc. (a)	1,000	14,500
Green Brick Partners, Inc. (a) (b)	45	448
Group 1 Automotive, Inc.	223	16,520
Guess?, Inc. (b)	400	4,460
H&R Block, Inc. (b)	1,610	37,433
Hanesbrands, Inc. (b)	2,995	62,176
Harley-Davidson, Inc.	1,450	87,725
Hasbro, Inc.	800	79,855
Helen of Troy Ltd. (a)	219	20,630
Hibbett Sports, Inc. (a) (b)	200	5,900
Hilton Grand Vacations, Inc. (a)	105	3,009
Hilton Worldwide Holdings, Inc. (b)	350	20,461
Home Depot, Inc. (The)	8,942	1,312,953
Hooker Furniture Corp.	200	6,210
HSN, Inc.	118	4,378
Hyatt Hotels Corp. - Class A (a)	300	16,194
Iconix Brand Group, Inc. (a)	450	3,384
ILG, Inc.	541	11,339
International Speedway Corp. - Class A	237	8,757
Interpublic Group of Cos., Inc. (The)	2,722	66,880
iRobot Corp. (a) (b)	300	19,842
J. C. Penney Co., Inc. (a) (b)	2,192	13,503
Jack in the Box, Inc.	236	24,006
John Wiley & Sons, Inc. - Class A	200	10,760
K12, Inc. (a)	300	5,745
Kate Spade & Co. (a)	700	16,261
KB Home (b)	375	7,455

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Kohl's Corp. (b)	1,075	$42,796
L Brands, Inc.	1,784	84,026
Lands' End, Inc. (a) (b)	278	5,963
Las Vegas Sands Corp.	3,027	172,751
La-Z-Boy, Inc.	425	11,475
LCI Industries (b)	154	15,369
Lear Corp.	500	70,790
Leggett & Platt, Inc.	910	45,791
Lennar Corp. - Class A	1,250	63,988
Libbey, Inc.	250	3,645
Liberty Braves Group - Series A (a) (b)	360	8,618
Liberty Braves Group - Series C (a)	255	6,031
Liberty Broadband Corp. - Series A (a)	1,525	129,762
Liberty Broadband Corp. - Series C (a)	638	55,123
Liberty Expedia Holdings, Inc. - Series A (a)	381	17,328
Liberty Formula One Group - Series A (a) (b)	600	19,620
Liberty Formula One Group - Series C (a) (b)	638	21,788
Liberty Interactive Corp. QVC Group - Series A (a)	2,725	54,555
Liberty SiriusXM Group - Series A (a)	2,727	106,135
Liberty SiriusXM Group - Series C (a)	2,554	99,044
Liberty TripAdvisor Holdings, Inc. - Series A (a)	790	11,139
Liberty Ventures - Series A (a)	571	25,398
Lions Gate Entertainment Corp. - Class A (b)	625	16,600
Lions Gate Entertainment Corp. - Class B (a)	1,033	25,185
Lithia Motors, Inc. - Class A	134	11,477
Live Nation Entertainment, Inc. (a)	1,137	34,531
LKQ Corp. (a)	2,100	61,467
Loral Space & Communications, Inc. (a)	300	11,820
Lowe's Cos., Inc.	6,828	561,329
Lumber Liquidators Holdings, Inc. (a) (b)	241	5,059
Macy's, Inc. (b)	2,223	65,890
Madison Square Garden Co. (The) - Class A (a)	193	38,544
Marcus Corp. (The)	100	3,210
Marine Products Corp. (b)	700	7,609
Marriott International, Inc. - Class A	2,604	245,245
Marriott Vacations Worldwide Corp.	155	15,489

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Mattel, Inc. (b)	2,255	$57,751
Matthews International Corp. - Class A	100	6,765
McDonald's Corp.	6,552	849,205
MDC Holdings, Inc. (b)	284	8,534
Meredith Corp.	300	19,380
Meritage Homes Corp. (a)	200	7,360
MGM Resorts International	3,600	98,640
Mohawk Industries, Inc. (a)	492	112,909
Monro Muffler Brake, Inc.	325	16,933
Motorcar Parts of America, Inc. (a) (b)	300	9,219
Movado Group, Inc. (b)	300	7,485
MSG Networks, Inc. - Class A (a)	581	13,566
Murphy USA, Inc. (a) (b)	296	21,732
National CineMedia, Inc.	500	6,315
Nautilus, Inc. (a) (b)	50	913
Netflix, Inc. (a)	2,985	441,213
New Media Investment Group, Inc. (b)	301	4,277
New York Times Co. (The) - Class A	1,050	15,120
Newell Brands, Inc.	3,715	175,236
News Corp. - Class A	2,853	37,089
Nexstar Media Group, Inc.	399	27,990
NIKE, Inc. - Class B	9,749	543,311
Nordstrom, Inc.	1,000	46,570
Norwegian Cruise Line Holdings Ltd. (a)	325	16,487
Nutrisystem, Inc.	300	16,650
NVR, Inc. (a)	40	84,275
Office Depot, Inc.	3,450	16,094
Omnicom Group, Inc.	1,831	157,851
O'Reilly Automotive, Inc. (a) (b)	750	202,379
Orleans Homebuilders, Inc. (a) (c)	650	0
Overstock.com, Inc. (a)	300	5,160
Oxford Industries, Inc. (b)	50	2,863
Panera Bread Co. - Class A (a) (b)	100	26,187
Papa John's International, Inc. (b)	173	13,847
Park Hotels & Resorts, Inc. (b)	227	5,827
Penske Automotive Group, Inc.	350	16,384

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Perry Ellis International, Inc. (a)	100	$2,148
Pinnacle Entertainment, Inc. (a) (b)	425	8,296
Polaris Industries, Inc. (b)	440	36,872
Pool Corp.	313	37,350
Priceline Group, Inc. (The) (a)	408	726,228
PulteGroup, Inc.	2,340	55,107
PVH Corp.	643	66,531
Ralph Lauren Corp. (b)	406	33,138
RCI Hospitality Holdings, Inc.	300	5,196
Regal Entertainment Group - Class A (b)	575	12,984
Regis Corp. (a)	200	2,344
Restaurant Brands International, Inc. (b)	4,603	256,571
RH (a) (b)	116	5,366
Rocky Brands, Inc.	100	1,155
Ross Stores, Inc.	2,875	189,375
Royal Caribbean Cruises Ltd.	1,087	106,646
Salem Media Group, Inc.	100	745
Sally Beauty Holdings, Inc. (a) (b)	700	14,308
Scholastic Corp.	325	13,835
Scripps Networks Interactive, Inc. - Class A	626	49,060
Sears Holdings Corp. (a) (b)	625	7,181
SeaWorld Entertainment, Inc.	325	5,938
Select Comfort Corp. (a) (b)	188	4,661
Sequential Brands Group, Inc. (a) (b)	223	867
Service Corp. International	1,250	38,600
ServiceMaster Global Holdings, Inc. (a)	975	40,705
Shoe Carnival, Inc. (b)	600	14,742
Shutterfly, Inc. (a)	100	4,829
Signet Jewelers Ltd. (b)	620	42,947
Sinclair Broadcast Group, Inc. - Class A (b)	425	17,213
Sirius XM Holdings, Inc. (b)	13,700	70,555
Six Flags Entertainment Corp.	600	35,694
Skechers U.S.A., Inc. - Class A (a)	750	20,588
Sonic Automotive, Inc. - Class A	300	6,015
Sonic Corp. (b)	350	8,876
Sotheby's (a)	428	19,465

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Spartan Motors, Inc.	75	$600
Speedway Motorsports, Inc.	400	7,536
Standard Motor Products, Inc.	300	14,742
Staples, Inc.	5,675	49,770
Starbucks Corp.	10,873	634,874
Steven Madden Ltd. (a)	300	11,565
Superior Industries International, Inc.	150	3,803
Systemax, Inc. (b)	600	6,654
Tailored Brands, Inc. (b)	475	7,097
Target Corp.	4,411	243,442
TEGNA, Inc.	1,725	44,195
Tempur Sealy International, Inc. (a) (b)	298	13,845
Tenneco, Inc. (b)	450	28,089
Tesla, Inc. (a) (b)	861	239,616
Texas Roadhouse, Inc. (b)	475	21,152
Thomson Reuters Corp.	2,325	100,510
Thor Industries, Inc.	381	36,626
Tiffany & Co.	735	70,046
Time Warner, Inc.	5,994	585,673
Time, Inc.	654	12,655
TJX Cos., Inc. (The)	4,789	378,713
Toll Brothers, Inc. (a)	1,050	37,916
Tractor Supply Co.	1,061	73,177
TRI Pointe Group, Inc. (a) (b)	1,100	13,794
TripAdvisor, Inc. (a) (b)	634	27,363
Tuesday Morning Corp. (a) (b)	200	750
Tupperware Brands Corp. (b)	300	18,816
Twenty-First Century Fox, Inc. - Class A	7,363	238,488
Ulta Beauty, Inc. (a)	469	133,773
Under Armour, Inc. - Class A (a) (b)	2,725	53,901
Under Armour, Inc. - Class C (a) (b)	1,611	29,481
Universal Electronics, Inc. (a)	200	13,700
Urban Outfitters, Inc. (a) (b)	800	19,008
Vail Resorts, Inc.	290	55,651
Value Line, Inc.	200	3,442
VF Corp.	2,675	147,045

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.5% (Continued)
Viacom, Inc. - Class B	2,482	$115,711
Vista Outdoor, Inc. (a)	400	8,236
Visteon Corp. (a)	261	25,565
Vitamin Shoppe, Inc. (a) (b)	300	6,045
Walt Disney Co. (The)	11,548	1,309,427
Wayfair, Inc. - Class A (a) (b)	300	12,147
Weight Watchers International, Inc. (a) (b)	296	4,609
Wendy's Co. (The)	1,925	26,199
Whirlpool Corp. (b)	604	103,483
Williams-Sonoma, Inc. (b)	500	26,810
Winnebago Industries, Inc.	175	5,119
Wolverine World Wide, Inc.	725	18,103
World Wrestling Entertainment, Inc. - Class A (b)	600	13,332
Wyndham Worldwide Corp. (b)	720	60,689
Wynn Resorts Ltd. (b)	721	82,634
Yum China Holdings, Inc. (a)	189	5,141
Yum! Brands, Inc.	2,889	184,607
Zumiez, Inc. (a)	300	5,490
		23,227,731
Consumer Staples - 8.6%
Alico, Inc. (b)	200	5,280
Altria Group, Inc.	15,325	1,094,512
Andersons, Inc. (The)	75	2,843
Archer-Daniels-Midland Co.	3,986	183,515
Avon Products, Inc. (a)	2,600	11,440
B&G Foods, Inc. (b)	550	22,138
Blue Buffalo Pet Products, Inc (a) (b)	725	16,675
Boston Beer Co., Inc. (The) - Class A (a) (b)	100	14,465
Brown-Forman Corp. - Class B	1,856	85,710
Bunge Ltd.	1,050	83,223
Cal-Maine Foods, Inc. (b)	18	662
Campbell Soup Co.	1,650	94,446
Casey's General Stores, Inc. (b)	287	32,216
Church & Dwight Co., Inc.	1,906	95,052
Clorox Co. (The)	850	114,606
Coca-Cola Co. (The)	30,565	1,297,179

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Staples - 8.6% (Continued)
Coca-Cola European Partners plc	2,095	$78,961
Colgate-Palmolive Co.	6,986	511,305
Conagra Brands, Inc.	3,173	127,999
Constellation Brands, Inc. - Class A	1,362	220,739
Costco Wholesale Corp.	3,449	578,363
Coty, Inc. - Class A (b)	3,975	72,067
CVS Health Corp.	8,414	660,498
Darling Ingredients, Inc. (a)	975	14,157
Dean Foods Co. (b)	567	11,147
Dr Pepper Snapple Group, Inc.	1,397	136,794
e.l.f. Beauty, Inc. (a) (b)	300	8,640
Edgewell Personal Care Co. (a)	446	32,620
Energizer Holdings, Inc.	592	33,004
Estée Lauder Cos., Inc. (The) - Class A	1,581	134,052
Flowers Foods, Inc. (b)	1,580	30,668
Fresh Del Monte Produce, Inc.	100	5,923
General Mills, Inc.	4,275	252,268
Hain Celestial Group, Inc. (The) (a)	600	22,320
Herbalife Ltd. (a) (b)	650	37,791
Hershey Co. (The)	1,250	136,563
Hormel Foods Corp.	2,175	75,320
HRG Group, Inc. (a)	1,350	26,082
Ingles Markets, Inc. - Class A	150	6,473
Ingredion, Inc.	541	65,153
Inter Parfums, Inc.	300	10,965
J & J Snack Foods Corp.	70	9,489
J.M. Smucker Co. (The)	852	111,680
Kellogg Co.	1,903	138,177
Kimberly-Clark Corp.	2,531	333,156
Kraft Heinz Co. (The)	4,831	438,703
Kroger Co. (The)	6,850	202,007
Lamb Weston Holdings, Inc.	1,157	48,663
Lancaster Colony Corp.	112	14,430
Mannatech, Inc.	70	1,141
McCormick & Co., Inc.	777	75,796
Mead Johnson Nutrition Co.	1,224	109,034

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Staples - 8.6% (Continued)
MGP Ingredients, Inc. (b)	200	$10,846
Molson Coors Brewing Co. - Class B	1,163	111,311
Mondelēz International, Inc. - Class A	12,321	530,789
Monster Beverage Corp. (a)	2,996	138,325
Nu Skin Enterprises, Inc. - Class A (b)	325	18,051
PepsiCo, Inc.	11,315	1,265,696
Philip Morris International, Inc.	11,519	1,300,494
Pilgrim's Pride Corp. (b)	650	14,628
Pinnacle Foods, Inc.	875	50,636
Post Holdings, Inc. (a)	438	38,334
PriceSmart, Inc. (b)	215	19,823
Procter & Gamble Co. (The)	21,225	1,907,066
Reynolds American, Inc.	6,925	436,414
Rite Aid Corp. (a) (b)	8,525	36,231
Rocky Mountain Chocolate Factory, Inc.	70	790
Sanderson Farms, Inc. (b)	143	14,849
Snyder's-Lance, Inc. (b)	710	28,620
SpartanNash Co.	400	13,996
Sprouts Farmers Market, Inc. (a) (b)	300	6,936
SUPERVALU, Inc. (a)	2,050	7,913
Sysco Corp.	4,300	223,256
Tootsie Roll Industries, Inc. (b)	28	1,039
TreeHouse Foods, Inc. (a) (b)	385	32,594
Tyson Foods, Inc. - Class A	1,911	117,928
United Natural Foods, Inc. (a) (b)	450	19,454
US Foods Holding Corp. (a)	475	13,291
USANA Health Sciences, Inc. (a)	118	6,797
Vector Group Ltd. (b)	812	16,890
Walgreen Boots Alliance, Inc.	7,444	618,223
Wal-Mart Stores, Inc.	12,204	879,663
WD-40 Co. (b)	45	4,903
WhiteWave Foods Co. (The) (a)	821	46,099
Whole Foods Market, Inc. (b)	2,725	80,987
		15,938,982
Energy - 6.2%
Alon USA Energy, Inc.	250	3,048

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Energy - 6.2% (Continued)
Anadarko Petroleum Corp.	4,189	$259,718
Antero Resources Corp. (a)	800	18,248
Apache Corp. (b)	2,913	149,699
Arch Coal, Inc. - Class A (a)	163	11,237
Archrock, Inc.	812	10,069
Atwood Oceanics, Inc. (b)	600	5,718
Baker Hughes, Inc.	3,095	185,142
Bill Barrett Corp. (a)	400	1,820
BP Prudhoe Bay Royalty Trust	300	6,030
Bristow Group, Inc.	200	3,042
Cabot Oil & Gas Corp.	3,325	79,501
California Resources Corp. (a) (b)	472	7,099
Callon Petroleum Co. (a)	1,500	19,740
CARBO Ceramics, Inc. (a) (b)	150	1,956
Carrizo Oil & Gas, Inc. (a) (b)	400	11,464
Cheniere Energy, Inc. (a) (b)	1,925	90,995
Chesapeake Energy Corp. (a) (b)	6,875	40,838
Chevron Corp.	14,813	1,590,471
Cimarex Energy Co.	696	83,165
Clayton Williams Energy, Inc. (a)	113	14,925
Concho Resources, Inc. (a)	928	119,100
ConocoPhillips	9,767	487,079
CONSOL Energy, Inc. (a) (b)	1,650	27,687
Continental Resources, Inc. (a) (b)	830	37,699
Cross Timbers Royalty Trust	200	2,930
Dawson Geophysical Co. (a)	78	434
Delek US Holdings, Inc. (b)	175	4,247
Devon Energy Corp.	4,066	169,634
Diamond Offshore Drilling, Inc. (a) (b)	850	14,204
Diamondback Energy, Inc. (a) (b)	535	55,488
Dril-Quip, Inc. (a) (b)	145	7,910
Enbridge Energy Management, LLC (a)	883	16,265
Enbridge, Inc. (b)	5,353	223,970
Energen Corp. (a)	490	26,676
EnLink Midstream, LLC (b)	1,550	30,070
EOG Resources, Inc.	4,171	406,880

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Energy - 6.2% (Continued)
EQT Corp.	1,260	$76,986
Era Group, Inc. (a)	300	3,978
Exterran Corp. (a)	406	12,769
Exxon Mobil Corp.	32,539	2,668,522
Fairmount Santrol Holdings, Inc. (a) (b)	1,250	9,163
Forum Energy Technologies, Inc. (a) (b)	300	6,210
Geospace Technologies Corp. (a)	226	3,668
Green Plains, Inc. (b)	300	7,425
Gulf Island Fabrication, Inc.	381	4,401
Gulfport Energy Corp. (a)	900	15,471
Halliburton Co.	6,231	306,627
Helix Energy Solutions Group, Inc. (a)	1,000	7,770
Helmerich & Payne, Inc. (b)	550	36,614
Hess Corp. (b)	2,324	112,040
HollyFrontier Corp. (b)	1,158	32,818
Hornbeck Offshore Services, Inc. (a) (b)	500	2,215
Key Energy Services, Inc. (a) (b)	925	21,479
Kinder Morgan, Inc.	15,635	339,904
Laredo Petroleum, Inc. (a)	800	11,680
Marathon Oil Corp.	6,297	99,493
Marathon Petroleum Corp.	4,306	217,625
Matador Resources Co. (a) (b)	375	8,921
Matrix Service Co. (a)	450	7,425
McDermott International, Inc. (a) (b)	1,575	10,631
Murphy Oil Corp.	1,025	29,305
Nabors Industries Ltd. (b)	1,975	25,813
National Oilwell Varco, Inc. (b)	2,961	118,705
Newfield Exploration Co. (a)	1,525	56,288
Newpark Resources, Inc. (a) (b)	875	7,088
Noble Energy, Inc.	2,512	86,262
Oasis Petroleum, Inc. (a)	1,375	19,608
Occidental Petroleum Corp.	6,000	380,159
Oceaneering International, Inc.	500	13,540
Oil States International, Inc. (a)	200	6,630
ONEOK, Inc.	1,525	84,546
Pacific Ethanol, Inc. (a)	1	7

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Energy - 6.2% (Continued)
Parsley Energy, Inc. - Class A (a)	1,425	$46,327
Patterson-UTI Energy, Inc.	1,100	26,697
PBF Energy, Inc. - Class A (b)	625	13,856
PDC Energy, Inc. (a)	375	23,381
Phillips 66	3,474	275,210
Pioneer Energy Services Corp. (a)	675	2,700
Pioneer Natural Resources Co.	1,321	246,010
QEP Resources, Inc. (a)	1,750	22,243
Range Resources Corp. (b)	1,339	38,965
Renewable Energy Group, Inc. (a) (b)	109	1,139
Rice Energy, Inc. (a) (b)	1,425	33,773
Rowan Cos. plc - Class A (a) (b)	900	14,022
RPC, Inc. (b)	587	10,748
RSP Permian, Inc. (a)	600	24,858
Sanchez Energy Corp. (a) (b)	325	3,101
Schlumberger Ltd.	10,096	788,497
SemGroup Corp. - Class A	450	16,200
Ship Finance International Ltd. (b)	1,000	14,700
SM Energy Co. (b)	450	10,809
Southwestern Energy Co. (a) (b)	3,325	27,165
SRC Energy, Inc. (a) (b)	1,175	9,917
Superior Energy Services, Inc. (b)	1,131	16,128
Targa Resources Corp.	1,255	75,175
TechnipFMC plc (a)	1,606	52,194
Teekay Corp. (b)	775	7,091
Tesoro Corp.	944	76,521
TETRA Technologies, Inc. (a)	850	3,460
Trico Marine Services, Inc. (a) (c)	1,600	0
Unit Corp. (a) (b)	500	12,080
Valero Energy Corp.	3,514	232,943
Western Refining, Inc.	540	18,938
Westmoreland Coal Co. (a)	300	4,356
Whiting Petroleum Corp. (a)	1,922	18,182
Williams Cos., Inc. (The)	5,250	155,348
World Fuel Services Corp.	475	17,219

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Energy - 6.2% (Continued)
WPX Energy, Inc.	2,675	$35,818
		11,451,755
Financials - 15.0%
Actua Corp. (a)	100	1,405
Affiliated Managers Group, Inc.	428	70,166
Aflac, Inc.	3,100	224,502
AGNC Investment Corp. (b)	2,500	49,725
Alleghany Corp. (a)	127	78,062
Allstate Corp. (The)	2,775	226,135
Ally Financial, Inc.	4,200	85,386
Altisource Residential Corp. (b)	33	503
American Equity Investment Life Holding Co.	625	14,769
American Express Co.	6,028	476,875
American Financial Group, Inc.	546	52,099
American International Group, Inc.	7,550	471,346
American National Insurance Co.	181	21,363
Ameriprise Financial, Inc.	1,135	147,187
Ameris Bancorp	300	13,830
AmTrust Financial Services, Inc. (b)	664	12,257
Annaly Capital Management, Inc. (b)	6,939	77,091
Anworth Mortgage Asset Corp.	1,500	8,325
Apollo Commercial Real Estate Finance, Inc. (b)	600	11,286
Apollo Investment Corp.	2,675	17,548
Arbor Realty Trust, Inc.	200	1,676
Arch Capital Group Ltd. (a)	619	58,663
Ares Capital Corp.	3,655	63,524
Argo Group International Holdings Ltd.	63	4,271
Arlington Asset Investment Corp. - Class A (b)	4	57
Arthur J. Gallagher & Co.	1,225	69,262
Artisan Partners Asset Management, Inc. - Class A	300	8,280
Ashford, Inc. (a)	6	337
Aspen Insurance Holdings Ltd.	350	18,218
Associated Banc-Corp	1,200	29,280
Assurant, Inc.	444	42,477
Assured Guaranty Ltd.	1,075	39,893
Astoria Financial Corp.	700	14,357

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Axis Capital Holdings Ltd.	475	$31,839
Bancorp, Inc. (The) (a) (b)	50	255
BancorpSouth, Inc.	675	20,419
Bank of America Corp.	80,148	1,890,690
Bank of Hawaii Corp.	303	24,955
Bank of New York Mellon Corp. (The)	8,513	402,068
Bank of the Ozarks, Inc.	765	39,788
BankFinancial Corp.	700	10,164
BankUnited, Inc.	825	30,781
Banner Corp.	300	16,692
BB&T Corp.	6,440	287,867
Beneficial Bancorp, Inc.	549	8,784
Berkley (W.R.) Corp.	687	48,523
Berkshire Hathaway, Inc. - Class B (a)	15,706	2,617,876
Berkshire Hills Bancorp, Inc.	300	10,815
BGC Partners, Inc. - Class A	2,300	26,128
BlackRock, Inc.	1,042	399,617
Blackstone Mortgage Trust, Inc. - Class A	900	27,864
BNC Bancorp	400	14,020
BofI Holding, Inc. (a) (b)	672	17,559
BOK Financial Corp. (b)	169	13,228
Boston Private Financial Holdings, Inc.	1,000	16,400
Bridge Bancorp, Inc. (b)	300	10,500
Brixmor Property Group, Inc.	2,575	55,259
Brookline Bancorp, Inc.	500	7,825
Brown & Brown, Inc.	900	37,548
Camden National Corp.	150	6,606
Capital Bank Financial Corp. - Class A	30	1,302
Capital City Bank Group, Inc.	350	7,487
Capital One Financial Corp.	3,584	310,589
Capitol Federal Financial, Inc.	1,000	14,630
Capstead Mortgage Corp. (b)	700	7,378
Cardinal Financial Corp.	100	2,994
Cathay General Bancorp	463	17,446
CBOE Holdings, Inc.	590	47,831
Central Pacific Financial Corp.	300	9,162

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Charles Schwab Corp. (The)	8,889	$362,760
Charter Financial Corp.	498	9,796
Chemical Financial Corp.	500	25,575
Chimera Investment Corp.	1,455	29,362
Chubb Ltd.	1,487	202,604
Cincinnati Financial Corp.	1,135	82,026
CIT Group, Inc.	1,350	57,956
Citigroup, Inc.	22,615	1,352,828
Citizens Financial Group, Inc.	3,675	126,971
CME Group, Inc.	2,238	265,874
CNA Financial Corp.	300	13,251
CNO Financial Group, Inc.	1,100	22,550
CoBiz Financial, Inc.	750	12,600
Cohen & Steers, Inc. (b)	50	1,999
Columbia Banking System, Inc.	276	10,761
Comerica, Inc.	1,083	74,272
Commerce Bancshares, Inc.	688	38,638
Community Bank System, Inc. (b)	200	10,996
Community Trust Bancorp, Inc.	110	5,033
Crawford & Co. - Class B	200	2,006
Credit Acceptance Corp. (a) (b)	112	22,334
Cullen/Frost Bankers, Inc.	432	38,435
CVB Financial Corp. (b)	1,000	22,090
CYS Investments, Inc. (b)	1,575	12,521
Discover Financial Services	3,075	210,299
Donegal Group, Inc. - Class A	1,100	19,382
Donnelley Financial Solutions, Inc. (a)	159	3,067
Drive Shack, Inc.	695	2,884
E*TRADE Financial Corp. (a)	2,078	72,501
Eagle Bancorp, Inc. (a)	300	17,910
East West Bancorp, Inc.	1,025	52,900
Eaton Vance Corp.	850	38,216
Education Realty Trust, Inc.	633	25,858
eHealth, Inc. (a)	175	2,107
Ellington Financial, LLC	425	6,728
Employers Holdings, Inc.	75	2,846

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Encore Capital Group, Inc. (a) (b)	200	$6,160
Enova International, Inc. (a)	297	4,410
Enstar Group Ltd. (a)	120	22,956
Enterprise Financial Services Corp.	50	2,120
Erie Indemnity Co. - Class A	174	21,350
Evercore Partners, Inc. - Class A	350	27,265
Everest Re Group Ltd.	226	52,841
EZCORP, Inc. - Class A (a)	1,000	8,150
F.N.B. Corp.	2,460	36,580
FBL Financial Group, Inc. - Class A	300	19,635
Federal Home Loan Mortgage Corp. (a)	5,800	14,384
Federal National Mortgage Association (a)	10,325	26,845
Federated Investors, Inc. - Class B (b)	700	18,438
Federated National Holding Co.	200	3,486
Fifth Street Finance Corp. (b)	1,750	8,085
Fifth Third Bancorp	5,776	146,710
Financial Engines, Inc. (b)	225	9,799
Financial Institutions, Inc.	1,200	39,540
First American Financial Corp.	527	20,701
First BanCorp. (Puerto Rico) (a)	2,516	14,215
First Bancorp/NC	300	8,787
First Busey Corp.	325	9,555
First Citizens BancShares, Inc. - Class A	50	16,769
First Commonwealth Financial Corp.	800	10,608
First Community Bancshares, Inc.	425	10,612
First Data Corp. - Class A (a)	1,825	28,288
First Financial Bancorp	575	15,784
First Financial Bankshares, Inc. (b)	300	12,030
First Financial Corp.	100	4,750
First Hawaiian, Inc.	300	8,976
First Horizon National Corp.	1,583	29,286
First Interstate BancSystem, Inc. - Class A	300	11,895
First Merchants Corp.	425	16,711
First Midwest Bancorp, Inc.	800	18,944
First Republic Bank	1,013	95,030
FirstCash, Inc.	221	10,862

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
FNF Group	2,259	$87,965
Four Corners Property Trust, Inc.	444	10,137
Franklin Resources, Inc.	2,921	123,091
FS Investment Corp. (b)	2,700	26,460
Fulton Financial Corp.	1,250	22,313
Glacier Bancorp, Inc. (b)	550	18,662
Goldman Sachs Group, Inc. (The)	2,988	686,402
Golub Capital BDC, Inc.	475	9,443
Great Western Bancorp, Inc.	300	12,723
Green Dot Corp. - Class A (a)	550	18,348
Greenhill & Co., Inc. (b)	300	8,790
Guaranty Bancorp	200	4,870
Hallmark Financial Services, Inc. (a)	100	1,105
Hancock Holding Co.	500	22,775
Hanmi Financial Corp.	369	11,347
Hanover Insurance Group, Inc. (The)	300	27,018
Hartford Financial Services Group, Inc. (The)	2,675	128,587
Healthcare Trust of America, Inc. - Class A	1,025	32,247
Heartland Financial USA, Inc.	300	14,985
Hercules Capital, Inc.	775	11,726
Heritage Commerce Corp. (b)	50	705
HFF, Inc. - Class A	375	10,376
Hilltop Holdings, Inc.	550	15,109
Home BancShares, Inc.	1,250	33,838
HomeStreet, Inc. (a)	300	8,385
Hope Bancorp, Inc.	1,092	20,934
Horace Mann Educators Corp.	375	15,394
Huntington Bancshares, Inc.	7,772	104,067
IBERIABANK Corp.	375	29,663
IHS Markit Ltd. (a)	2,468	103,533
Impac Mortgage Holdings, Inc. (a) (b)	85	1,059
Independent Bank Corp. (b)	300	19,500
Interactive Brokers Group, Inc. - Class A (b)	500	17,360
Intercontinental Exchange, Inc.	4,700	281,389
International Bancshares Corp.	400	14,160
INTL FCStone, Inc. (a)	500	18,980

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Invesco Ltd.	3,400	$104,142
Invesco Mortgage Capital, Inc.	1,000	15,420
Investment Technology Group, Inc.	1,000	20,250
Investors Bancorp, Inc. (b)	1,325	19,054
Janus Capital Group, Inc.	1,425	18,810
JPMorgan Chase & Co.	28,079	2,466,458
Kearny Financial Corp.	828	12,461
Kemper Corp.	300	11,970
KeyCorp	8,201	145,814
Lakeland Financial Corp.	300	12,936
LegacyTexas Financial Group, Inc. (b)	375	14,963
Legg Mason, Inc.	750	27,083
LendingTree, Inc. (a)	90	11,282
Leucadia National Corp.	2,732	71,032
Lincoln National Corp.	1,600	104,720
Loews Corp.	2,325	108,740
LPL Financial Holdings, Inc.	200	7,966
M&T Bank Corp.	1,067	165,096
Maiden Holdings Ltd.	675	9,450
Main Street Capital Corp.	475	18,178
MainSource Financial Group, Inc.	300	9,879
Markel Corp. (a)	138	134,669
MarketAxess Holdings, Inc.	250	46,873
Marsh & McLennan Cos., Inc.	3,995	295,191
MB Financial, Inc.	540	23,123
MBIA, Inc. (a) (b)	925	7,835
Mercury General Corp. (b)	300	18,297
Meta Financial Group, Inc.	100	8,850
MetLife, Inc.	7,321	386,694
MFA Financial, Inc.	2,250	18,180
MGIC Investment Corp. (a)	1,500	15,195
Moody's Corp.	1,359	152,262
Morgan Stanley	12,225	523,718
Morningstar, Inc.	207	16,270
MSCI, Inc.	641	62,299
MTGE Investment Corp.	575	9,631

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Nasdaq, Inc.	1,025	$71,186
National General Holdings Corp.	525	12,474
Navient Corp.	2,050	30,258
Navigators Group, Inc. (The)	200	10,860
NBT Bancorp, Inc. (b)	200	7,414
Nelnet, Inc. - Class A	325	14,255
New Mountain Finance Corp.	650	9,685
New Residential Investment Corp.	1,400	23,772
New York Community Bancorp, Inc.	3,662	51,158
New York REIT, Inc. (b)	2,000	19,380
Northern Trust Corp.	1,875	162,338
Northwest Bancshares, Inc. (b)	875	14,735
Oaktree Capital Group, LLC	1,100	49,830
OFG Bancorp (b)	432	5,098
Old National Bancorp	950	16,483
Old Republic International Corp.	2,161	44,257
Old Second Bancorp, Inc.	400	4,500
OneBeacon Insurance Group Ltd. - Class A	600	9,600
OneMain Holdings, Inc. (a) (b)	300	7,455
Oritani Financial Corp.	400	6,800
Pacific Premier Bancorp, Inc. (a)	300	11,565
PacWest Bancorp	817	43,513
Park National Corp.	87	9,152
PennyMac Mortgage Investment Trust	775	13,756
People's United Financial, Inc. (b)	2,322	42,260
PHH Corp. (a)	573	7,294
Physicians Realty Trust	900	17,883
Pinnacle Financial Partners, Inc.	350	23,258
PNC Financial Services Group, Inc. (The)	3,838	461,480
Popular, Inc.	782	31,851
PRA Group, Inc. (a) (b)	300	9,945
Preferred Bank	200	10,732
Primerica, Inc.	300	24,660
Principal Financial Group, Inc. (b)	2,150	135,687
PrivateBancorp, Inc.	697	41,381
ProAssurance Corp.	230	13,858

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Progressive Corp. (The)	4,175	$163,577
Prospect Capital Corp. (b)	3,375	30,510
Prosperity Bancshares, Inc.	500	34,855
Provident Financial Services, Inc.	600	15,510
Prudential Financial, Inc.	3,377	360,258
Pzena Investment Management, Inc. - Class A	2,077	20,438
Radian Group, Inc.	1,445	25,952
Raymond James Financial, Inc.	925	70,541
Redwood Trust, Inc. (b)	450	7,475
Regions Financial Corp.	9,081	131,947
Reinsurance Group of America, Inc.	454	57,649
RenaissanceRe Holdings Ltd.	290	41,949
Renasant Corp.	400	15,876
Republic Bancorp, Inc. - Class A	315	10,833
Resource Capital Corp.	50	489
RLI Corp.	425	25,509
S&P Global, Inc.	1,882	246,053
S&T Bancorp, Inc.	350	12,110
Sandy Spring Bancorp, Inc. (b)	300	12,297
Seacoast Banking Corp. of Florida (a)	150	3,597
SEI Investments Co.	975	49,179
Selective Insurance Group, Inc.	300	14,145
ServisFirst Bancshares, Inc. (b)	400	14,552
Signature Bank (a)	387	57,427
Simmons First National Corp. - Class A	200	11,030
SLM Corp. (a)	2,500	30,250
Solar Capital Ltd.	500	11,305
South State Corp.	180	16,083
Southside Bancshares, Inc.	331	11,103
Southwest Bancorp, Inc.	50	1,308
Starwood Property Trust, Inc.	1,825	41,209
State Auto Financial Corp. (b)	400	10,980
State Street Corp.	2,866	228,162
Sterling Bancorp	1,113	26,378
Stewart Information Services Corp.	300	13,254
Stifel Financial Corp. (a)	340	17,065

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Stock Yards Bancorp, Inc.	300	$12,195
Suffolk Bancorp	50	2,021
Sun Bancorp, Inc.	164	4,002
SunTrust Banks, Inc.	3,330	184,148
SVB Financial Group (a)	367	68,295
Synchrony Financial	6,125	210,088
Synovus Financial Corp.	947	38,846
T. Rowe Price Group, Inc.	1,890	128,804
TCF Financial Corp.	1,500	25,530
TD Ameritrade Holding Corp.	2,353	91,438
Texas Capital Bancshares, Inc. (a)	384	32,045
TFS Financial Corp.	525	8,726
Tompkins Financial Corp. (b)	105	8,458
Torchmark Corp.	900	69,336
TowneBank (b)	553	17,917
Travelers Cos., Inc. (The)	2,231	268,925
Triangle Capital Corp. (b)	350	6,682
TriCo Bancshares	109	3,873
TrustCo Bank Corp.	1,208	9,483
Trustmark Corp.	425	13,511
Two Harbors Investment Corp.	2,425	23,256
U.S. Bancorp	12,834	660,950
UMB Financial Corp.	243	18,300
Umpqua Holdings Corp.	1,500	26,610
Union Bankshares Corp.	275	9,675
United Bankshares, Inc. (b)	482	20,365
United Community Banks, Inc.	474	13,125
United Community Financial Corp.	317	2,644
United Financial Bancorp, Inc.	542	9,219
United Fire Group, Inc. (b)	300	12,831
United Security Bancshares (a)	403	2,942
Unum Group	1,407	65,974
Validus Holdings Ltd.	483	27,236
Valley National Bancorp	2,225	26,255
Virtus Investment Partners, Inc. (b)	48	5,083
Voya Financial, Inc.	1,575	59,787

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 15.0% (Continued)
Waddell & Reed Financial, Inc. - Class A (b)	525	$8,925
Washington Federal, Inc.	433	14,332
Washington Trust Bancorp, Inc.	100	4,930
Webster Financial Corp. (b)	675	33,777
Wells Fargo & Co.	36,317	2,021,403
WesBanco, Inc.	350	13,339
Westamerica Bancorp. (b)	83	4,634
Western Alliance Bancorp (a)	850	41,727
Western New England Bancorp, Inc.	200	2,100
Willis Towers Watson plc	500	65,445
Wintrust Financial Corp.	425	29,376
WisdomTree Investments, Inc. (b)	750	6,810
World Acceptance Corp. (a) (b)	100	5,178
WSFS Financial Corp.	300	13,785
Xenia Hotel & Resorts, Inc.	900	15,363
Zions Bancorp. (b)	1,480	62,160
		27,884,301
Health Care - 12.7%
Abbott Laboratories	12,935	574,442
AbbVie, Inc.	11,400	742,824
ABIOMED, Inc. (a)	250	31,300
Acadia Healthcare Co., Inc. (a) (b)	475	20,710
ACADIA Pharmaceuticals, Inc. (a) (b)	625	21,488
Acorda Therapeutics, Inc. (a) (b)	375	7,875
Aetna, Inc. (b)	2,753	351,144
Agilent Technologies, Inc.	2,496	131,964
Agios Pharmaceuticals, Inc. (a) (b)	300	17,520
Air Methods Corp. (a) (b)	300	12,900
Akorn, Inc. (a) (b)	600	14,448
Albany Molecular Research, Inc. (a) (b)	700	9,821
Alder Biopharmaceuticals, Inc. (a) (b)	300	6,240
Alere, Inc. (a)	550	21,852
Alexion Pharmaceuticals, Inc. (a)	1,449	175,677
Align Technology, Inc. (a) (b)	554	63,549
Alkermes plc (a)	1,000	58,500
Allergan plc	2,945	703,619

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Alliance HealthCare Services, Inc. (a)	140	$1,435
Allscripts Healthcare Solutions, Inc. (a)	1,825	23,141
Alnylam Pharmaceuticals, Inc. (a) (b)	413	21,166
AMAG Pharmaceuticals, Inc. (a) (b)	100	2,255
Amedisys, Inc. (a)	201	10,269
AmerisourceBergen Corp.	1,245	110,183
Amgen, Inc.	5,238	859,398
Amicus Therapeutics, Inc. (a) (b)	1,225	8,734
AMN Healthcare Services, Inc. (a)	250	10,150
Analogic Corp.	130	9,867
Anika Therapeutics, Inc. (a)	100	4,344
Anthem, Inc.	2,060	340,682
AquaBounty Technologies, Inc. (a) (b)	5	55
Array BioPharma, Inc. (a) (b)	1,175	10,505
athenahealth, Inc. (a) (b)	192	21,636
Baxter International, Inc.	4,263	221,079
Becton, Dickinson and Co.	1,725	316,434
Biogen, Inc. (a)	1,632	446,221
BioMarin Pharmaceutical, Inc. (a)	1,096	96,207
Bio-Rad Laboratories, Inc. - Class A (a)	199	39,669
Bio-Techne Corp.	232	23,583
Bioverativ, Inc. (a)	766	41,716
bluebird bio, Inc. (a) (b)	286	25,997
Boston Scientific Corp. (a)	8,664	215,474
Bristol-Myers Squibb Co.	13,175	716,457
Brookdale Senior Living, Inc. (a) (b)	1,294	17,378
Bruker Corp.	725	16,914
C.R. Bard, Inc.	545	135,454
Cambrex Corp. (a)	350	19,268
Cantel Medical Corp. (b)	200	16,020
Capital Senior Living Corp. (a)	100	1,406
Cardinal Health, Inc.	2,348	191,479
Cardiovascular Systems, Inc. (a)	325	9,189
Catalent, Inc. (a)	550	15,576
Celgene Corp. (a)	6,182	769,226
Centene Corp. (a)	1,333	94,990

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Cerner Corp. (a)	2,500	$147,125
Charles River Laboratories International, Inc. (a)	346	31,123
Chemed Corp.	136	24,846
Chimerix, Inc. (a)	300	1,914
Cigna Corp.	2,008	294,152
Clovis Oncology, Inc. (a) (b)	300	19,101
Community Health Systems, Inc. (a)	832	7,380
Computer Programs & Systems, Inc. (b)	100	2,800
CONMED Corp.	300	13,323
Cooper Cos., Inc. (The)	400	79,956
Cotiviti Holdings, Inc. (a) (b)	300	12,489
Danaher Corp.	4,700	401,991
DaVita, Inc. (a)	1,333	90,604
DENTSPLY SIRONA, Inc.	1,852	115,639
Depomed, Inc. (a)	675	8,471
Dermira, Inc. (a)	300	10,233
DexCom, Inc. (a) (b)	598	50,669
Dynavax Technologies Corp. (a) (b)	425	2,529
Edwards Lifesciences Corp. (a)	1,573	147,972
Eli Lilly & Co.	7,176	603,573
Emergent BioSolutions, Inc. (a)	293	8,509
Endo International plc (a) (b)	922	10,290
Endologix, Inc. (a) (b)	700	5,068
Ensign Group, Inc. (The)	600	11,280
Envision Healthcare Corp. (a) (b)	575	35,259
Exact Sciences Corp. (a) (b)	775	18,306
Exelixis, Inc. (a)	1,875	40,631
Express Scripts Holding Co. (a)	4,536	298,968
Genomic Health, Inc. (a)	200	6,298
Gilead Sciences, Inc.	10,467	710,919
Haemonetics Corp. (a)	250	10,143
Halozyme Therapeutics, Inc. (a) (b)	750	9,720
Halyard Health, Inc. (a)	297	11,313
Hanger, Inc. (a)	350	4,669
HCA Holdings, Inc. (a)	2,434	216,602
HealthSouth Corp.	650	27,827

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Henry Schein, Inc. (a)	545	$92,634
Hill-Rom Holdings, Inc.	300	21,180
HMS Holdings Corp. (a)	925	18,805
Hologic, Inc. (a)	2,077	88,376
Horizon Pharma plc (a) (b)	1,125	16,628
Humana, Inc.	1,094	225,517
ICU Medical, Inc. (a)	100	15,270
IDEXX Laboratories, Inc. (a)	599	92,611
Illumina, Inc. (a)	852	145,384
Impax Laboratories, Inc. (a)	650	8,223
INC Research Holdings, Inc. - Class A (a)	300	13,755
Incyte Corp. (a)	1,343	179,519
Innoviva, Inc. (a) (b)	1,000	13,830
Insulet Corp. (a) (b)	175	7,541
Integer Holdings Corp. (a)	300	12,060
Integra LifeSciences Holdings Corp. (a) (b)	378	15,925
Intercept Pharmaceuticals, Inc. (a) (b)	137	15,495
Intrexon Corp. (a) (b)	400	7,928
Intuitive Surgical, Inc. (a)	265	203,115
Ionis Pharmaceuticals, Inc. (a) (b)	700	28,140
Ironwood Pharmaceuticals, Inc. (a) (b)	1,000	17,060
Johnson & Johnson	21,348	2,658,892
Keryx Biopharmaceuticals, Inc. (a) (b)	975	6,006
Kindred Healthcare, Inc.	587	4,901
Kite Pharma, Inc. (a) (b)	300	23,547
Laboratory Corp. of America Holdings (a)	770	110,472
Lannett Co., Inc. (a) (b)	300	6,705
LHC Group, Inc. (a)	600	32,340
LifePoint Hospitals, Inc. (a) (b)	265	17,358
Ligand Pharmaceuticals, Inc. (a) (b)	164	17,358
LivaNova plc (a) (b)	300	14,703
Magellan Health, Inc. (a)	100	6,905
Masimo Corp. (a)	300	27,978
McKesson Corp.	1,699	251,894
Medicines Co. (The) (a) (b)	350	17,115
Medidata Solutions, Inc. (a)	125	7,211

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
MEDNAX, Inc. (a) (b)	600	$41,628
Merck & Co., Inc.	21,630	1,374,370
Meridian Bioscience, Inc.	375	5,175
Mettler-Toledo International, Inc. (a)	200	95,782
MGC Diagnostics Corp.	600	5,010
Molina Healthcare, Inc. (a) (b)	300	13,680
Momenta Pharmaceuticals, Inc. (a)	200	2,670
Mylan N.V. (a)	3,675	143,288
Myriad Genetics, Inc. (a) (b)	450	8,640
Natus Medical, Inc. (a) (b)	375	14,719
Nektar Therapeutics (a)	950	22,297
Neogen Corp. (a)	350	22,943
Neurocrine Biosciences, Inc. (a) (b)	500	21,650
Nevro Corp. (a) (b)	162	15,179
NewLink Genetics Corp. (a) (b)	300	7,230
NuVasive, Inc. (a)	400	29,872
Nuvectra Corp. (a) (b)	100	683
NxStage Medical, Inc. (a)	450	12,074
Omnicell, Inc. (a)	375	15,244
Ophthotech Corp. (a) (b)	300	1,098
OPKO Health, Inc. (a) (b)	3,000	24,000
Owens & Minor, Inc.	275	9,515
Pacira Pharmaceuticals, Inc. (a) (b)	375	17,100
Paratek Pharmaceuticals, Inc. (a) (b)	6	116
PAREXEL International Corp. (a)	300	18,933
Patterson Cos., Inc. (b)	575	26,007
Penumbra, Inc. (a) (b)	300	25,035
PerkinElmer, Inc.	792	45,984
Pfizer, Inc.	48,137	1,646,767
PharMerica Corp. (a)	381	8,915
Portola Pharmaceuticals, Inc. (a)	300	11,757
PRA Health Sciences, Inc. (a)	300	19,569
Premier, Inc. - Class A (a) (b)	350	11,141
Prestige Brands Holdings, Inc. (a) (b)	350	19,446
Progenics Pharmaceuticals, Inc. (a)	800	7,552
Providence Service Corp. (The) (a)	200	8,888

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Puma Biotechnology, Inc. (a) (b)	254	$9,449
Quality Systems, Inc. (a)	575	8,763
Quest Diagnostics, Inc.	977	95,932
Quidel Corp. (a)	300	6,792
Quintiles IMS Holdings, Inc. (a)	1,393	112,162
Quorum Health Corp. (a) (b)	208	1,132
Regeneron Pharmaceuticals, Inc. (a)	569	220,493
Repligen Corp. (a) (b)	300	10,560
ResMed, Inc. (b)	800	57,576
Sage Therapeutics, Inc. (a)	300	21,321
Sarepta Therapeutics, Inc. (a) (b)	400	11,840
SeaSpine Holdings Corp. (a)	100	785
Seattle Genetics, Inc. (a) (b)	625	39,288
Select Medical Holdings Corp. (a) (b)	1,250	16,688
Shire plc - ADR	920	160,292
Simulations Plus, Inc.	600	7,050
Spectranetics Corp. (The) (a) (b)	475	13,834
STERIS plc	350	24,311
Stryker Corp.	2,429	319,778
Teleflex, Inc.	300	58,119
Tenet Healthcare Corp. (a) (b)	631	11,175
TESARO, Inc. (a) (b)	174	26,773
Tetraphase Pharmaceuticals, Inc. (a)	300	2,757
TherapeuticsMD, Inc. (a) (b)	1,275	9,180
Thermo Fisher Scientific, Inc.	3,150	483,839
Ultragenyx Pharmaceutical, Inc. (a) (b)	207	14,030
United Therapeutics Corp. (a)	288	38,989
UnitedHealth Group, Inc.	7,187	1,178,697
Universal American Corp. (a)	500	4,985
Universal Health Services, Inc. - Class B	662	82,386
Varex Imaging Corp. (a) (b)	282	9,475
Varian Medical Systems, Inc. (a)	707	64,429
VCA, Inc. (a)	525	48,038
Veeva Systems, Inc. - Class A (a)	725	37,178
Vertex Pharmaceuticals, Inc. (a)	1,449	158,448
VWR Corp. (a)	625	17,625

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Waters Corp. (a)	544	$85,033
WellCare Health Plans, Inc. (a)	329	46,129
West Pharmaceutical Services, Inc.	505	41,213
Wright Medical Group N.V. (a) (b)	773	24,056
Zimmer Biomet Holdings, Inc.	1,572	191,957
ZIOPHARM Oncology, Inc. (a) (b)	64	406
Zoetis, Inc.	3,925	209,477
		23,499,900
Industrials - 10.4%
3M Co.	4,723	903,652
A.O. Smith Corp.	1,040	53,206
AAON, Inc.	225	7,954
AAR Corp.	300	10,089
ABM Industries, Inc.	500	21,800
Acacia Research Corp. (a) (b)	300	1,725
ACCO Brands Corp. (a)	825	10,849
Actuant Corp. - Class A	590	15,547
Acuity Brands, Inc. (b)	275	56,100
AdvanSix, Inc. (a)	250	6,830
Advisory Board Co. (The) (a)	100	4,680
AECOM (a)	977	34,771
Aerojet Rocketdyne Holdings, Inc. (a)	500	10,850
AGCO Corp.	400	24,072
Air Lease Corp. (b)	600	23,250
Aircastle Ltd.	500	12,065
Alaska Air Group, Inc.	834	76,911
Albany International Corp. - Class A	100	4,605
Allegiant Travel Co. (b)	53	8,493
Allison Transmission Holdings, Inc.	1,125	40,568
Altra Industrial Motion Corp.	300	11,685
AMERCO	100	38,119
American Airlines Group, Inc.	3,711	156,975
American Railcar Industries, Inc. (b)	300	12,330
American Woodmark Corp. (a)	130	11,934
AMETEK, Inc. (b)	1,637	88,529
Apogee Enterprises, Inc. (b)	200	11,922

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Applied Industrial Technologies, Inc.	375	$23,194
ArcBest Corp.	300	7,800
Arconic, Inc.	3,490	91,927
Armstrong Flooring, Inc. (a)	100	1,842
Armstrong World Industries, Inc. (a)	200	9,210
Astec Industries, Inc.	200	12,299
Astronics Corp. (a) (b)	300	9,519
Astronics Corp. - Class B (a)	96	3,066
Avis Budget Group, Inc. (a)	392	11,595
AZZ, Inc.	225	13,388
B/E Aerospace, Inc.	834	53,468
Babcock & Wilcox Enterprises, Inc. (a)	718	6,706
Barnes Group, Inc.	300	15,402
Beacon Roofing Supply, Inc. (a)	500	24,580
Belden, Inc.	400	27,676
Boeing Co. (The)	4,503	796,400
Brady Corp. - Class A	145	5,604
Briggs & Stratton Corp.	450	10,103
Brink's Co. (The)	450	24,053
Builders FirstSource, Inc. (a)	450	6,705
BWX Technologies, Inc.	612	29,131
C.H. Robinson Worldwide, Inc. (b)	900	69,561
Carlisle Cos., Inc.	423	45,011
Casella Waste Systems, Inc. - Class A (a)	100	1,411
Caterpillar, Inc.	4,644	430,776
CBIZ, Inc. (a)	1,300	17,615
CDI Corp. (a)	400	3,420
CEB, Inc.	300	23,580
CECO Environmental Corp.	400	4,204
Celadon Group, Inc. (b)	300	1,965
Chart Industries, Inc. (a)	300	10,482
Cintas Corp.	701	88,705
CIRCOR International, Inc.	184	10,937
Clean Harbors, Inc. (a)	400	22,248
Colfax Corp. (a)	625	24,538
Columbus McKinnon Corp.	400	9,928

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Comfort Systems USA, Inc.	300	$10,995
Commercial Vehicle Group, Inc. (a)	300	2,031
Copart, Inc. (a)	700	43,351
Covanta Holding Corp. (b)	850	13,345
Covenant Transportation Group, Inc. - Class A (a)	100	1,880
Crane Co.	325	24,320
CSX Corp.	6,875	320,031
Cubic Corp. (b)	300	15,840
Cummins, Inc.	1,381	208,806
Curtiss-Wright Corp.	300	27,378
Deere & Co.	2,071	225,448
Delta Air Lines, Inc.	5,950	273,463
Deluxe Corp.	200	14,434
DigitalGlobe, Inc. (a)	450	14,738
DMC Global, Inc.	400	4,960
Donaldson Co., Inc.	925	42,106
Dover Corp.	1,259	101,161
Dun & Bradstreet Corp. (The)	213	22,991
DXP Enterprises, Inc. (a)	100	3,787
Dycom Industries, Inc. (a) (b)	211	19,612
Eaton Corp. plc (b)	3,471	257,374
EMCOR Group, Inc.	500	31,475
Emerson Electric Co.	4,978	297,982
Empire Resources, Inc. (b)	700	4,851
Encore Wire Corp.	200	9,200
Energy Recovery, Inc. (a) (b)	500	4,160
EnerSys	375	29,603
Engility Holdings, Inc. (a)	179	5,180
Ennis, Inc.	50	850
EnPro Industries, Inc.	178	12,666
Equifax, Inc.	795	108,707
ESCO Technologies, Inc.	200	11,620
Esterline Technologies Corp. (a)	190	16,350
Expeditors International of Washington, Inc.	1,250	70,613
Exponent, Inc.	270	16,079
Fastenal Co.	2,125	109,437

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Federal Signal Corp.	475	$6,560
FedEx Corp.	1,817	354,588
Flowserve Corp. (b)	1,115	53,988
Fluor Corp.	1,086	57,145
Fortive Corp.	2,210	133,086
Fortune Brands Home & Security, Inc.	1,000	60,850
Forward Air Corp.	300	14,271
Franklin Electric Co., Inc.	275	11,839
FreightCar America, Inc. (b)	500	6,265
FTI Consulting, Inc. (a)	250	10,293
GATX Corp. (b)	325	19,812
General Cable Corp.	625	11,219
General Dynamics Corp.	1,870	350,064
General Electric Co.	69,421	2,068,745
Genesee & Wyoming, Inc. - Class A (a)	285	19,340
Gibraltar Industries, Inc. (a)	300	12,360
Gorman-Rupp Co. (The)	182	5,715
Graco, Inc. (b)	362	34,079
Grainger (W.W.), Inc.	423	98,457
Granite Construction, Inc.	400	20,076
Great Lakes Dredge & Dock Corp. (a)	1,500	6,000
Greenbrier Cos., Inc. (The) (b)	200	8,620
Griffon Corp.	350	8,628
H&E Equipment Services, Inc.	325	7,969
Hardinge, Inc.	850	9,554
Hawaiian Holdings, Inc. (a)	325	15,096
HD Supply Holdings, Inc. (a)	1,400	57,575
Healthcare Services Group, Inc. (b)	375	16,159
Heartland Express, Inc. (b)	625	12,531
HEICO Corp. - Class A	350	26,250
Heidrick & Struggles International, Inc.	200	5,270
Herc Holdings, Inc. (a)	143	6,991
Herman Miller, Inc.	300	9,465
Hertz Global Holdings, Inc. (a) (b)	430	7,542
Hexcel Corp.	750	40,913
Hill International, Inc. (a) (b)	300	1,245

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Hillenbrand, Inc.	325	$11,651
HNI Corp.	400	18,436
Honeywell International, Inc.	6,078	758,960
Hub Group, Inc. - Class A (a)	350	16,240
Hubbell, Inc.	338	40,577
Huntington Ingalls Industries, Inc.	319	63,877
Hurco Cos., Inc.	400	12,440
Huron Consulting Group, Inc. (a)	200	8,420
Hyster-Yale Materials Handling, Inc.	118	6,654
IDEX Corp.	537	50,215
IES Holdings, Inc. (a)	500	9,050
Illinois Tool Works, Inc. (b)	2,312	306,270
InnerWorkings, Inc. (a)	500	4,980
Insperity, Inc.	36	3,191
Insteel Industries, Inc.	300	10,842
Interface, Inc.	500	9,525
ITT, Inc.	600	24,612
J.B. Hunt Transport Services, Inc.	670	61,466
Jacobs Engineering Group, Inc.	850	46,988
JetBlue Airways Corp. (a)	1,750	36,068
John Bean Technologies Corp.	251	22,075
Johnson Controls International plc	3,450	145,314
Joy Global, Inc.	525	14,831
Kaman Corp.	300	14,439
Kansas City Southern	859	73,668
KAR Auction Services, Inc.	975	42,578
KBR, Inc.	925	13,903
Kelly Services, Inc. - Class A	400	8,744
Kennametal, Inc.	475	18,634
Kforce, Inc.	150	3,563
Kimball International, Inc. - Class B	700	11,550
Kirby Corp. (a)	300	21,165
KLX, Inc. (a)	317	14,170
Knight Transportation, Inc.	650	20,378
Knoll, Inc.	500	11,905
Korn/Ferry International	525	16,532

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Kratos Defense & Security Solutions, Inc. (a)	10	$78
L3 Technologies, Inc.	612	101,157
Landstar System, Inc.	300	25,695
Layne Christensen Co. (a) (b)	600	5,304
Lennox International, Inc.	257	42,996
Lincoln Electric Holdings, Inc.	432	37,524
Lindsay Corp. (b)	200	17,624
LMI Aerospace, Inc. (a)	100	1,378
Lockheed Martin Corp.	2,103	562,762
LSC Communications, Inc.	159	4,000
LSI Industries, Inc. (b)	700	7,063
Manitowoc Co., Inc. (The) (a) (b)	1,075	6,128
ManpowerGroup, Inc.	513	52,618
Marten Transport Ltd.	150	3,518
Masco Corp.	2,475	84,125
MasTec, Inc. (a)	500	20,025
Matson, Inc.	325	10,322
McGrath RentCorp	300	10,071
Meritor, Inc. (a)	550	9,422
Middleby Corp. (The) (a) (b)	468	63,859
Mobile Mini, Inc.	406	12,383
Moog, Inc. - Class A (a)	300	20,205
MSA Safety, Inc.	350	24,742
MSC Industrial Direct Co., Inc. - Class A	345	35,452
Mueller Industries, Inc.	300	10,269
Mueller Water Products, Inc. - Series A	1,600	18,912
Navigant Consulting, Inc. (a)	400	9,144
Navistar International Corp. (a)	625	15,388
NCI Building Systems, Inc. (a)	500	8,575
Nordson Corp. (b)	318	39,063
Norfolk Southern Corp.	2,292	256,635
Northrop Grumman Corp.	1,367	325,127
NOW, Inc. (a)	649	11,007
Old Dominion Freight Line, Inc.	500	42,785
On Assignment, Inc. (a)	250	12,133
Orbital ATK, Inc.	423	41,454

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Oshkosh Corp.	350	$24,007
Owens Corning	800	49,096
PACCAR, Inc.	2,505	168,335
Parker-Hannifin Corp.	977	156,632
Paylocity Holding Corp. (a)	300	11,589
Pentair plc	1,425	89,462
Perma-Pipe International Holdings, Inc. (a)	300	2,370
Pitney Bowes, Inc.	1,375	18,026
Primoris Services Corp.	475	11,030
Quanex Building Products Corp.	1,000	20,250
Quanta Services, Inc. (a)	1,050	38,966
R.R. Donnelley & Sons Co.	425	5,147
Raven Industries, Inc.	275	7,989
Raytheon Co.	2,306	351,664
RBC Bearings, Inc. (a) (b)	165	16,020
Regal Beloit Corp.	100	7,565
Republic Services, Inc.	1,743	109,478
Resources Connection, Inc.	200	3,350
Rexnord Corp. (a)	325	7,501
Roadrunner Transportation Systems, Inc. (a)	350	2,405
Robert Half International, Inc.	1,000	48,830
Rockwell Automation, Inc.	1,070	166,610
Rockwell Collins, Inc. (b)	924	89,776
Rollins, Inc.	900	33,417
Roper Technologies, Inc.	734	151,564
RPX Corp. (a)	1,000	12,000
Rush Enterprises, Inc. - Class A (a)	375	12,405
Ryder System, Inc.	405	30,553
Saia, Inc. (a)	225	9,968
Simpson Manufacturing Co., Inc.	100	4,309
SkyWest, Inc.	375	12,844
Snap-on, Inc.	462	77,926
Southwest Airlines Co.	3,824	205,578
Spirit AeroSystems Holdings, Inc. - Class A	1,000	57,920
Spirit Airlines, Inc. (a)	475	25,208
SPX Corp. (a)	312	7,566

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
SPX FLOW, Inc. (a)	312	$10,830
Standex International Corp.	50	5,008
Stanley Black & Decker, Inc.	1,120	148,813
Steelcase, Inc. - Class A	875	14,656
Stericycle, Inc. (a)	675	55,951
Sun Hydraulics Corp.	300	10,833
Swift Transportation Co. (a) (b)	400	8,216
TASER International, Inc. (a) (b)	325	7,407
Team, Inc. (a)	164	4,436
Teledyne Technologies, Inc. (a)	211	26,683
Terex Corp.	825	25,905
Tetra Tech, Inc. (b)	418	17,075
Textainer Group Holdings Ltd. (a) (b)	700	10,710
Textron, Inc.	1,850	88,042
Timken Co. (The)	375	16,950
Titan International, Inc.	312	3,226
TopBuild Corp. (a)	325	15,275
Toro Co. (The)	828	51,717
TransDigm Group, Inc. (b)	398	87,624
TransUnion (a)	650	24,928
TRC Cos., Inc. (a)	100	1,745
Trex Co., Inc. (a)	225	15,613
Trinity Industries, Inc.	1,050	27,878
Triton International Ltd. of Bermuda	500	12,895
Triumph Group, Inc.	256	6,592
TrueBlue, Inc. (a)	300	8,205
Tutor Perini Corp. (a) (b)	500	15,900
Twin Disc, Inc. (a)	400	8,228
Ultralife Corp. (a) (b)	200	1,080
UniFirst Corp.	86	12,165
Union Pacific Corp.	6,152	651,619
United Continental Holdings, Inc. (a)	2,331	164,662
United Parcel Service, Inc. - Class B	4,100	439,929
United Rentals, Inc. (a)	642	80,282
United Technologies Corp.	6,435	722,070
Univar, Inc. (a)	575	17,630

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 10.4% (Continued)
Universal Forest Products, Inc.	133	$13,106
US Ecology, Inc. (b)	200	9,370
USG Corp. (a) (b)	775	24,645
Valmont Industries, Inc.	159	24,725
Vectrus, Inc. (a)	122	2,727
Verisk Analytics, Inc. (a)	1,264	102,561
Veritiv Corp. (a) (b)	97	5,025
Viad Corp.	100	4,520
Vicor Corp. (a) (b)	300	4,830
Volt Information Sciences, Inc. (a) (b)	750	5,175
Wabash National Corp. (b)	50	1,035
WABCO Holdings, Inc. (a)	303	35,578
WageWorks, Inc. (a)	300	21,690
Waste Connections, Inc.	1,137	100,306
Waste Management, Inc.	3,375	246,104
Watsco, Inc.	214	30,641
Watts Water Technologies, Inc. - Class A	300	18,705
Welbilt, Inc. (a) (b)	1,075	21,102
Werner Enterprises, Inc. (b)	250	6,550
WESCO International, Inc. (a)	300	20,865
West Corp.	425	10,379
Westinghouse Air Brake Technologies Corp. (b)	559	43,602
Woodward, Inc.	500	33,960
XPO Logistics, Inc. (a) (b)	655	31,368
Xylem, Inc.	1,300	65,286
		19,227,787
Information Technology - 20.3%
3D Systems Corp. (a) (b)	848	12,686
ACI Worldwide, Inc. (a)	560	11,978
Activision Blizzard, Inc.	4,913	244,961
Acxiom Corp. (a)	475	13,523
Adobe Systems, Inc. (a)	3,331	433,462
Advanced Energy Industries, Inc. (a)	300	20,568
Advanced Micro Devices, Inc. (a) (b)	4,575	66,566
Agilysys, Inc. (a)	500	4,725
Akamai Technologies, Inc. (a)	1,284	76,655

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
Alliance Data Systems Corp. (b)	408	$101,592
Alphabet, Inc. - Class C (a)	4,481	3,717,257
Ambarella, Inc. (a) (b)	300	16,413
Amkor Technology, Inc. (a)	1,050	12,170
Amphenol Corp. - Class A	1,900	135,223
Amtech Systems, Inc. (a)	32	176
Analog Devices, Inc.	2,675	219,216
Anixter International, Inc. (a)	278	22,045
ANSYS, Inc. (a)	600	64,122
Apple, Inc.	42,523	6,108,853
Applied Materials, Inc.	8,583	333,879
Arista Networks, Inc. (a) (b)	320	42,326
ARRIS International plc (a)	1,229	32,507
Arrow Electronics, Inc. (a)	500	36,705
Aspen Technology, Inc. (a) (b)	625	36,825
Autodesk, Inc. (a)	1,650	142,676
Automatic Data Processing, Inc.	3,543	362,768
Avnet, Inc.	900	41,184
AVX Corp.	375	6,143
Badger Meter, Inc.	300	11,025
Bel Fuse, Inc. - Class B	300	7,665
Benchmark Electronics, Inc. (a)	475	15,105
Black Box Corp.	298	2,667
Blackbaud, Inc.	300	23,001
Blucora, Inc. (a)	250	4,325
Booz Allen Hamilton Holding Corp.	1,000	35,390
Bottomline Technologies (de), Inc. (a)	375	8,869
Broadcom Ltd.	128	28,027
Broadridge Financial Solutions, Inc.	875	59,456
BroadSoft, Inc. (a) (b)	300	12,060
Brocade Communications Systems, Inc.	2,700	33,696
Brooks Automation, Inc.	106	2,374
CA, Inc.	2,247	71,275
Cabot Microelectronics Corp.	100	7,661
CACI International, Inc. - Class A (a)	99	11,613
Cadence Design Systems, Inc. (a)	2,252	70,713

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
CalAmp Corp. (a)	400	$6,716
Calix, Inc. (a)	175	1,269
Callidus Software, Inc. (a)	200	4,270
Cardtronics plc - Class A (a)	175	8,181
Cavium, Inc. (a) (b)	558	39,986
CDW Corp.	1,025	59,153
Ciena Corp. (a) (b)	997	23,539
Cirrus Logic, Inc. (a)	400	24,276
Cisco Systems, Inc.	39,598	1,338,411
Citrix Systems, Inc. (a)	1,234	102,903
Cognex Corp.	575	48,271
Cognizant Technology Solutions Corp. - Class A (a)	4,973	295,993
Coherent, Inc. (a)	200	41,128
CommerceHub, Inc. - Series A (a)	125	1,935
CommerceHub, Inc. - Series C (a)	250	3,883
CommScope Holding Co., Inc. (a)	1,150	47,967
CommVault Systems, Inc. (a)	375	19,050
Computer Sciences Corp.	955	65,905
comScore, Inc. (a) (b)	400	8,636
Comtech Telecommunications Corp.	100	1,474
Conduent, Inc. (a)	1,399	23,475
Convergys Corp.	825	17,449
CoreLogic, Inc. (a)	677	27,567
Cornerstone OnDemand, Inc. (a)	500	19,445
Corning, Inc.	7,469	201,662
CoStar Group, Inc. (a)	225	46,625
Cray, Inc. (a) (b)	425	9,308
Cree, Inc. (a)	625	16,706
CSG Systems International, Inc.	78	2,949
CSRA, Inc.	1,255	36,759
CTS Corp.	100	2,130
Cypress Semiconductor Corp. (b)	1,625	22,360
Daktronics, Inc.	800	7,560
Dell Technologies, Inc. - Class V (a)	1,789	114,663
DHI Group, Inc. (a)	388	1,533
Diebold Nixdorf, Inc. (b)	650	19,955

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
Digital Ally, Inc. (a)	51	$217
Diodes, Inc. (a)	300	7,215
Dolby Laboratories, Inc. - Class A	300	15,723
DST Systems, Inc.	184	22,540
eBay, Inc. (a)	8,300	278,631
Ebix, Inc. (b)	31	1,899
EchoStar Corp. - Class A (a)	400	22,780
Electro Scientific Industries, Inc. (a)	100	697
Electronic Arts, Inc. (a)	2,040	182,621
Electronics For Imaging, Inc. (a)	404	19,727
Ellie Mae, Inc. (a) (b)	219	21,959
EMCORE Corp.	125	1,125
EnerNOC, Inc. (a) (b)	300	1,800
Entegris, Inc. (a)	1,011	23,657
Envestnet, Inc. (a)	375	12,113
EPAM Systems, Inc. (a)	300	22,656
Euronet Worldwide, Inc. (a)	450	38,484
Exar Corp. (a)	500	6,505
ExlService Holdings, Inc. (a)	300	14,208
F5 Networks, Inc. (a)	533	75,990
Facebook, Inc. - Class A (a)	17,266	2,452,635
FactSet Research Systems, Inc. (b)	250	41,228
Fair Isaac Corp.	146	18,827
FARO Technologies, Inc. (a)	200	7,150
Fidelity National Information Services, Inc.	2,625	209,003
Finisar Corp. (a) (b)	775	21,189
FireEye, Inc. (a) (b)	600	7,566
First Solar, Inc. (a)	700	18,970
Fiserv, Inc. (a)	1,526	175,963
Fitbit, Inc. - Class A (a) (b)	425	2,516
FleetCor Technologies, Inc. (a)	728	110,241
FLIR Systems, Inc.	1,025	37,187
FormFactor, Inc. (a)	480	5,688
Forrester Research, Inc.	255	10,136
Fortinet, Inc. (a)	1,075	41,226
Gartner, Inc. (a)	613	66,198

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
Genpact Ltd.	1,125	$27,855
Global Payments, Inc.	1,050	84,714
GrubHub, Inc. (a) (b)	550	18,090
Guidance Software, Inc. (a)	200	1,180
Guidewire Software, Inc. (a)	600	33,798
Harris Corp.	992	110,380
Hewlett Packard Enterprise Co.	13,077	309,925
HP, Inc.	13,277	237,393
HubSpot, Inc. (a)	300	18,165
I.D. Systems, Inc. (a)	100	633
IAC/InterActiveCorp (a)	550	40,546
II-VI, Inc. (a)	375	13,519
Infinera Corp. (a) (b)	600	6,138
Inphi Corp. (a) (b)	300	14,646
Insight Enterprises, Inc. (a)	200	8,218
Integrated Device Technology, Inc. (a)	985	23,315
Intel Corp.	37,593	1,355,979
InterDigital, Inc.	246	21,230
International Business Machines Corp.	6,905	1,202,437
Intuit, Inc.	1,689	195,907
IPG Photonics Corp. (a)	281	33,917
Itron, Inc. (a)	200	12,140
Ixia (a)	450	8,843
IXYS Corp.	800	11,640
j2 Global, Inc.	325	27,271
Jabil Circuit, Inc.	1,025	29,643
Jack Henry & Associates, Inc.	586	54,557
Juniper Networks, Inc.	2,490	69,297
Key Tronic Corp. (a)	600	4,404
Keysight Technologies, Inc. (a)	1,298	46,910
Kimball Electronics, Inc. (a)	525	8,899
KLA-Tencor Corp.	1,056	100,394
Knowles Corp. (a) (b)	983	18,628
Kulicke & Soffa Industries, Inc. (a)	400	8,128
Lam Research Corp. (b)	1,116	143,250
Lattice Semiconductor Corp. (a)	200	1,384

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
Leaf Group Ltd. (a)	200	$1,500
Leidos Holdings, Inc.	1,231	62,953
Littelfuse, Inc.	118	18,869
LogMeIn, Inc.	356	34,710
Lumentum Holdings, Inc. (a) (b)	340	18,139
MACOM Technology Solutions Holdings, Inc. (a) (b)	463	22,363
Manhattan Associates, Inc. (a)	350	18,218
ManTech International Corp. - Class A	300	10,389
Marvell Technology Group Ltd.	3,175	48,451
MasterCard, Inc. - Class A	7,352	826,879
Match Group, Inc. (a) (b)	1,175	19,188
Maxim Integrated Products, Inc.	2,075	93,292
MAXIMUS, Inc.	425	26,435
MaxLinear, Inc. (a)	475	13,324
Mercury Systems, Inc. (a) (b)	400	15,620
Methode Electronics, Inc.	400	18,240
Microchip Technology, Inc. (b)	1,711	126,238
Micron Technology, Inc. (a)	7,877	227,645
Microsemi Corp. (a)	650	33,495
Microsoft Corp.	61,337	4,039,654
MicroStrategy, Inc. - Class A (a)	100	18,780
MKS Instruments, Inc.	300	20,625
MoneyGram International, Inc. (a)	662	11,128
Monolithic Power Systems, Inc. (b)	200	18,420
Monotype Imaging Holdings, Inc.	350	7,035
Motorola Solutions, Inc.	1,251	107,861
Nanometrics, Inc. (a)	200	6,092
Napco Security Technologies, Inc. (a) (b)	900	9,180
National Instruments Corp.	812	26,439
NCR Corp. (a) (b)	925	42,254
NetApp, Inc.	1,775	74,284
NETGEAR, Inc. (a)	350	17,343
NetScout Systems, Inc. (a)	700	26,565
NeuStar, Inc. - Class A (a)	350	11,603
NIC, Inc.	375	7,575
Nuance Communications, Inc. (a)	2,175	37,649

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
NVE Corp.	100	$8,279
NVIDIA Corp.	3,547	386,374
NXP Semiconductors N.V. (a)	299	30,947
Oclaro, Inc. (a) (b)	1,321	12,972
ON Semiconductor Corp. (a)	3,155	48,871
Oracle Corp.	25,280	1,127,740
OSI Systems, Inc. (a) (b)	200	14,598
Palo Alto Networks, Inc. (a) (b)	719	81,017
Pandora Media, Inc. (a) (b)	1,725	20,372
PAR Technology Corp. (a)	100	717
Park Electrochemical Corp.	600	10,716
Paychex, Inc.	2,450	144,305
Paycom Software, Inc. (a)	300	17,253
PayPal Holdings, Inc. (a)	8,675	373,199
PCM, Inc. (a)	400	11,220
Pegasystems, Inc.	300	13,155
PFSweb, Inc. (a)	8	52
Plantronics, Inc.	300	16,233
Plexus Corp. (a)	300	17,340
Power Integrations, Inc.	300	19,725
PRGX Global, Inc. (a)	220	1,408
Progress Software Corp.	500	14,525
Proofpoint, Inc. (a) (b)	316	23,498
PROS Holdings, Inc. (a)	300	7,257
PTC, Inc. (a)	865	45,456
QAD, Inc. - Class B	40	959
QUALCOMM, Inc.	11,655	668,297
Qualys, Inc. (a)	300	11,370
Rambus, Inc. (a)	1,000	13,140
RealNetworks, Inc. (a)	681	3,296
RealPage, Inc. (a)	325	11,343
Red Hat, Inc. (a)	1,372	118,678
Rightside Group Ltd. (a) (b)	200	1,984
Rosetta Stone, Inc. (a)	300	2,925
Rudolph Technologies, Inc. (a)	340	7,616
Sabre Corp.	1,400	29,666

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
salesforce.com, Inc. (a)	4,667	$384,980
Sanmina Corp. (a)	633	25,700
Science Applications International Corp.	260	19,344
Semtech Corp. (a)	300	10,140
ServiceNow, Inc. (a)	1,303	113,973
ShoreTel, Inc. (a)	300	1,845
Shutterstock, Inc. (a)	122	5,045
Silicon Laboratories, Inc. (a)	200	14,710
Skyworks Solutions, Inc.	1,199	117,478
Splunk, Inc. (a) (b)	918	57,182
SS&C Technologies Holdings, Inc.	1,325	46,905
Stamps.com, Inc. (a) (b)	129	15,267
SunPower Corp. (a) (b)	1,300	7,930
Super Micro Computer, Inc. (a)	375	9,506
Sykes Enterprises, Inc. (a)	102	2,999
Symantec Corp.	4,933	151,344
Synaptics, Inc. (a) (b)	333	16,487
Synchronoss Technologies, Inc. (a)	325	7,930
SYNNEX Corp.	163	18,246
Synopsys, Inc. (a)	1,117	80,569
Syntel, Inc. (b)	300	5,049
Take-Two Interactive Software, Inc. (a) (b)	625	37,044
Tech Data Corp. (a)	211	19,813
TechTarget, Inc. (a)	800	7,224
Teradata Corp. (a) (b)	1,025	31,898
Teradyne, Inc.	1,375	42,763
TESSCO Technologies, Inc.	100	1,570
Texas Instruments, Inc.	6,660	536,529
TiVo Corp.	878	16,467
Total System Services, Inc.	1,337	71,476
Travelzoo, Inc. (a) (b)	100	965
Trimble, Inc. (a)	1,334	42,701
TTM Technologies, Inc. (a)	488	7,871
Twitter, Inc. (a) (b)	5,300	79,235
Tyler Technologies, Inc. (a)	192	29,676
Ubiquiti Networks, Inc. (a)	300	15,078

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 20.3% (Continued)
Ultimate Software Group, Inc. (The) (a) (b)	165	$32,210
Unisys Corp. (a) (b)	427	5,957
Universal Display Corp.	400	34,440
Vantiv, Inc. - Class A (a)	525	33,663
VASCO Data Security International, Inc. (a)	450	6,075
Veeco Instruments, Inc. (a)	400	11,940
VeriFone Systems, Inc. (a)	965	18,074
Verint Systems, Inc. (a)	375	16,266
VeriSign, Inc. (a) (b)	616	53,660
Versum Materials, Inc. (a)	821	25,123
ViaSat, Inc. (a) (b)	350	22,337
Viavi Solutions, Inc. (a) (b)	1,328	14,236
Virtusa Corp. (a)	400	12,088
Visa, Inc. - Class A (b)	12,287	1,091,946
Vishay Intertechnology, Inc. (b)	806	13,259
Vishay Precision Group, Inc. (a)	129	2,038
VMware, Inc. - Class A (a) (b)	704	64,867
Web.com Group, Inc. (a)	500	9,650
WebMD Health Corp. (a)	158	8,323
Western Digital Corp.	2,120	174,964
Western Union Co. (The)	2,929	59,605
WEX, Inc. (a)	214	22,149
Workday, Inc. - Class A (a) (b)	195	16,240
Xerox Corp.	6,995	51,343
Xilinx, Inc.	1,875	108,544
XO Group, Inc. (a)	800	13,768
Xperi Corp.	400	13,580
Yahoo!, Inc. (a)	6,925	321,389
Yelp, Inc. (a)	566	18,537
Zebra Technologies Corp. - Class A (a)	225	20,531
Zedge, Inc. - Class B (a)	1	1
Zendesk, Inc. (a) (b)	550	15,422
Zillow Group, Inc. - Class A (a)	524	17,716
Zillow Group, Inc. - Class C (a) (b)	748	25,185
		37,577,864

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 3.1%
A. Schulman, Inc.	81	$2,547
Air Products & Chemicals, Inc.	1,560	211,052
AK Steel Holding Corp. (a)	1,875	13,481
Albemarle Corp.	745	78,702
Alcoa Corp.	1,163	40,015
Allegheny Technologies, Inc. (b)	775	13,919
American Vanguard Corp.	400	6,640
AptarGroup, Inc.	386	29,718
Ashland Global Holdings, Inc.	467	57,819
Avery Dennison Corp.	700	56,420
Axalta Coating Systems Ltd. (a)	675	21,735
Balchem Corp.	201	16,566
Ball Corp.	1,255	93,196
Bemis Co., Inc.	550	26,873
Berry Plastics Group, Inc. (a)	900	43,713
Cabot Corp.	400	23,964
Calgon Carbon Corp.	500	7,300
Carpenter Technology Corp. (b)	200	7,460
Celanese Corp. - Series A	1,075	96,589
Century Aluminum Co. (a)	600	7,614
CF Industries Holdings, Inc. (b)	1,670	49,015
Chemours Co. (The)	1,289	49,627
Chemtura Corp. (a)	475	15,865
Cliffs Natural Resources, Inc. (a)	1,400	11,494
Codexis, Inc. (a) (b)	37	178
Coeur Mining, Inc. (a) (b)	1,110	8,969
Commercial Metals Co.	775	14,826
Compass Minerals International, Inc. (b)	100	6,785
Core Molding Technologies, Inc. (a)	1,800	32,094
Crown Holdings, Inc. (a)	900	47,655
Deltic Timber Corp. (b)	100	7,812
Dow Chemical Co. (The)	8,811	559,851
E.I. du Pont de Nemours and Co.	6,046	485,675
Eagle Materials, Inc.	333	32,348
Eastman Chemical Co.	1,115	90,092
Ecolab, Inc.	2,044	256,195

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 3.1% (Continued)
Ferro Corp. (a)	1,000	$15,190
Ferroglobe plc	500	5,165
Flotek Industries, Inc. (a) (b)	550	7,035
FMC Corp.	875	60,891
Freeport-McMoRan, Inc. (a)	9,519	127,174
GCP Applied Technologies, Inc. (a)	427	13,942
Graphic Packaging Holding Co.	1,325	17,053
Greif, Inc. - Class A	300	16,527
H.B. Fuller Co.	450	23,202
Headwaters, Inc. (a)	750	17,610
Hecla Mining Co. (b)	3,150	16,664
Huntsman Corp.	1,575	38,651
Ingevity Corp. (a)	393	23,914
International Flavors & Fragrances, Inc.	471	62,422
International Paper Co. (b)	3,167	160,820
Kaiser Aluminum Corp.	138	11,026
KapStone Paper and Packaging Corp. (b)	950	21,944
Kraton Corp. (a)	300	9,276
Louisiana-Pacific Corp. (a)	825	20,477
LSB Industries, Inc. (a) (b)	300	2,814
Martin Marietta Materials, Inc.	444	96,903
Minerals Technologies, Inc.	250	19,150
Monsanto Co.	3,284	371,749
Mosaic Co. (The)	2,625	76,598
Myers Industries, Inc.	200	3,170
Neenah Paper, Inc.	120	8,964
Newmont Mining Corp.	3,650	120,304
Nucor Corp.	2,345	140,042
Olin Corp. (b)	1,020	33,527
Owens-Illinois, Inc. (a)	1,300	26,494
P.H. Glatfelter Co.	325	7,066
Packaging Corp. of America	675	61,844
PolyOne Corp.	483	16,465
PPG Industries, Inc.	1,899	199,547
Praxair, Inc.	1,969	233,523
Quaker Chemical Corp.	100	13,166

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 3.1% (Continued)
Rayonier Advanced Materials, Inc.	500	$6,725
Reliance Steel & Aluminum Co.	549	43,931
Royal Gold, Inc. (b)	491	34,395
RPM International, Inc.	1,000	55,030
Schweitzer-Mauduit International, Inc.	300	12,426
Scotts Miracle-Gro Co. (The)	400	37,356
Sealed Air Corp.	1,550	67,549
Sensient Technologies Corp.	335	26,552
Sherwin-Williams Co. (The)	623	193,248
Silgan Holdings, Inc.	75	4,452
Sonoco Products Co.	725	38,367
Southern Copper Corp. (b)	747	26,810
Steel Dynamics, Inc.	1,550	53,878
Stepan Co.	148	11,664
Stillwater Mining Co. (a)	825	14,248
Summit Materials, Inc. - Class A (a)	564	13,936
SunCoke Energy, Inc. (a)	564	5,053
Tahoe Resources, Inc. (b)	1,250	10,038
TimkenSteel Corp. (a) (b)	400	7,564
Tredegar Corp.	671	11,776
Trinseo S.A.	300	20,130
UFP Technologies, Inc. (a) (b)	500	12,950
United States Lime & Minerals, Inc.	50	3,949
United States Steel Corp.	1,350	45,644
Valspar Corp. (The)	527	58,465
Vulcan Materials Co.	855	103,010
W.R. Grace & Co.	427	29,766
Westlake Chemical Corp.	202	13,342
WestRock Co.	1,534	79,814
Worthington Industries, Inc. (b)	225	10,145
		5,676,326
Real Estate - 4.2%
Acadia Realty Trust	676	20,321
Agree Realty Corp.	300	14,388
Alexander & Baldwin, Inc.	450	20,034
Alexandria Real Estate Equities, Inc.	601	66,423

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
American Assets Trust, Inc.	425	$17,782
American Campus Communities, Inc.	982	46,733
American Homes 4 Rent - Class A	1,700	39,032
American Tower Corp.	3,375	410,197
Apartment Investment & Management Co. - Class A	1,381	61,247
Apple Hospitality REIT, Inc.	1,975	37,723
Ashford Hospitality Prime, Inc.	130	1,379
Ashford Hospitality Trust, Inc.	544	3,465
AV Homes, Inc. (a) (b)	600	9,870
AvalonBay Communities, Inc.	1,199	220,135
Boston Properties, Inc.	1,243	164,585
Brandywine Realty Trust	1,988	32,265
Brookfield Property Partners, L.P.	3,075	68,449
Camden Property Trust	725	58,334
Care Capital Properties, Inc. (b)	678	18,218
CareTrust REIT, Inc.	403	6,778
CBL & Associates Properties, Inc. (b)	1,205	11,496
CBRE Group, Inc. - Class A (a)	2,725	94,802
Cedar Realty Trust, Inc.	650	3,263
Chatham Lodging Trust (b)	425	8,394
Chesapeake Lodging Trust	625	14,975
Colony NorthStar, Inc. - Class A	4,425	57,127
Colony Starwood Homes (b)	840	28,518
Columbia Property Trust, Inc.	1,075	23,919
CoreCivic, Inc.	799	25,105
CoreSite Realty Corp. (b)	300	27,015
Corporate Office Properties Trust	850	28,135
Cousins Properties, Inc.	3,356	27,754
Crown Castle International Corp.	2,647	250,008
CubeSmart	1,737	45,093
CyrusOne, Inc. (b)	725	37,316
DCT Industrial Trust, Inc.	887	42,682
DDR Corp.	2,820	35,335
DiamondRock Hospitality Co.	1,727	19,256
Digital Realty Trust, Inc. (b)	1,350	143,627
Douglas Emmett, Inc.	1,300	49,920

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Duke Realty Corp.	3,026	$79,493
DuPont Fabros Technology, Inc.	700	34,713
EastGroup Properties, Inc.	375	27,574
Empire State Realty Trust, Inc. - Class A	1,100	22,704
EPR Properties	422	31,072
Equinix, Inc.	630	252,232
Equity Commonwealth (a)	993	31,001
Equity LifeStyle Properties, Inc.	739	56,947
Equity Residential	3,204	199,352
Essex Property Trust, Inc.	572	132,435
Extra Space Storage, Inc. (b)	1,094	81,383
Federal Realty Investment Trust	620	82,770
FelCor Lodging Trust, Inc.	1,475	11,077
First Industrial Realty Trust, Inc.	1,025	27,296
First Potomac Realty Trust	800	8,224
Forest City Realty Trust, Inc. - Class A	2,100	45,738
Franklin Street Properties Corp.	950	11,533
Gaming and Leisure Properties, Inc.	1,517	50,698
Getty Realty Corp.	402	10,159
GGP, Inc.	4,415	102,340
Government Properties Income Trust (b)	550	11,512
Gramercy Property Trust (b)	912	23,986
HCP, Inc.	4,075	127,466
Healthcare Realty Trust, Inc.	875	28,438
Hersha Hospitality Trust	550	10,335
Highwoods Properties, Inc.	800	39,304
Hospitality Properties Trust	1,325	41,777
Host Hotels & Resorts, Inc.	6,524	121,738
Howard Hughes Corp. (The) (a)	321	37,637
Hudson Pacific Properties, Inc.	1,225	42,434
Investors Real Estate Trust	1,800	10,674
Iron Mountain, Inc.	1,672	59,640
Jones Lang LaSalle, Inc.	284	31,652
Kennedy-Wilson Holdings, Inc.	925	20,535
Kilroy Realty Corp.	700	50,456
Kimco Realty Corp.	3,675	81,181

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Kite Realty Group Trust	725	$15,588
Lamar Advertising Co. - Class A (b)	400	29,896
LaSalle Hotel Properties	1,000	28,950
Lexington Realty Trust	1,875	18,713
Liberty Property Trust	1,225	47,224
Life Storage, Inc.	450	36,954
LTC Properties, Inc.	350	16,765
Macerich Co. (The) (b)	1,103	71,033
Mack-Cali Realty Corp.	725	19,532
Medical Properties Trust, Inc. (b)	1,500	19,335
Mid-America Apartment Communities, Inc.	959	97,569
Monogram Residential Trust, Inc.	1,450	14,457
National Health Investors, Inc.	325	23,605
National Retail Properties, Inc.	900	39,258
New Senior Investment Group, Inc. (b)	695	7,089
NorthStar Realty Europe Corp.	542	6,282
Omega Healthcare Investors, Inc. (b)	1,200	39,588
Outfront Media, Inc.	336	8,921
Paramount Group, Inc.	1,800	29,178
Parkway, Inc.	550	10,940
Pebblebrook Hotel Trust (b)	625	18,256
Pennsylvania Real Estate Investment Trust (b)	775	11,734
Piedmont Office Realty Trust, Inc. - Class A	1,275	27,260
Potlatch Corp.	100	4,570
Prologis, Inc.	4,585	237,869
PS Business Parks, Inc.	200	22,952
Public Storage	1,349	295,309
Quality Care Properties, Inc. (a)	815	15,371
Ramco-Gershenson Properties Trust	1,000	14,020
Rayonier, Inc.	826	23,409
Realty Income Corp. (b)	1,700	101,201
Regency Centers Corp. (b)	1,182	78,473
Retail Opportunity Investments Corp. (b)	725	15,247
Retail Properties of America, Inc. - Class A	2,075	29,922
RLJ Lodging Trust	1,100	25,861
RMR Group, Inc. (The) - Class A	71	3,515

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Ryman Hospitality Properties, Inc. (b)	525	$32,461
Sabra Health Care REIT, Inc.	675	18,853
Select Income REIT	350	9,027
Senior Housing Properties Trust	2,075	42,019
Seritage Growth Properties - Class A (b)	300	12,945
Silver Bay Realty Trust Corp.	152	3,263
Simon Property Group, Inc.	2,653	456,395
SL Green Realty Corp.	876	93,399
Spirit Realty Capital, Inc.	4,000	40,520
St. Joe Co. (The) (a) (b)	500	8,525
STAG Industrial, Inc.	450	11,259
STORE Capital Corp.	675	16,119
Summit Hotel Properties, Inc.	975	15,581
Sun Communities, Inc.	500	40,165
Sunstone Hotel Investors, Inc.	1,840	28,207
Tanger Factory Outlet Centers, Inc.	775	25,397
Taubman Centers, Inc.	500	33,010
Tejon Ranch Co. (a)	50	1,095
Terreno Realty Corp.	575	16,100
UDR, Inc.	2,328	84,413
Uniti Group, Inc.	1,228	31,744
Universal Health Realty Income Trust	200	12,900
Urban Edge Properties	811	21,329
Urstadt Biddle Properties, Inc. - Class A	500	10,280
Ventas, Inc.	2,965	192,843
VEREIT, Inc.	6,175	52,426
Vornado Realty Trust	1,650	165,511
Washington Prime Group, Inc.	1,617	14,052
Washington Real Estate Investment Trust	750	23,460
Weingarten Realty Investors	1,050	35,060
Welltower, Inc.	3,120	220,957
Weyerhaeuser Co.	6,127	208,194
		7,811,959
Telecommunication Services - 2.3%
8x8, Inc. (a)	1,000	15,250
AT&T, Inc.	48,700	2,023,484

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Telecommunication Services - 2.3% (Continued)
CenturyLink, Inc. (b)	3,735	$88,034
Cogent Communications Holdings, Inc.	200	8,610
Consolidated Communications Holdings, Inc. (b)	501	11,733
General Communication, Inc. - Class A (a)	600	12,480
IDT Corp. - Class B	16	204
Level 3 Communications, Inc. (a)	2,211	126,513
SBA Communications Corp. (a)	920	110,740
Shenandoah Telecommunications Co.	300	8,415
Spok Holdings, Inc.	400	7,600
Sprint Corp. (a) (b)	5,547	48,148
Straight Path Communications, Inc. - Class B (a) (b)	8	288
Telephone and Data Systems, Inc.	700	18,557
T-Mobile US, Inc. (a)	2,425	156,631
United States Cellular Corp. (a)	300	11,199
Verizon Communications, Inc.	32,338	1,576,478
Vonage Holdings Corp. (a)	1,425	9,006
Windstream Holdings, Inc. (b)	1,893	10,317
Zayo Group Holdings, Inc. (a)	1,525	50,173
		4,293,860
Utilities - 3.1%
AES Corp.	5,235	58,528
ALLETE, Inc. (b)	425	28,777
Alliant Energy Corp.	1,675	66,347
Ameren Corp.	1,925	105,086
American Electric Power Co., Inc.	3,655	245,360
American States Water Co.	100	4,430
American Water Works Co., Inc.	1,320	102,657
Aqua America, Inc. (b)	1,326	42,631
Atmos Energy Corp.	760	60,032
Avangrid, Inc.	550	23,507
Avista Corp.	550	21,478
Black Hills Corp. (b)	300	19,941
California Water Service Group (b)	225	8,066
Calpine Corp. (a)	2,575	28,454
CenterPoint Energy, Inc.	2,900	79,953
CMS Energy Corp.	1,800	80,532

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Utilities - 3.1% (Continued)
Consolidated Edison, Inc. (b)	2,329	$180,870
Dominion Resources, Inc.	4,392	340,686
DTE Energy Co.	1,333	136,113
Duke Energy Corp.	5,410	443,674
Dynegy, Inc. (a) (b)	11	86
Edison International	2,506	199,503
El Paso Electric Co.	400	20,200
Entergy Corp.	1,250	94,950
Eversource Energy	2,392	140,602
Exelon Corp.	6,741	242,541
FirstEnergy Corp.	3,380	107,552
Fortis, Inc. (b)	902	29,910
Genie Energy Ltd. - Class B (b)	16	116
Great Plains Energy, Inc.	1,405	41,054
Hawaiian Electric Industries, Inc. (b)	800	26,648
IDACORP, Inc.	313	25,966
MDU Resources Group, Inc.	1,375	37,634
MGE Energy, Inc. (b)	150	9,750
National Fuel Gas Co. (b)	650	38,753
New Jersey Resources Corp.	500	19,800
NextEra Energy, Inc.	3,687	473,300
NiSource, Inc.	2,565	61,021
Northwest Natural Gas Co.	300	17,730
NorthWestern Corp.	400	23,480
NRG Energy, Inc.	2,252	42,112
NRG Yield, Inc. - Class A (b)	300	5,217
NRG Yield, Inc. - Class C (b)	300	5,310
OGE Energy Corp.	1,475	51,596
ONE Gas, Inc.	287	19,401
Ormat Technologies, Inc.	175	9,989
Otter Tail Corp.	350	13,265
PG&E Corp.	4,075	270,416
Pinnacle West Capital Corp.	816	68,038
PNM Resources, Inc. (b)	700	25,900
Portland General Electric Co.	500	22,210
PPL Corp.	5,000	186,950

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Utilities - 3.1% (Continued)
Public Service Enterprise Group, Inc.	3,600	$159,660
SCANA Corp.	779	50,908
Sempra Energy	1,837	202,988
South Jersey Industries, Inc. (b)	650	23,173
Southern Co. (The)	7,750	385,795
Southwest Gas Holdings, Inc.	325	26,946
Spire, Inc.	350	23,625
UGI Corp.	1,275	62,985
Vectren Corp.	508	29,774
WEC Energy Group, Inc. (b)	2,339	141,814
Westar Energy, Inc.	875	47,486
WGL Holdings, Inc.	350	28,886
Xcel Energy, Inc.	3,600	160,020
		5,752,182

Total Common Stocks (Cost $66,809,653)		$182,342,647

RIGHTS - 0.0% (d)	Shares	Value
AMR Corp., Escrow (a) (c)	3,275	$5,502
Asterias Biotherapeutics, Inc. (a)	9	4
Dyax Corp. (a) (b) (c)	1,200	0
Media General, Inc. (a) (c)	794	0
Safeway CVR - Casa Ley (a) (c)	2,075	2,106
Safeway CVR - PDC (a) (c)	2,075	101
Total Rights (Cost $0)		$7,713

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.0%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 0.56% (e)	2,839,788	$2,839,788
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 0.01% (e) (f)	2,774,309	2,774,309
Total Money Market Funds (Cost $5,614,097)		$5,614,097

Total Investments at Value - 101.4% (Cost $72,423,750)		$187,964,457

Liabilities in Excess of Other Assets - (1.4%)		(2,548,579)

Net Assets - 100.0%		$185,415,878

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $13,485,449 (Note 5).
(c)
Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $7,709 at March 31, 2017, representing 0.0% (d) of net assets (Note 1).

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of March 31, 2017.
(f)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2017 was $2,774,309. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,056,930 (Note 5).

ADR - American Depositary Receipt.
CVR - Contingent Value Right.
Ltd. - Limited.
plc - Public Limited Company.
LLC - Limited Liability Corporation.

See accompanying notes to Schedules of Investments.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

1. Securities valuation

The Wilshire Mutual Funds, Inc. (the “Company”) consists of seven separate investment portfolios. The portfolios presented in these statements are: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (collectively the “Portfolios,” each a “Portfolio” of the Company). A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. Securities quoted on the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System, for which there have been sales, are valued at the NASDAQ official closing price. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the respective exchange. Debt securities are valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

The Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party fair valuation vendor. ICE provides a daily fair value for foreign securities in the Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value the Wilshire International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Wilshire International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

Investments in open-end registered investment companies, including affiliated registered investment funds, are valued at the end of day based on its net asset value (“NAV”) per share as reported by such funds. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

A Portfolio’s investment in an exchange-traded fund (“ETF”) is valued at the ETF’s NAV or market price, depending upon whether a Portfolio purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. During the period ended March 31, 2017, no creation units were purchased by the Portfolios.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2017, there have been no significant changes to the Portfolios’ fair value methodologies.

The following is a summary of the inputs used to value the Portfolios’ investments as of March 31, 2017:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$224,311,275	$-	$-	$224,311,275
Money Market Funds	4,854,753	-	-	4,854,753
Total	$229,166,028	$-	$-	$229,166,028

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$183,273,844	$-	$-	$183,273,844
Rights	-	-	1,189	1,189
Money Market Funds	1,861,294	-	-	1,861,294
Total	$185,135,138	$-	$1,189	$185,136,327

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$39,473,517	$-	$-		$39,473,517
Rights	-	-	360	*	360
Money Market Funds	2,979,204	-	-		2,979,204
Total	$42,452,721	$-	$360		$42,453,081

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$37,925,755	$-	$-	$37,925,755
Money Market Funds	1,506,989	-	-	1,506,989
Total	$39,432,744	$-	$-	$39,432,744

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$182,342,647	$-	$-	*	$182,342,647
Rights	4	-	7,709	*	7,713
Money Market Funds	5,614,097	-	-		5,614,097
Total	$187,956,748	$-	$7,709		$187,964,457

Wilshire International Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$72,932,712	$201,923,524	$-	$274,856,236
Exchange-Traded Funds	1,039,572	-	-	1,039,572
Preferred Stocks	1,677,701	-	-	1,677,701
Rights	-	-	4,143	4,143
Money Market Funds	9,327,082	-	-	9,327,082
Total	$84,977,067	$201,923,524	$4,143	$286,904,734

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$-	$51,311,845	$-	$51,311,845
U.S. Government Agency Obligations	-	12,999,757	-	12,999,757
Agency Mortgage-Backed Obligations	-	14,711,842	-	14,711,842
Non-Agency Mortgage-Backed Obligations	-	77,761,491	998,988	78,760,479
Non-Agency Mortgage-Backed Obligations-IO Strips	-	8,262,513	-	8,262,513
Asset-Backed Securities	-	38,915,706	-	38,915,706
Collateralized Loan Obligations	-	53,672,579	-	53,672,579
Investment-Grade Corporate Obligations	-	20,888,853	-	20,888,853
High Yield Corporate Obligations	-	10,841,306	-	10,841,306
Foreign Bonds	-	50,232,412	-	50,232,412
Loan Participations	-	29,120,566	-	29,120,566
Military Housing Obligations	-	5,609,962	1,862,929	7,472,891
Municipal Obligations	-	3,382,202	-	3,382,202
Preferred Stocks	-	5,663,326	-	5,663,326
Common Stocks	61,334	-	-	61,334
Affiliated Registered Investment Companies	9,806,388	-	-	9,806,388
Purchased Option Contracts	313,614	-	-	313,614
Money Market Funds	7,562,639	-	-	7,562,639
Total	$17,743,975	$383,374,360	$2,861,917	$403,980,252

Other Financial Instruments
Written Option Contracts	$-	$(159,165)	$-	$(159,165)
Total	$-	$(159,165)	$-	$(159,165)

*	Includes securities that have been fair valued at $0.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (continued)

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. As of March 31, 2017, the Portfolios did not have any transfers between Levels. In addition, Large Company Growth Portfolio, Small Company Value Portfolio and Wilshire International Equity Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). Large Company Value Portfolio, Small Company Growth Portfolio and Wilshire International Equity Fund held Rights, Wilshire 5000 IndexSM Fund held Common Stocks and Rights and Wilshire Income Opportunities held Non-Agency Mortgage-Backed Obligations and Military Housing Obligations that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2017, totaling $1,189, $360, $4,143, $7,713 and $2,861,917, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Portfolio has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets. It is the Portfolios’ policy to recognize transfers between Levels at the end of the reporting period.

2. Security transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2017:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax Cost	$164,759,427	$154,190,133	$33,640,983	$31,764,823

Aggregate gross unrealized appreciation	$67,588,559	$34,971,728	$9,622,923	$8,850,241
Aggregate gross unrealized depreciation	(3,181,958)	(4,025,534)	(810,825)	(1,182,320)

Net unrealized appreciation (depreciation)	$64,406,601	$30,946,194	$8,812,098	$7,667,921

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax Cost	$74,311,779	$257,910,599	$405,700,576

Aggregate gross unrealized appreciation	$116,929,191	$35,823,009	$4,854,609
Aggregate gross unrealized depreciation	(3,276,513)	(6,828,874)	(6,574,933)

Net unrealized appreciation (depreciation)	$113,652,678	$28,994,135	$(1,720,324)

Net unrealized depreciation on written options	$-	$-	$(51,876)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS (continued)

4. Affiliated investments

The following is a summary of the transactions with affiliates held in the Wilshire Income Opportunities Fund for the period ended March 31, 2017:

Affiliated Investment	Value as of December 31, 2016	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2017	Income Distributions

Guggenheim Floating Rate Strategies Fund	$6,049,104	$32,127	$(1,500,000)	$9,490	$(6,647)	$4,584,074	$36,017
Guggenheim Straregy Fund I	$4,699,030	$513,476	$-	$-	$9,808	$5,222,314	$20,089

5. Securities Lending

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gains or losses in the market prices of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Northern Trust Company, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. Securities on loan are collateralized by cash and various U.S. Treasury obligations. The following table represents each type of collateral received from securities on loan as of March 31, 2017 for each Portfolio:

	Collateral Received
	Northern Trust Institutional Liquid Asset Portfolio	U.S. Treasury Obligations	Total

Large Company Growth Portfolio	$891,150	$31,348,645	$32,239,795
Large Company Value Portfolio	1,090,702	10,321,338	11,412,040
Small Company Growth Portfolio	1,806,199	5,010,676	6,816,875
Small Company Value Portfolio	1,063,679	5,414,369	6,478,048
Wilshire 5000 IndexSM Fund	2,774,309	11,056,930	13,831,239
Wilshire International Equity Fund	2,730,677	17,994,602	20,725,279

6. Sector risk

If a Portfolio has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. This may increase the risk of loss of an investment in a Portfolio and increase the volatility of a Portfolio’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s portfolio could be adversely affected. As of March 31, 2017, Large Company Growth Portfolio had 39.8% of the value of its net assets invested in stocks within the Information Technology sector, Large Company Value Portfolio had 32.2% of the value of its net assets invested in stocks within the Financials sector and Small Company Value Portfolio had 29.0% of the value of its net assets invested in stocks within the Financials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President

Date	May 30, 2017

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer and Principal Accounting Officer

Date	May 30, 2017

*	Print the name and title of each signing officer under his or her signature.